UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2016

Date of reporting period:	4/30/2016

Item 1 – Reports to Stockholders

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential QMA International Equity Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company and member SIPC. QMA is the primary business name of Quantitative Management Associates LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential QMA International Equity Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential QMA International Equity Fund

June 15, 2016

Prudential QMA International Equity Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Five Years (%)	Ten Years (%)
Class A	–3.83	–14.50	1.90	–3.82
Class B	–4.09	–15.03	–1.42	–10.32
Class C	–4.10	–15.17	–1.58	–10.46
Class Z	–3.48	–14.12	3.62	–1.17
MSCI All Country World Ex-US Index	–1.75	–11.28	–0.63	18.31
Lipper International Multi-Cap Core Funds Average	–2.74	–9.73	6.35	15.23

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Ten Years (%)
Class A		–15.62	0.13	–0.60
Class B		–15.75	0.38	–0.74
Class C		–12.24	0.57	–0.74
Class Z		–10.36	1.57	0.23
MSCI All Country World Ex-US Index		–9.19	0.31	1.94
Lipper International Multi-Cap Core Funds Average		–7.77	1.95	1.60

Source: Prudential Investments LLC and Lipper Inc.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class B*	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	5% (Yr.1) 4% (Yr.2) 3% (Yr.3) 2% (Yr.4) 1% (Yr.5) 1% (Yr.6) 0% (Yr.7)	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30%	1%	1%	None

*Class B shares are closed to all purchase activity and no additional Class B shares may be purchased or acquired except by exchange from Class B shares of another Fund or through dividend or capital gains reinvestment.

Benchmark Definitions

MSCI All Country World Ex-US Index—The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged free float-adjusted market-capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. The MSCI ACWI ex-US Index consists of 45 country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Lipper International Multi-Cap Core Funds Average—The Lipper International Multi-Cap Core Funds Average (Lipper Average) is based on the average return of all funds in the Lipper International Multi-Cap Core Funds category for the periods noted. Funds in the Lipper Average are funds that, by portfolio practice, invest in a variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap core funds typically have above-average characteristics compared to the MSCI EAFE Index.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes.

Prudential QMA International Equity Fund	5

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/16 (%)
Roche Holding AG, Pharmaceuticals	1.6
Novartis AG, Pharmaceuticals	1.5
Total SA, Oil, Gas & Consumable Fuels	1.3
HSBC Holdings PLC, Banks	1.2
British American Tobacco PLC, Tobacco	1.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/16 (%)
Banks	13.2
Pharmaceuticals	8.7
Oil, Gas & Consumable Fuels	6.5
Insurance	4.8
Automobiles	3.2

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential QMA International Equity Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential QMA International Equity Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$961.70	1.70%	$8.29
	Hypothetical	$1,000.00	$1,016.41	1.70%	$8.52
Class B	Actual	$1,000.00	$959.10	2.40%	$11.69
	Hypothetical	$1,000.00	$1,012.93	2.40%	$12.01
Class C	Actual	$1,000.00	$959.00	2.40%	$11.69
	Hypothetical	$1,000.00	$1,012.93	2.40%	$12.01
Class Z	Actual	$1,000.00	$965.20	1.40%	$6.84
	Hypothetical	$1,000.00	$1,017.90	1.40%	$7.02

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.70	1.70
B	2.40	2.40
C	2.40	2.40
Z	1.40	1.40

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential QMA International Equity Fund	9

Portfolio of Investments (unaudited)

as of April 30, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 99.1%

COMMON STOCKS 95.6%

Australia 4.2%
Amcor Ltd.	118,551	$1,382,177
CIMIC Group Ltd.	6,931	187,457
Coca-Cola Amatil Ltd.	133,629	870,593
Commonwealth Bank of Australia	49,587	2,768,305
Dexus Property Group, REIT	237,196	1,512,408
Evolution Mining Ltd.	617,933	933,504
Fortescue Metals Group Ltd.(a)	479,587	1,232,540
Goodman Group, REIT	119,265	621,356
GPT Group (The), REIT	27,527	104,837
Macquarie Group Ltd.	3,360	160,961
Oz Minerals Ltd.	213,269	946,837
Seven West Media Ltd.	359,202	287,377
Sydney Airport	27,783	143,251

		11,151,603

Austria
ANDRITZ AG	1,897	106,483

Belgium 0.1%
Anheuser-Busch InBev SA/NV	1,473	182,732

Brazil 1.0%
Banco Santander Brasil SA	276,600	1,495,092
JBS SA	350,800	925,131
MRV Engenharia e Participacoes SA	60,800	212,316

		2,632,539

Canada 5.7%
Bank of Montreal	35,200	2,293,176
Bank of Nova Scotia (The)	16,000	839,085
Canadian Imperial Bank of Commerce	6,200	500,764
Canadian National Railway Co.	5,000	307,882
CCL Industries, Inc. (Class B Stock)	9,000	1,648,003
Constellation Software, Inc.	400	156,321
Fairfax Financial Holdings Ltd.	300	160,795
Genworth MI Canada, Inc.(a)	35,800	926,743
Magna International, Inc.	36,700	1,541,476
Metro, Inc.	27,800	930,359
Open Text Corp.	1,900	106,380
Royal Bank of Canada	13,500	838,384
Suncor Energy, Inc.	63,300	1,858,085

See Notes to Financial Statements.

Prudential QMA International Equity Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Canada (cont’d.)
Toronto-Dominion Bank (The)	64,900	$2,888,870

		14,996,323

Chile 0.2%
Enersis Americas SA	3,403,978	578,394

China 5.4%
Air China Ltd.	1,682,000	1,273,415
Alibaba Group Holding Ltd., ADR*(a)	7,700	592,438
Baidu, Inc., ADR*	9,300	1,806,990
Bank of Chongqing Co. Ltd. (Class H Stock)	26,000	20,538
Bank of Communications Co. Ltd. (Class H Stock)	2,135,000	1,345,621
China CITIC Bank Corp. Ltd. (Class H Stock)*	725,000	454,685
China Communications Construction Co. Ltd. (Class H Stock)	88,000	105,630
China Construction Bank Corp. (Class H Stock)	1,266,000	804,071
China Everbright Bank Co. Ltd. (Class H Stock)	2,903,000	1,316,364
China Lumena New Materials Corp.*(b)(c)	5,060,000	6,523
China Railway Construction Corp. Ltd. (Class H Stock)	83,000	105,517
China Railway Group Ltd. (Class H Stock)	129,000	102,107
China Telecom Corp. Ltd. (Class H Stock)	792,000	392,092
China Vanke Co. Ltd. (Class H Stock)	578,200	1,443,202
Citic Securities Co. Ltd.	591,500	1,299,988
Guangzhou R&F Properties Co. Ltd.	179,600	250,456
Huadian Power International Corp. Ltd. (Class H Stock)	596,000	305,610
Huaneng Power International, Inc. (Class H Stock)	914,000	651,919
JinkoSolar Holding Co. Ltd., ADR*(a)	10,200	227,154
Kaisa Group Holdings Ltd.*(b)	1,496,000	—
Powerlong Real Estate Holdings Ltd.	923,000	199,251
Shanghai Pharmaceuticals Holding Co. Ltd. (Class H Stock)	50,500	107,038
Tencent Holdings Ltd.	51,900	1,056,078
Tianneng Power International Ltd.*	384,000	314,515
Yuzhou Properties Co. Ltd.*	492,000	134,398

		14,315,600

Colombia 0.3%
Almacenes Exito SA	160,984	905,316

Denmark 2.1%
A.P. Moeller - Maersk A/S (Class A Stock)	1,142	1,555,889
Chr Hansen Holding A/S	1,641	102,187
Novo Nordisk A/S (Class B Stock)	34,816	1,943,930
Vestas Wind Systems A/S	28,677	2,052,760

		5,654,766

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Finland 1.7%
Fortum OYJ	102,125	$1,539,697
Kone OYJ (Class B Stock)	22,976	1,049,834
UPM-Kymmene OYJ	97,953	1,875,033

		4,464,564

France 6.0%
Atos SE	9,884	879,746
AXA SA	99,025	2,500,354
Capgemini SA	2,656	247,919
Orange SA	15,834	263,066
Peugeot SA*	43,209	696,367
Publicis Groupe SA	14,501	1,073,126
Renault SA	15,969	1,540,821
Safran SA	4,909	338,426
Sanofi	24,837	2,047,239
Thales SA	1,598	138,288
Total SA	68,537	3,463,931
Valeo SA	3,636	576,741
Vinci SA	26,585	1,985,599

		15,751,623

Germany 5.3%
Aareal Bank AG	25,714	915,426
adidas AG	17,185	2,217,175
Allianz SE	17,794	3,027,271
Bayer AG	3,838	443,548
Deutsche Telekom AG	34,945	613,408
Hannover Rueck SE	16,410	1,876,016
Henkel AG & Co. KGaA	2,673	271,911
ProSiebenSat.1 Media SE	2,314	118,211
Siemens AG	25,513	2,669,904
Volkswagen AG	11,047	1,764,175

		13,917,045

Greece 0.8%
Aegean Airlines SA	35,435	325,111
JUMBO SA*	60,677	794,760
Metka SA	16,582	126,835
Motor Oil Hellas Corinth Refineries SA	43,499	496,096
Mytilineos Holdings SA*	76,165	305,830

		2,048,632

See Notes to Financial Statements.

Prudential QMA International Equity Fund	13

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Hong Kong 2.8%
Cathay Pacific Airways Ltd.	61,000	$97,255
China High Speed Transmission Equipment Group Co. Ltd.*	1,172,000	908,285
CK Hutchison Holdings Ltd.	43,500	520,418
Galaxy Entertainment Group Ltd.	402	1,351
Henderson Land Development Co. Ltd.	211,000	1,315,066
Ju Teng International Holdings Ltd.	386,000	173,269
Kingboard Chemical Holdings Ltd.	67,000	128,859
Link REIT (The), REIT	330,500	2,005,104
WH Group Ltd., 144A*	1,739,500	1,405,040
Wheelock & Co. Ltd.	183,000	847,218

		7,401,865

Hungary 0.1%
Magyar Telekom Telecommunications PLC*	197,287	342,679

India 0.5%
Reliance Industries Ltd., GDR, 144A	38,164	1,129,655
Reliance Infrastructure Ltd., GDR	8,164	204,916

		1,334,571

Indonesia 0.1%
United Tractors Tbk PT	207,200	234,556

Ireland 0.7%
Paddy Power Betfair PLC	6,590	881,731
Ryanair Holdings PLC, ADR	3,997	323,557
Shire PLC	11,632	725,863

		1,931,151

Israel 1.4%
Check Point Software Technologies Ltd.*(a)	17,200	1,425,364
Teva Pharmaceutical Industries Ltd.	40,891	2,246,266

		3,671,630

Italy 0.6%
Intesa Sanpaolo SpA	213,947	594,733
Intesa Sanpaolo SpA - RSP	274,305	722,571
Recordati SpA	5,049	128,477

		1,445,781

Japan 14.8%
Astellas Pharma, Inc.	123,100	1,659,707
Canon Marketing Japan, Inc.	47,500	851,308

See Notes to Financial Statements.

14

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Japan (cont’d.)
Central Japan Railway Co.	9,400	$1,646,652
Dai-ichi Life Insurance Co. Ltd. (The)	65,300	784,886
Daiichi Sankyo Co. Ltd.	85,900	2,024,439
Daiwa House Industry Co. Ltd.	23,300	622,500
Dentsu, Inc.	4,500	228,641
Fuji Heavy Industries Ltd.	32,400	1,063,854
FUJIFILM Holdings Corp.	7,300	299,653
Hazama Ando Corp.	158,800	774,633
Hitachi High-Technologies Corp.	47,300	1,279,828
Hoshizaki Electric Co. Ltd.	1,300	109,100
ITOCHU Corp.	24,100	306,277
Japan Airlines Co. Ltd.	37,900	1,364,184
Japan Exchange Group, Inc.	17,500	260,632
Japan Tobacco, Inc.	55,900	2,283,959
KDDI Corp.	89,300	2,572,352
Koito Manufacturing Co. Ltd.	31,600	1,369,047
Konami Holdings Corp.	30,500	961,649
Matsumotokiyoshi Holdings Co. Ltd.	18,300	895,728
Medipal Holdings Corp.	42,500	672,402
Mitsubishi UFJ Financial Group, Inc.	198,200	914,657
Mizuho Financial Group, Inc.	1,340,600	2,009,441
Nikon Corp.	93,900	1,368,818
Nippon Telegraph & Telephone Corp.	51,284	2,294,976
Nissan Motor Co. Ltd.	38,300	339,875
NTT DOCOMO, Inc.	15,100	362,158
Obayashi Corp.	111,700	1,094,698
ORIX Corp.	125,400	1,773,775
Penta-ocean Construction Co. Ltd.	52,600	236,874
Ricoh Co. Ltd.	77,300	787,758
Sumitomo Mitsui Financial Group, Inc.	68,000	2,046,237
Taisei Corp.	22,000	150,162
TDK Corp.	23,300	1,363,373
Tokio Marine Holdings, Inc.	19,700	644,633
Tokyo Electron Ltd.	3,200	211,495
Tosoh Corp.	47,000	214,826
Toyota Boshoku Corp.	21,100	392,539
Toyota Motor Corp.	17,033	863,399

		39,101,125

Malaysia 0.5%
MISC Bhd	62,100	134,326
Padini Holdings Bhd	222,100	124,510
Top Glove Corp. Bhd	539,800	684,904

See Notes to Financial Statements.

Prudential QMA International Equity Fund	15

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Malaysia (cont’d.)
Unisem M Bhd	771,600	$436,190

		1,379,930

Mexico 0.9%
America Movil SAB de CV (Class L Stock)	2,137,900	1,513,522
Industrias Bachoco SAB de CV	131,800	552,338
Wal-Mart de Mexico SAB de CV	81,600	201,668

		2,267,528

Netherlands 2.7%
Heineken Holding NV	13,734	1,133,840
Heineken NV	3,526	330,836
Koninklijke Ahold NV	12,642	275,271
NN Group NV	32,926	1,142,951
NXP Semiconductors NV*	5,400	460,512
Royal Dutch Shell PLC (Class A Stock)	63,388	1,660,340
Royal Dutch Shell PLC (Class B Stock)	32,670	857,750
Steinhoff International Holdings NV	45,952	287,454
Wolters Kluwer NV	26,157	996,394

		7,145,348

New Zealand 0.7%
Air New Zealand Ltd.	456,882	783,942
Auckland International Airport Ltd.	196,817	844,291
Spark New Zealand Ltd.	49,465	127,905

		1,756,138

Norway 0.9%
Austevoll Seafood ASA	52,553	442,132
DNB ASA	86,552	1,107,556
Frontline Ltd./Bermuda	55,907	463,577
Leroy Seafood Group ASA	2,537	123,818
Yara International ASA	2,796	111,834

		2,248,917

Philippines 0.1%
Nickel Asia Corp.	3,111,300	353,210

Poland 0.6%
Ciech SA*	30,373	563,080
Energa SA	300,239	978,219
Polski Koncern Naftowy Orlen SA	6,998	126,212

		1,667,511

See Notes to Financial Statements.

16

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Portugal 0.7%
Altri SGPS SA	197,706	$770,200
Navigator Co. SA (The)	73,874	263,615
Sonae SGPS SA	819,000	909,528

		1,943,343

Russia 0.8%
Gazprom PAO, ADR	141,081	729,107
Lukoil PJSC, ADR	14,482	613,820
Magnit PJSC, GDR, RegS	4,245	146,877
MMC Norilsk Nickel PJSC, ADR	7,332	108,147
Novatek OAO, GDR, RegS	1,343	128,928
Rosneft OAO, GDR, RegS	68,985	376,658
Surgutneftegas OAO, ADR	23,126	122,336

		2,225,873

Singapore 0.7%
Ascendas Real Estate Investment Trust, REIT	110,500	201,672
Wilmar International Ltd.	569,600	1,564,678

		1,766,350

South Africa 1.6%
Redefine Properties Ltd.	786,219	678,657
Resilient REIT Ltd.	137,138	1,310,233
Standard Bank Group Ltd.	165,282	1,484,289
Telkom SA SOC Ltd.	153,073	610,316

		4,083,495

South Korea 4.2%
Com2uSCorp*	7,598	859,610
Hyundai Steel Co.	18,911	1,037,298
Korea Electric Power Corp.	37,483	2,036,030
KT Corp.	53,617	1,436,243
Lotte Chemical Corp.	5,103	1,301,619
Samsung Electronics Co. Ltd.	2,507	2,732,208
Shinhan Financial Group Co. Ltd.	6,769	248,192
Sk Holdings Co. Ltd.	546	107,010
SK Innovation Co. Ltd.	9,348	1,262,517

		11,020,727

Spain 1.4%
Amadeus IT Holding SA (Class A Stock)	8,093	369,045
Endesa SA	24,208	509,335

See Notes to Financial Statements.

Prudential QMA International Equity Fund	17

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Spain (cont’d.)
Gamesa Corp. Tecnologica SA	45,595	$900,413
Industria de Diseno Textil SA	28,891	929,878
Sacyr SA	273,887	584,984
Telefonica SA	33,273	363,982

		3,657,637

Sweden 2.5%
Axfood AB	49,186	911,974
Bilia AB (Class A Stock)	21,533	515,721
Boliden AB	17,980	314,476
Investor AB (Class B Stock)	47,348	1,739,571
Skanska AB (Class B Stock)	64,861	1,429,593
Svenska Cellulosa AB SCA (Class B Stock)	51,978	1,639,991

		6,551,326

Switzerland 5.4%
ABB Ltd.	42,126	891,819
Kuehne + Nagel International AG	901	130,028
Nestle SA	32,025	2,390,336
Novartis AG	50,206	3,820,790
Roche Holding AG	16,716	4,229,302
Schindler Holding AG	3,034	558,187
Swiss Re AG	23,883	2,122,688

		14,143,150

Taiwan 3.5%
Formosa Petrochemical Corp.	474,000	1,344,437
Fubon Financial Holding Co. Ltd.	1,106,000	1,339,718
Gourmet Master Co. Ltd.	50,000	402,001
Grand Pacific Petrochemical	1,041,000	539,773
Kinsus Interconnect Technology Corp.	473,000	913,595
Mega Financial Holding Co. Ltd.	1,524,000	1,080,049
Pegatron Corp.	619,000	1,304,026
Taiwan Semiconductor Manufacturing Co. Ltd.	110,000	505,381
Tripod Technology Corp.	455,000	832,053
Winbond Electronics Corp.*	3,391,000	878,286

		9,139,319

Thailand 0.7%
Airports of Thailand PCL	9,100	102,017
BJC Heavy Industries PCL	1,453,128	263,750
Kiatnakin Bank PCL	231,200	274,417

See Notes to Financial Statements.

18

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Thailand (cont’d.)
SPCG PCL	965,200	$576,725
SVI PCL*	4,375,293	612,180

		1,829,089

Turkey 1.4%
Akcansa Cimento AS	30,035	155,126
Aygaz AS	135,770	559,481
Cimsa Cimento Sanayi VE Ticaret AS	38,013	221,238
Eregli Demir VE Celik Fabrikalari TAS	855,107	1,426,380
Koza Altin Isletmeleri AS*	140,809	921,794
Tupras-turkiye Petrol Rafinerileri AS	10,114	266,762

		3,550,781

United Arab Emirates 0.6%
Abu Dhabi Commercial Bank PJSC	365,366	653,972
Aldar Properties PJSC	445,805	328,445
Dubai Islamic Bank PJSC	407,111	642,536

		1,624,953

United Kingdom 11.9%
3i Group PLC	16,052	111,338
Anglo American PLC	10,303	115,242
AstraZeneca PLC	3,019	173,208
Barratt Developments PLC	19,521	152,018
Bellway PLC	22,839	817,805
Berkeley Group Holdings PLC	18,126	794,293
BP PLC	490,546	2,702,615
British American Tobacco PLC	51,511	3,140,744
British Land Co. PLC (The), REIT	15,532	163,420
BT Group PLC	147,147	953,821
DCC PLC	9,950	882,520
easyJet PLC	38,830	836,917
Fiat Chrysler Automobiles NV	13,511	108,773
Galliford Try PLC	21,980	410,892
GKN PLC	338,680	1,382,132
GlaxoSmithKline PLC	131,671	2,814,143
HSBC Holdings PLC	484,082	3,207,963
Imperial Brands PLC	46,542	2,530,647
J. Sainsbury PLC	384,340	1,626,077
Legal & General Group PLC	94,706	309,490
Lloyds Banking Group PLC	1,213,741	1,191,305
National Grid PLC	60,597	864,638

See Notes to Financial Statements.

Prudential QMA International Equity Fund	19

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Reckitt Benckiser Group PLC	10,885	$1,060,408
Safestore Holdings PLC	42,775	212,070
Taylor Wimpey PLC	291,703	786,888
Unilever NV, CVA	24,984	1,097,549
Vodafone Group PLC	410,482	1,322,511
WPP PLC	72,931	1,703,863

		31,473,290

United States
lululemon athletica, Inc.*(a)	48	3,146

TOTAL COMMON STOCKS (cost $233,577,329)		252,000,039

EXCHANGE TRADED FUNDS 1.1%

United States
iShares MSCI EAFE Index Fund(a)	38,000	2,220,340
iShares MSCI Emerging Markets Index Fund(a)	16,100	553,679

TOTAL EXCHANGE TRADED FUNDS (cost $2,500,458)		2,774,019

PREFERRED STOCKS 2.4%

Brazil 1.5%
Banco Bradesco SA (PRFC)	215,210	1,625,065
Braskem SA (PRFC)	203,300	1,454,739
Itausa - Investimentos Itau SA (PRFC)	378,700	948,058

		4,027,862

Colombia 0.1%
Grupo Aval Acciones y Valores SA (PRFC)	705,981	294,913

Germany 0.8%
Volkswagen AG (PRFC)	13,649	1,979,977

South Korea
Samsung Electronics Co. Ltd. (PRFC)	131	119,641

TOTAL PREFERRED STOCKS (cost $5,301,206)		6,422,393

TOTAL LONG-TERM INVESTMENTS (cost $241,378,993)		261,196,451

See Notes to Financial Statements.

20

Description	Shares	Value (Note 1)
SHORT-TERM INVESTMENT 3.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $8,291,639; includes $7,340,996 of cash collateral for securities on loan) (Note 3)(d)(e)	8,291,639	$8,291,639

TOTAL INVESTMENTS 102.3% (cost $249,670,632)(Note 5)		269,488,090
Liabilities in excess of other assets (2.3)%		(5,974,670)

NET ASSETS 100.0%		$263,513,420

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR—American Depositary Receipt

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia and Far East

GDR—Global Depositary Receipt

MSCI—Morgan Stanley Capital International

OTC—Over-the-counter

PRFC—Preference Shares

REIT—Real Estate Investment Trust

RSP—Risparmio (Savings Shares)

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,139,818; cash collateral of $7,340,996 (included in liabilities) was received with which the Series purchased highly liquid short-term investments. Securities on loan are subject to contractual netting arrangements.
(b)	Indicates a Level 3 security. The aggregate value of Level 3 security is $6,523 and 0.0% of net assets.
(c)	Indicates a security or securities that has been deemed illiquid.
(d)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(e)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential QMA International Equity Fund	21

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$11,151,603	$—
Austria	—	106,483	—
Belgium	—	182,732	—
Brazil	2,632,539	—	—
Canada	14,996,323	—	—
Chile	578,394	—	—
China	2,626,582	11,682,495	6,523
Colombia	905,316	—	—
Denmark	—	5,654,766	—
Finland	—	4,464,564	—
France	—	15,751,623	—
Germany	—	13,917,045	—
Greece	622,931	1,425,701	—
Hong Kong	—	7,401,865	—
Hungary	—	342,679	—
India	1,334,571	—	—
Indonesia	—	234,556	—
Ireland	323,557	1,607,594	—
Israel	1,425,364	2,246,266	—
Italy	—	1,445,781	—
Japan	—	39,101,125	—
Malaysia	258,836	1,121,094	—
Mexico	2,267,528	—	—
Netherlands	460,512	6,684,836	—
New Zealand	—	1,756,138	—
Norway	—	2,248,917	—
Philippines	—	353,210	—
Poland	—	1,667,511	—
Portugal	—	1,943,343	—
Russia	2,225,873	—	—
Singapore	—	1,766,350	—
South Africa	—	4,083,495	—
South Korea	—	11,020,727	—
Spain	—	3,657,637	—
Sweden	—	6,551,326	—
Switzerland	—	14,143,150	—
Taiwan	—	9,139,319	—
Thailand	—	1,829,089	—
Turkey	559,481	2,991,300	—
United Arab Emirates	—	1,624,953	—

See Notes to Financial Statements.

22

	Level 1	Level 2	Level 3
Common Stocks (continued)
United Kingdom	$1,097,549	$30,375,741	$—
United States	3,146	—	—
Exchange Traded Funds
United States	2,774,019	—	—
Preferred Stocks
Brazil	4,027,862	—	—
Colombia	294,913	—	—
Germany	—	1,979,977	—
South Korea	—	119,641	—
Affiliated Mutual Fund	8,291,639	—	—

Total	$47,706,935	$221,774,632	$6,523

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2016 were as follows:

Banks	13.2%
Pharmaceuticals	8.7
Oil, Gas & Consumable Fuels	6.5
Insurance	4.8
Automobiles	3.2
Affiliated Mutual Fund (including 2.8% of collateral for securities on loan)	3.2
Tobacco	3.1
Diversified Telecommunication Services	2.9
Metals & Mining	2.8
Food Products	2.8
Construction & Engineering	2.8
Real Estate Investment Trusts (REITs)	2.7
Food & Staples Retailing	2.6
Electric Utilities	2.3
Wireless Telecommunication Services	2.2
Auto Components	2.1
Real Estate Management & Development	2.0
Diversified Financial Services	2.0
Technology Hardware, Storage & Peripherals	1.9
Airlines	1.8
Electrical Equipment	1.8
Household Durables	1.7
Electronic Equipment, Instruments & Components	1.7
Media	1.6
Chemicals	1.5
Industrial Conglomerates	1.5
Semiconductors & Semiconductor Equipment	1.5
Software	1.3
Internet Software & Services	1.3
Containers & Packaging	1.1%
Household Products	1.1
Paper & Forest Products	1.1
Exchange Traded Fund	1.1
Beverages	0.9
Specialty Retail	0.9
Machinery	0.8
Textiles, Apparel & Luxury Goods	0.8
Marine	0.8
Road & Rail	0.7
Thrifts & Mortgage Finance	0.7
Capital Markets	0.6
Independent Power & Renewable Electricity Producers	0.5
IT Services	0.5
Hotels, Restaurants & Leisure	0.5
Transportation Infrastructure	0.5
Personal Products	0.4
Multi-Utilities	0.3
Distributors	0.3
Health Care Providers & Services	0.3
Health Care Equipment & Supplies	0.2
Gas Utilities	0.2
Aerospace & Defense	0.2
Construction Materials	0.2
Trading Companies & Distributors	0.1

102.3
Liabilities in excess of other assets	(2.3)

100.0%

See Notes to Financial Statements.

Prudential QMA International Equity Fund	23

Statement of Assets and Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value, including securities on loan of $7,139,818:
Unaffiliated investments (cost $241,378,993)	$261,196,451
Affiliated investments (cost $8,291,639)	8,291,639
Foreign currency, at value (cost $2,357,302)	2,356,055
Receivable for investments sold	30,392,781
Dividends and interest receivable	917,247
Tax reclaim receivable	866,049
Receivable for Series shares sold	38,195
Prepaid expenses	1,612

Total Assets	304,060,029

Liabilities
Payable for investments purchased	29,914,095
Payable to broker for collateral for securities on loan	7,340,996
Payable to custodian	2,170,801
Payable for Series shares reacquired	463,593
Accrued expenses and other liabilities	339,988
Management fee payable	184,264
Affiliated transfer agent fee payable	69,130
Distribution fee payable	63,742

Total liabilities	40,546,609

Net Assets	$263,513,420

Net assets were comprised of:
Common stock, at par	$ 419,525
Paid-in capital in excess of par	460,626,961

461,046,486
Undistributed net investment income	251,193
Accumulated net realized loss on investment and foreign currency transactions	(217,592,245)
Net unrealized appreciation on investments and foreign currencies	19,807,986

Net assets, April 30, 2016	$263,513,420

See Notes to Financial Statements.

24

Class A
Net asset value and redemption price per share
($191,974,881 ÷ 30,507,176 shares of common stock issued and outstanding)	$6.29
Maximum sales charge (5.50% of offering price)	0.37

Maximum offering price to public	$6.66

Class B
Net asset value, offering price and redemption price per share
($3,727,729 ÷ 616,496 shares of common stock issued and outstanding)	$6.05

Class C
Net asset value, offering price and redemption price per share
($16,599,576 ÷ 2,746,026 shares of common stock issued and outstanding)	$6.04

Class Z
Net asset value, offering price and redemption price per share
($51,211,234 ÷ 8,082,768 shares of common stock issued and outstanding)	$6.34

See Notes to Financial Statements.

Prudential QMA International Equity Fund	25

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $637,821)	$3,710,794
Affiliated income from securities lending, net	124,202
Affiliated dividend income	832

Total income	3,835,828

Expenses
Management fee	1,118,144
Distribution fee—Class A	287,324
Distribution fee—Class B	20,169
Distribution fee—Class C	83,494
Transfer agent’s fees and expenses (including affiliated expense of $108,800)	401,000
Custodian and accounting fees	163,000
Shareholders’ reports	40,000
Registration fees	32,000
Audit fee	16,000
Legal fees and expenses	12,000
Directors’ fees	8,000
Insurance expenses	2,000
Loan interest expense	1,160
Miscellaneous	48,064

Total expenses	2,232,355

Net investment income	1,603,473

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(17,965,264)
Foreign currency transactions	5,458

(17,959,806)

Net change in unrealized appreciation (depreciation) on:
Investments	5,043,480
Foreign currencies	119,722

5,163,202

Net loss on investment and foreign currency transactions	(12,796,604)

Net Decrease In Net Assets Resulting From Operations	$(11,193,131)

See Notes to Financial Statements.

26

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$1,603,473	$4,308,344
Net realized loss on investment and foreign currency transactions	(17,959,806)	(7,863,520)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,163,202	(18,763,386)

Net decrease in net assets resulting from operations	(11,193,131)	(22,318,562)

Dividends from net investment income (Note 1)
Class A	(3,287,114)	(5,047,051)
Class B	(41,536)	(85,958)
Class C	(170,911)	(310,179)
Class Z	(1,031,700)	(1,263,747)

	(4,531,261)	(6,706,935)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	7,427,325	18,775,253
Net asset value of shares issued in reinvestment of dividends and distributions	4,447,405	6,566,147
Net asset value of shares issued in merger (Note 9)	—	50,163,770
Cost of shares reacquired	(21,660,294)	(47,581,055)

Net increase (decrease) in net assets from Series share transactions	(9,785,564)	27,924,115

Total decrease	(25,509,956)	(1,101,382)

Net Assets:
Beginning of period	289,023,376	290,124,758

End of period(a)	$263,513,420	$289,023,376

(a) Includes undistributed net investment income of:	$251,193	$3,178,981

See Notes to Financial Statements.

Prudential QMA International Equity Fund	27

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”) and currently consists of six series: Prudential QMA International Equity Fund (the “Series”, formerly Prudential International Equity Fund), Prudential Jennison Global Infrastructure Fund, Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund, Prudential Jennison Emerging Markets Equity Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to the Prudential QMA International Equity Fund. The financial statements of the other series are not presented herein. The investment objective of the Series is to seek long-term growth of capital.

Note 1. Accounting Policies

The Series follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing

28

price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential QMA International Equity Fund	29

Notes to Financial Statements (unaudited) (continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the Investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

30

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gain (loss) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to the master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable

Prudential QMA International Equity Fund	31

Notes to Financial Statements (unaudited) (continued)

amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Securities Lending: The Series may lend its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities in the open market using the collateral. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to receive interest and dividends or amounts equivalent thereto, on the securities loaned and recognizes any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Series holds such warrants and rights as long positions until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income (loss) (other than distribution fees, which are charged directly to the respective class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

32

REITs: The Series may invest in real estate investment trusts (“REITs”), which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions received from REITs during the year is estimated to be dividend income, capital gain or return of capital and is recorded accordingly. These estimates are adjusted when the actual sources of distributions are disclosed by the REITs.

Dividends and Distributions: The Series expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, the Series is treated a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI entered into a subadvisory agreement with Quantitative Management Associates LLC (“QMA”). The subadvisory agreement provides that QMA furnishes investment advisory services in connection with the management of the Series. In connection therewith, QMA is obligated to keep certain books and records of the Series. PI pays for the services of QMA, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of .85% of the average daily net assets of the Series up to and including $300 million, .75% of the average daily net assets in excess of $300 million up to and including $1.5 billion and .70% of the Series’ average daily net assets over $1.5 billion. The effective management fee was .85% for the six months ended April 30, 2016.

The Series has distribution agreements with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class B, Class C and Class Z

Prudential QMA International Equity Fund	33

Notes to Financial Statements (unaudited) (continued)

shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A, Class B and Class C shares, pursuant to plans of distribution (the “Distribution Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Z shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at the annual rate of up to .30%, 1% and 1% of the average daily net assets of the Class A, B and C shares, respectively.

PIMS has advised the Series that it has received $54,257 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2016 it has received $2,523 and $99 in contingent deferred sales charges imposed upon redemptions by certain Class B and Class C shareholders, respectively.

PI, QMA and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

PGIM, Inc., an indirect, wholly-owned subsidiary of Prudential, is the Series’ securities lending agent. Net earnings from securities lending are disclosed on the Statement of Operations as “Affiliated income from securities lending, net”. For the six months ended April 30, 2016, PGIM, Inc. has been compensated approximately $26,300 for these services. Effective February 5, 2016, PGIM, Inc. is being paid no compensation for acting as securities lending agent. In addition, the securities lending agent continues to absorb the transaction costs associated with the securities lending activity. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or

34

between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Series invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act, and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2016, were $186,395,798 and $200,334,520, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2016 were as follows:

Tax Basis	$252,094,051

Appreciation	28,971,084
Depreciation	(11,577,045)

Net Unrealized Appreciation	$17,394,039

The book basis may differ from tax basis due to certain tax-related adjustments.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), the Series is permitted to carryforward capital losses realized on or after November 1, 2011 (“post-enactment losses”) for an unlimited period. Post-enactment losses are required to be utilized before the utilization of losses incurred prior to the effective date of the Act. As a result of this ordering rule, capital loss carryforwards related to taxable years ending before October 31, 2012 (“pre-enactment losses”) may have an increased likelihood to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses. As of October 31, 2015, the pre and post-enactment losses were approximately:

Post-Enactment Losses:	$8,431,000

Pre-Enactment Losses:
Expiring 2016	$978,000
Expiring 2017	180,326,000
Expiring 2018	8,337,000

$189,641,000

Prudential QMA International Equity Fund	35

Notes to Financial Statements (unaudited) (continued)

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class B, Class C, and Class Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class B shares are sold with a CDSC which declines from 5% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. Class B Shares are closed to new purchases. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

There are 875 million authorized shares of common stock at $.01 par value per share, designated Class A, Class B, Class C and Class Z, each of which consists of 325 million, 150 million, 150 million and 250 million authorized shares, respectively.

36

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	513,076	$3,151,511
Shares issued in reinvestment of dividends and distributions	512,662	3,219,513
Shares reacquired	(2,346,753)	(14,475,366)

Net increase (decrease) in shares outstanding before conversion	(1,321,015)	(8,104,342)
Shares issued upon conversion from other share class(es)	72,673	449,250
Shares reacquired upon conversion into other share class(es)	(28,564)	(174,686)

Net increase (decrease) in shares outstanding	(1,276,906)	$(7,829,778)

Year ended October 31, 2015:
Shares sold	1,048,819	$7,448,060
Shares issued in merger	4,537,435	31,535,171
Shares issued in reinvestment of dividends and distributions	721,039	4,924,699
Shares reacquired	(3,970,694)	(27,890,695)

Net increase (decrease) in shares outstanding before conversion	2,336,599	16,017,235
Shares issued upon conversion from other share class(es)	248,806	1,769,005
Shares reacquired upon conversion into other share class(es)	(536,321)	(3,794,099)

Net increase (decrease) in shares outstanding	2,049,084	$13,992,141

Class B
Six months ended April 30, 2016:
Shares sold	6,348	$38,631
Shares issued in reinvestment of dividends and distributions	6,686	40,452
Shares reacquired	(71,381)	(424,103)

Net increase (decrease) in shares outstanding before conversion	(58,347)	(345,020)
Shares reacquired upon conversion into other share class(es)	(75,006)	(445,133)

Net increase (decrease) in shares outstanding	(133,353)	$(790,153)

Year ended October 31, 2015:
Shares sold	114,895	$806,872
Shares issued in merger	164,257	1,100,522
Shares issued in reinvestment of dividends and distributions	12,718	83,686
Shares reacquired	(107,836)	(724,595)

Net increase (decrease) in shares outstanding before conversion	184,034	1,266,485
Shares reacquired upon conversion into other share class(es)	(143,864)	(956,537)

Net increase (decrease) in shares outstanding	40,170	$309,948

Prudential QMA International Equity Fund	37

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2016:
Shares sold	181,911	$1,107,413
Shares issued in reinvestment of dividends and distributions	27,456	166,109
Shares reacquired	(324,013)	(1,914,282)

Net increase (decrease) in shares outstanding before conversion	(114,646)	(640,760)
Shares reacquired upon conversion into other share class(es)	(1)	(3)

Net increase (decrease) in shares outstanding	(114,647)	$(640,763)

Year ended October 31, 2015:
Shares sold	176,343	$1,212,887
Shares issued in merger	656,750	4,400,227
Shares issued in reinvestment of dividends and distributions	46,372	305,125
Shares reacquired	(471,245)	(3,191,508)

Net increase (decrease) in shares outstanding before conversion	408,220	2,726,731
Shares reacquired upon conversion into other share class(es)	(121,041)	(853,662)

Net increase (decrease) in shares outstanding	287,179	$1,873,069

Class Z
Six months ended April 30, 2016:
Shares sold	516,984	$3,129,770
Shares issued in reinvestment of dividends and distributions	161,859	1,021,331
Shares reacquired	(785,741)	(4,846,543)

Net increase (decrease) in shares outstanding before conversion	(106,898)	(695,442)
Shares issued upon conversion from other share class(es)	28,367	174,689
Shares reacquired upon conversion into other share class(es)	(668)	(4,117)

Net increase (decrease) in shares outstanding	(79,199)	$(524,870)

Year ended October 31, 2015:
Shares sold	1,322,244	$9,307,434
Shares issued in merger	1,878,090	13,127,850
Shares issued in reinvestment of dividends and distributions	182,334	1,252,637
Shares reacquired	(2,233,139)	(15,774,257)

Net increase (decrease) in shares outstanding before conversion	1,149,529	7,913,664
Shares issued upon conversion from other share class(es)	538,030	3,835,345
Shares reacquired upon conversion into other share class(es)	(8)	(52)

Net increase (decrease) in shares outstanding	1,687,551	$11,748,957

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused

38

portion of the SCA. Prior to October 8, 2015, the Series had another SCA that provided a commitment of $900 million and the Series paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Series’ portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Series utilized the SCA during the six months ended April 30, 2016. The average daily balance for the 71 days that the Series had loans outstanding during the period was $342,873, borrowed at a weighted average interest rate of 1.64%. The maximum loan outstanding amount during the period was $828,000. At April 30, 2016, the Series did not have an outstanding loan amount.

Note 8. Ownership

As of April 30, 2016, approximately 27% of the Series was owned by two institutional shareholders for the beneficial interest of their underlying account holders.

Note 9. Reorganization

On December 10, 2014, shareholders of the Prudential International Value Fund (“Value Fund”) approved the reorganization of the Value Fund into the Prudential QMA International Equity Fund (“Equity Fund”). As a result of the reorganization, the assets and liabilities of the Value Fund were exchanged for shares of the Equity Fund and the shareholders of the Value Fund are now shareholders of the Equity Fund. The reorganization took place on December 19, 2014. On such date, the merged portfolio had total investments cost and value of $44,833,696 and $50,087,941, respectively, representing the principal assets acquired by the acquiring fund.

The purpose of the transaction was to combine two funds with substantially similar investment objectives and policies. The acquiring fund, the Equity Fund, has the same contractual investment management fee and lower annualized operating expenses as well as stronger historical investment performance.

The acquisition was accomplished by a tax-free exchange of the following shares on December 19, 2014:

Merged Fund		Acquiring Fund
Prudential International Value Fund		Prudential QMA International Equity Fund
Class	Shares	Class	Shares	Value
A	1,463,874	A	4,537,435	$31,535,171
B	53,470	B	164,257	1,100,522
C	213,549	C	656,750	4,400,227
Z	605,891	Z	1,878,090	13,127,850

Prudential QMA International Equity Fund	39

Notes to Financial Statements (unaudited) (continued)

For financial reporting purposes, assets received and shares issued by the Equity Fund were recorded at fair value; however, the cost basis of the investments received from the Value Fund was carried forward to reflect the tax-free status of the acquisition.

The net assets and net unrealized appreciation (depreciation) immediately before the acquisition were as follows:

Merged Fund		Acquiring Fund
Prudential International Value Fund		Prudential QMA International Equity Fund
Net Assets	Unrealized Appreciation	Net Assets
$50,163,770	$5,244,963	$276,541,095

Assuming the acquisition had been completed on November 1, 2014, the Equity Fund’s results of operations for the year ended October 31, 2015 were as follows:

Net investment income	$4,304,941	(a)
Net realized and unrealized (loss) on investments	$(27,557,139	)(b)

Net decrease in net assets resulting from operations	$(23,252,198)

(a)	$4,308,344, as reported in the Statement of Operations, plus $(3,403) Net Investment Loss from the Value Fund pre-merger.
(b)	$(26,626,906), as reported in the Statement of Operations, plus $(930,233) Net Realized and Unrealized Gain (Loss) on Investments from the Value Fund pre-merger.

Because both the Equity Fund and the Value Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

Because the combined investment funds have been managed as a single integrated fund since the acquisition was completed, it is also not practicable to separate the amounts of revenue and earnings of the Value Fund that have been included in the Equity Fund’s Statement of Operations since December 19, 2014.

Note 10. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance.

40

Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential QMA International Equity Fund	41

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.65		$7.36	$7.37	$6.02	$5.72	$6.17
Income (loss) from investment operations:
Net investment income	.04		.11	.15	.12	.12	.09
Net realized and unrealized gain (loss) on investment transactions	(.29)		(.65)	(.02)	1.36	.29	(.46)
Total from investment operations	(.25)		(.54)	.13	1.48	.41	(.37)
Less Dividends:
Dividends from net investment income	(.11)		(.17)	(.14)	(.13)	(.11)	(.11)
Capital Contributions(d):	-		-	-	-	-	.03
Net asset value, end of period	$6.29		$6.65	$7.36	$7.37	$6.02	$5.72
Total Return(b):	(3.83)%		(7.37)%	1.84%	25.06%	7.40%	(5.61)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$191,975		$211,314	$218,909	$234,668	$209,568	$214,610
Average net assets (000)	$192,595		$229,598	$232,049	$221,300	$204,088	$247,859
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.70%	(e)	1.62%	1.59%	1.59%	1.67%	1.64%
Expenses before waivers and/or expense reimbursement	1.70%	(e)	1.62%	1.59%	1.59%	1.67%	1.64%
Net investment income	1.22%	(e)	1.39%	2.02%	1.83%	2.18%	1.51%
Portfolio turnover rate	70%	(f)	111%	134%	114%	83%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended October 31, 2011. The Series was not involved in the proceedings or in the calculation of the amount of settlement.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

42

Class B Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.37		$7.05	$7.07	$5.78	$5.50	$5.94
Income (loss) from investment operations:
Net investment income	.01		.05	.10	.07	.08	.05
Net realized and unrealized gain (loss) on investment transactions	(.27)		(.61)	(.03)	1.32	.27	(.45)
Total from investment operations	(.26)		(.56)	.07	1.39	.35	(.40)
Less Dividends:
Dividends from net investment income	(.06)		(.12)	(.09)	(.10)	(.07)	(.07)
Capital Contributions(d):	-		-	-	-	-	.03
Net asset value, end of period	$6.05		$6.37	$7.05	$7.07	$5.78	$5.50
Total Return(b):	(4.09)%		(7.96)%	1.10%	24.26%	6.50%	(6.27)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,728		$4,774	$5,006	$6,066	$5,439	$6,720
Average net assets (000)	$4,056		$5,313	$5,868	$5,690	$5,823	$8,320
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.40%	(e)	2.32%	2.29%	2.29%	2.37%	2.34%
Expenses before waivers and/or expense reimbursement	2.40%	(e)	2.32%	2.29%	2.29%	2.37%	2.34%
Net investment income	.47%	(e)	.68%	1.35%	1.13%	1.48%	.83%
Portfolio turnover rate	70%	(f)	111%	134%	114%	83%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended October 31, 2011. The Series was not involved in the proceedings or in the calculation of the amount of settlement.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential QMA International Equity Fund	43

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.37		$7.05	$7.07	$5.78	$5.50	$5.94
Income (loss) from investment operations:
Net investment income	.02		.06	.10	.07	.08	.05
Net realized and unrealized gain (loss) on investment transactions	(.29)		(.62)	(.03)	1.32	.27	(.45)
Total from investment operations	(.27)		(.56)	.07	1.39	.35	(.40)
Less Dividends:
Dividends from net investment income	(.06)		(.12)	(.09)	(.10)	(.07)	(.07)
Capital Contributions(d):	-		-	-	-	-	.03
Net asset value, end of period	$6.04		$6.37	$7.05	$7.07	$5.78	$5.50
Total Return(b):	(4.25)%		(7.96)%	1.10%	24.27%	6.51%	(6.27)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,600		$18,209	$18,146	$19,472	$17,658	$21,310
Average net assets (000)	$16,790		$20,086	$19,402	$18,341	$19,019	$25,128
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	2.40%	(e)	2.32%	2.29%	2.29%	2.37%	2.34%
Expenses before waivers and/or expense reimbursement	2.40%	(e)	2.32%	2.29%	2.29%	2.37%	2.34%
Net investment income	.51%	(e)	.71%	1.32%	1.13%	1.49%	.81%
Portfolio turnover rate	70%	(f)	111%	134%	114%	83%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended October 31, 2011. The Series was not involved in the proceedings or in the calculation of the amount of settlement.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

44

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,
	2016		2015	2014	2013	2012	2011
Per Share Operating Performance(a):
Net Asset Value, Beginning Of Period	$6.70		$7.42	$7.43	$6.07	$5.77	$6.22
Income (loss) from investment operations:
Net investment income	.05		.13	.16	.15	.14	.11
Net realized and unrealized gain (loss) on investment transactions	(.28)		(.66)	(.01)	1.36	.29	(.46)
Total from investment operations	(.23)		(.53)	.15	1.51	.43	(.35)
Less Dividends:
Dividends from net investment income	(.13)		(.19)	(.16)	(.15)	(.13)	(.13)
Capital Contributions(d):	-		-	-	-	-	.03
Net asset value, end of period	$6.34		$6.70	$7.42	$7.43	$6.07	$5.77
Total Return(b):	(3.48)%		(7.15)%	2.12%	25.36%	7.69%	(5.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$51,211		$54,726	$48,064	$71,753	$50,531	$44,573
Average net assets (000)	$51,093		$55,405	$53,881	$60,981	$45,946	$46,529
Ratios to average net assets(c):
Expenses after waivers and/or expense reimbursement	1.40%	(e)	1.32%	1.29%	1.29%	1.37%	1.34%
Expenses before waivers and/or expense reimbursement	1.40%	(e)	1.32%	1.29%	1.29%	1.37%	1.34%
Net investment income	1.53%	(e)	1.69%	2.07%	2.17%	2.46%	1.77%
Portfolio turnover rate	70%	(f)	111%	134%	114%	83%	70%

(a)	Calculated based on average shares outstanding during the period.
(b)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(c)	Does not include expenses of the underlying portfolios in which the Series invests.
(d)	The Series received payments related to a former affiliate’s settlement of regulatory proceedings involving allegations of improper trading in Series shares during the fiscal year ended October 31, 2011. The Series was not involved in the proceedings or in the calculation of the amount of settlement.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential QMA International Equity Fund	45

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Quantitative Management Associates LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential QMA International Equity Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL QMA INTERNATIONAL EQUITY FUND

SHARE CLASS	A	B	C	Z
NASDAQ	PJRAX	PJRBX	PJRCX	PJIZX
CUSIP	743969859	743969867	743969875	743969883

MF190E2    0293032-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Emerging Markets Debt Local Currency Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Total return, through a combination of current income and capital appreciation

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC (PIMS), member SIPC. Prudential Fixed Income is a unit of PGIM, Inc. (PGIM), a registered investment adviser. PIMS and PGIM are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. The Prudential logo and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Emerging Markets Debt Local Currency Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Emerging Markets Debt Local Currency Fund

June 15, 2016

Prudential Emerging Markets Debt Local Currency Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Five Years (%)	Since Inception (%)
Class A	8.13	–2.74	–13.01	–10.33 (3/30/11)
Class C	7.55	–3.51	–15.69	–13.08 (3/30/11)
Class Q	8.19	–2.27	–11.31	–8.50 (3/30/11)
Class Z	8.03	–2.42	–11.53	–8.73 (3/30/11)
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index	8.93	–1.98	–11.46	–7.28
Lipper Emerging Markets Local Currency Debt Funds Average	7.60	–3.33	–13.13	–9.08

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Five Years (%)	Since Inception (%)
Class A		–6.78	–3.59	–3.59 (3/30/11)
Class C		–4.22	–3.29	–3.28 (3/30/11)
Class Q		–2.18	–2.34	–2.33 (3/30/11)
Class Z		–2.20	–2.35	–2.35 (3/30/11)
JP Morgan Government Bond Index-Emerging Markets Global Diversified Index		–1.65	–2.00	–2.00
Lipper Emerging Markets Local Currency Debt Funds Average		–3.21	–2.49	–2.49

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	4.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.25%	1%	None	None

Benchmark Definitions

JP Morgan Government Bond Index-Emerging Markets Global Diversified Index—The JP Morgan Government Bond Index-Emerging Markets Global Diversified Index (JP Morgan GBI-EM Global Diversified Index), an unmanaged index, is a comprehensive emerging markets debt benchmark that tracks local currency bonds issued by emerging market governments.

Lipper Emerging Markets Local Currency Debt Funds Average—The Lipper Emerging Markets Local Currency Debt Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Emerging Markets Local Currency Debt Funds category for the periods noted. Funds in the Lipper Average seek either current income or total return by investing at least 65% of total assets in debt issues denominated in the currency of their market of issuance. “Emerging market” is defined by a country’s GNP per capita or other economic measures.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Emerging Markets Debt Local Currency Fund	5

Your Fund’s Performance (continued)

Distributions and Yields as of 4/30/16
	Total Distributions Paid for Six Months ($)	SEC 30-Day Subsidized Yield* (%)	SEC 30-Day Unsubsidized Yield** (%)
Class A	0.17	4.37	3.39
Class C	0.15	3.82	2.80
Class Q	0.18	4.88	3.91
Class Z	0.18	4.77	3.76

*SEC 30-Day Subsidized Yield (%)—A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s net expenses (net of any expense waivers or reimbursements).

**SEC 30-Day Unsubsidized Yield (%)— A standardized yield calculation created by the Securities and Exchange Commission, it reflects the income earned during a 30-day period, after the deduction of the Fund’s gross expenses.

Credit Quality expressed as a percentage of total investments as of 4/30/16 (%)
AAA	0.2
AA	1.3
A	24.9
BBB	51.2
BB	13.7
B	3.0
C	0.1
Not Rated	0.2
Cash/Cash Equivalents	5.5
Total Investments	100.0

Source: PGIM, Inc.

Credit ratings reflect the highest rating assigned by a nationally recognized statistical rating organization (NRSRO) such as Moody’s Investor Service, Inc. (Moody’s), Standard & Poor’s (S&P), or Fitch, Inc. (Fitch). Credit ratings reflect the common nomenclature used by both S&P and Fitch. Where applicable, ratings are converted to the comparable S&P/Fitch rating tier nomenclature. These rating agencies are independent and are widely used. The Not Rated category consists of securities that have not been rated by a NRSRO. Credit ratings are subject to change. Values may not sum to 100.0% due to rounding.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Emerging Markets Debt Local Currency Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Emerging Markets Debt Local Currency Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,081.30	1.30%	$6.73
	Hypothetical	$1,000.00	$1,018.40	1.30%	$6.52
Class C	Actual	$1,000.00	$1,075.50	2.05%	$10.58
	Hypothetical	$1,000.00	$1,014.67	2.05%	$10.27
Class Q	Actual	$1,000.00	$1,081.90	1.05%	$5.44
	Hypothetical	$1,000.00	$1,019.64	1.05%	$5.27
Class Z	Actual	$1,000.00	$1,080.30	1.05%	$5.43
	Hypothetical	$1,000.00	$1,019.64	1.05%	$5.27

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	2.45	1.30
C	3.19	2.05
Q	2.17	1.05
Z	2.18	1.05

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Emerging Markets Debt Local Currency Fund	9

Portfolio of Investments (unaudited)

as of April 30, 2016

Description	Interest Rate		Maturity Date	Principal Amount (000)#		Value (Note 1)
LONG-TERM INVESTMENTS 92.6%

FOREIGN BONDS

Argentina 3.0%
Argentina Bonar Bonds, Sr. Unsec’d. Notes, Ser. X	7.000%		04/17/17		575	$584,832
Argentine Republic Government International Bond, Sr. Unsec’d. Notes, 144A	6.250		04/22/19		200	207,400
Letras Del Banco Central De La Republica Argentina,
Bills	40.200	(a)	06/08/16	ARS	1,150	77,409
Bills	41.110	(a)	06/01/16	ARS	1,130	76,402

						946,043

Brazil 11.4%
Brazil Notas do Tesouro Nacionalie,
Notes, Ser. NTNB	6.000		08/15/50	BRL	563	465,863
Notes, Ser. NTNF	10.000		01/01/18	BRL	2,248	628,735
Notes, Ser. NTNF	10.000		01/01/19	BRL	800	220,174
Notes, Ser. NTNF	10.000		01/01/21	BRL	2,729	725,820
Notes, Ser. NTNF	10.000		01/01/23	BRL	2,217	570,608
Notes, Ser. NTNF	10.000		01/01/25	BRL	2,230	560,095
Sr. Notes, Ser. NTNF	10.000		01/01/17	BRL	575	163,388
Brazilian Government International Bond,
Sr. Unsec’d. Notes	8.500		01/05/24	BRL	54	13,762
Sr. Unsec’d. Notes	8.875		10/14/19		75	90,000
JBS USA LLC/JBS USA Finance, Inc., Sr. Unsec’d. Notes, 144A(original cost $48,000; purchased 01/27/16)(b)(c)	5.875		07/15/24		60	55,800
Petrobras Global Finance BV, Gtd. Notes	6.125		10/06/16		130	131,300

						3,625,545

Colombia 3.3%
Colombian TES,
Bonds, Ser. B	6.000		04/28/28	COP	1,039,300	303,790
Bonds, Ser. B	7.000		09/11/19	COP	612,200	211,568
Bonds, Ser. B	7.000		05/04/22	COP	646,800	218,599
Bonds, Ser. B	7.500		08/26/26	COP	871,300	292,952
Pacific Rubiales Energy Corp., Gtd. Notes, RegS(original cost $112,118; purchased 05/13/15)(b)(c)	5.375	(d)	01/26/19		125	18,750

						1,045,659

Czech Republic 0.9%
Czech Republic Government Bond, Bonds, Ser. 41, RegS	4.600		08/18/18	CZK	6,240	292,441

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Dominican Republic 0.7%
Dominican Republic International Bond, Sr. Unsec’d. Notes, RegS	7.500%	05/06/21		200	$219,000

Hungary 4.6%
Hungary Government Bond,
Bonds, Ser. 17/A	6.750	11/24/17	HUF	54,510	217,684
Bonds, Ser. 19/A	6.500	06/24/19	HUF	85,000	358,542
Bonds, Ser. 20/A	7.500	11/12/20	HUF	10,000	45,191
Bonds, Ser. 23/A	6.000	11/24/23	HUF	117,790	524,525
Bonds, Ser. 25/B	5.500	06/24/25	HUF	14,180	61,484
Hungary Government International Bond, Sr. Unsec’d. Notes	6.375	03/29/21		210	239,085

					1,446,511

Indonesia 12.7%
Indonesia Treasury Bond,
Sr. Unsec’d. Notes, Ser. FR53	8.250	07/15/21	IDR	12,000,000	941,292
Sr. Unsec’d. Notes, Ser. FR56	8.375	09/15/26	IDR	3,200,000	253,879
Sr. Unsec’d. Notes, Ser. FR58	8.250	06/15/32	IDR	1,700,000	133,109
Sr. Unsec’d. Notes, Ser. FR59	7.000	05/15/27	IDR	3,800,000	271,342
Sr. Unsec’d. Notes, Ser. FR61	7.000	05/15/22	IDR	2,300,000	169,781
Sr. Unsec’d. Notes, Ser. FR63	5.625	05/15/23	IDR	3,100,000	209,854
Sr. Unsec’d. Notes, Ser. FR65	6.625	05/15/33	IDR	5,700,000	381,768
Sr. Unsec’d. Notes, Ser. FR67	8.750	02/15/44	IDR	600,000	48,371
Sr. Unsec’d. Notes, Ser. FR68	8.375	03/15/34	IDR	9,000,000	714,383
Sr. Unsec’d. Notes, Ser. FR70	8.375	03/15/24	IDR	3,000,000	237,343
Sr. Unsec’d. Notes, Ser. FR71	9.000	03/15/29	IDR	5,500,000	453,454
Pertamina Persero PT,
Sr. Unsec’d. Notes, RegS	5.250	05/23/21		200	210,232

					4,024,808

Kazakhstan 0.4%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes, MTN, RegS	9.125	07/02/18		125	136,875

Malaysia 4.7%
Malaysia Government Bond,
Sr. Unsec’d. Notes, Ser. 0114	4.181	07/15/24	MYR	600	156,093
Sr. Unsec’d. Notes, Ser. 0115	3.955	09/15/25	MYR	1,900	487,298
Sr. Unsec’d. Notes, Ser. 0116	3.800	08/17/23	MYR	600	153,341
Sr. Unsec’d. Notes, Ser. 0215	3.795	09/30/22	MYR	560	143,484

See Notes to Financial Statements.

12

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Malaysia (cont’d.)
Sr. Unsec’d. Notes, Ser. 0310	4.498%	04/15/30	MYR	500	$131,558
Sr. Unsec’d. Notes, Ser. 0313	3.480	03/15/23	MYR	180	45,266
Sr. Unsec’d. Notes, Ser. 0314	4.048	09/30/21	MYR	1,060	276,148
Sr. Unsec’d. Notes, Ser. 0412	4.127	04/15/32	MYR	270	67,900
Sr. Unsec’d. Notes, Ser. 0413	3.844	04/15/33	MYR	160	38,576

					1,499,664

Mexico 8.5%
America Movil SAB de CV, Sr. Unsec’d. Notes	6.450	12/05/22	MXN	7,500	421,761
Mexican Bonos,
Bonds, Ser. M	7.750	05/29/31	MXN	6,045	400,481
Bonds, Ser. M	8.000	06/11/20	MXN	4,560	293,543
Bonds, Ser. M-30	10.000	11/20/36	MXN	4,500	368,304
Sr. Unsec’d. Notes, Ser. M	8.000	12/07/23	MXN	6,620	439,821
Petroleos Mexicanos,
Gtd. Notes	3.500	07/18/18		400	403,600
Gtd. Notes	4.875	01/24/22		30	30,225
Gtd. Notes, 144A	5.500	02/04/19		35	36,592
Gtd. Notes, 144A	6.875	08/04/26		45	49,657
Gtd. Notes, 144A	7.650	11/24/21	MXN	4,120	234,221

					2,678,205

Peru 0.8%
Peruvian Government International Bond,
Bonds	6.950	08/12/31	PEN	190	59,866
Sr. Unsec’d. Notes, RegS	6.950	08/12/31	PEN	624	196,613

					256,479

Philippines 1.1%
Philippine Government International Bond, Sr. Unsec’d. Notes	6.250	01/14/36	PHP	15,000	358,904

Poland 8.2%
Poland Government Bond,
Bonds, Ser. 0421	2.000	04/25/21	PLN	2,300	595,470
Bonds, Ser. 0725	3.250	07/25/25	PLN	4,975	1,337,663
Bonds, Ser. 0726	2.500	07/25/26	PLN	1,500	372,991
Bonds, Ser. 1017	5.250	10/25/17	PLN	1,105	305,239

					2,611,363

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	13

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Romania 4.6%
Romania Government Bond,
Bonds, Ser. 10Y	4.750%	02/24/25	RON	500	$138,105
Bonds, Ser. 10Y	5.850	04/26/23	RON	2,620	773,223
Bonds, Ser. 4YR	3.250	01/17/18	RON	850	224,841
Bonds, Ser. 10YR	6.750	06/11/17	RON	1,130	307,161

					1,443,330

Russia 6.7%
Gazprom OAO Via Gaz Capital SA, Sr. Unsec’d. Notes, RegS	9.250	04/23/19		230	263,910
Russian Agricultural Bank OJSC Via RSHB Capital SA, Sr. Unsec’d. Notes, RegS	8.625	02/17/17	RUB	10,400	157,434
Russian Federal Bond - OFZ,
Bonds, Ser. 6211	7.000	01/25/23	RUB	26,245	369,937
Bonds, Ser. 6212	7.050	01/19/28	RUB	54,422	739,379
Bonds, Ser. 6215	7.000	08/16/23	RUB	28,850	404,874
Vnesheconombank Via VEB Finance PLC, Sr. Unsec’d. Notes, RegS	4.224	11/21/18		200	199,750

					2,135,284

Singapore 0.2%
Singapore Government Bond, Sr. Unsec’d. Notes	2.750	07/01/23	SGD	95	74,454

South Africa 9.8%
Eskom Holdings SOC Ltd., Govt. Gtd., Ser. ES23, MTN	10.000	01/25/23	ZAR	7,500	537,276
South Africa Government Bond,
Bonds, Ser. 2023	7.750	02/28/23	ZAR	1,385	92,064
Bonds, Ser. 2032	8.250	03/31/32	ZAR	1,240	78,101
Bonds, Ser. 2044	8.750	01/31/44	ZAR	18,965	1,205,798
Bonds, Ser. R207	7.250	01/15/20	ZAR	16,210	1,097,501
Sr. Unsec’d. Notes, Ser. R209	6.250	03/31/36	ZAR	1,916	95,307

					3,106,047

South Korea 0.3%
Export-Import Bank Of Korea, Sr. Unsec’d. Notes, EMTN	0.500	01/25/17	TRY	300	99,302

Thailand 4.0%
Thailand Government Bond,
Sr. Unsec’d. Notes	3.250	06/16/17	THB	10,000	292,392
Sr. Unsec’d. Notes	3.400	06/17/36	THB	9,130	306,348

See Notes to Financial Statements.

14

Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value (Note 1)
FOREIGN BONDS (Continued)

Thailand (cont’d.)
Sr. Unsec’d. Notes	3.775%	06/25/32	THB	600	$20,569
Sr. Unsec’d. Notes	4.875	06/22/29	THB	3,140	118,399
Sr. Unsec’d. Notes	5.125	03/13/18	THB	7,000	213,967
Sr. Unsec’d. Notes - Inflation Linked, RegS	1.200	07/14/21	THB	10,552	296,827

					1,248,502

Turkey 6.7%
Turkey Government Bond,
Bonds	3.000	02/23/22	TRY	873	325,557
Bonds	7.100	03/08/23	TRY	3	806
Bonds	8.000	03/12/25	TRY	4,435	1,483,221
Bonds	8.800	09/27/23	TRY	535	188,627
Bonds	9.000	07/24/24	TRY	350	124,464

					2,122,675

TOTAL LONG-TERM INVESTMENTS (cost $31,110,391)					29,371,091

			Shares

SHORT-TERM INVESTMENT 4.8%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,523,707)(Note 3)(e)				1,523,707	1,523,707

TOTAL INVESTMENTS 97.4% (cost $32,634,098)(Note 5)					30,894,798
Other assets in excess of liabilities(f) 2.6%					819,884

NET ASSETS 100.0%					$31,714,682

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

EMTN—Euro Medium Term Note

MTN—Medium Term Note

OTC—Over-the-counter

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ARS—Argentine Peso

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	15

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

AUD—Australian Dollar

BRL—Brazilian Real

CAD—Canadian Dollar

CLP—Chilean Peso

CNH—Chinese Renminbi

COP—Colombian Peso

CZK—Czech Koruna

EUR—Euro

GBP—British Pound

HUF—Hungarian Forint

IDR—Indonesian Rupiah

ILS—Israeli Shekel

INR—Indian Rupee

JPY—Japanese Yen

KRW—South Korean Won

MXN—Mexican Peso

MYR—Malaysian Ringgit

NZD—New Zealand Dollar

PEN—Peruvian Nuevo Sol

PHP—Philippine Peso

PLN—Polish Zloty

RON—Romanian Leu

RUB—Russian Ruble

SGD—Singapore Dollar

THB—Thai Baht

TRY—Turkish Lira

TWD—New Taiwanese Dollar

ZAR—South African Rand

#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
(a)	Represents zero coupon bond. Rate quoted represents effective yield at April 30, 2016.
(b)	Indicates a security or securities that have been deemed illiquid.
(c)	Indicates a restricted security; the aggregate original cost of the restricted securities is $160,118. The aggregate value of $74,550 is approximately 0.2% of net assets.
(d)	Represents issuer in default on interest payments. Non-income producing security.
(e)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.
(f)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:

See Notes to Financial Statements.

16

Forward foreign currency exchange contracts outstanding at April 30, 2016:

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts:
Brazilian Real,
Expiring 05/12/2016	Citigroup Global Markets	BRL	550	$149,277	$159,167	$9,890
Expiring 05/12/2016	Citigroup Global Markets	BRL	735	199,570	212,982	13,412
Expiring 05/12/2016	Citigroup Global Markets	BRL	913	245,934	264,349	18,415
Expiring 05/12/2016	Goldman Sachs & Co.	BRL	1,607	454,200	465,416	11,216
Expiring 05/18/2016	Barclays Capital Group	BRL	29	8,001	8,398	397
Expiring 05/18/2016	Citigroup Global Markets	BRL	69	19,000	19,894	894
Expiring 05/18/2016	Citigroup Global Markets	BRL	77	21,000	22,369	1,369
Expiring 05/18/2016	Citigroup Global Markets	BRL	82	22,000	23,792	1,792
Expiring 05/18/2016	Citigroup Global Markets	BRL	92	25,000	26,514	1,514
Expiring 05/18/2016	Citigroup Global Markets	BRL	205	55,407	59,388	3,981
Expiring 06/02/2016	Bank of America	BRL	97	27,125	27,837	712
Expiring 06/02/2016	Bank of America	BRL	273	76,500	78,508	2,008
Expiring 06/02/2016	JPMorgan Chase	BRL	130	37,181	37,341	160
Canadian Dollar,
Expiring 07/14/2016	Toronto Dominion	CAD	589	459,733	469,525	9,792
Chilean Peso,
Expiring 05/12/2016	Citigroup Global Markets	CLP	102,354	151,300	154,748	3,448
Expiring 05/13/2016	Barclays Capital Group	CLP	71,681	103,600	108,363	4,763
Expiring 05/13/2016	Citigroup Global Markets	CLP	20,851	29,072	31,521	2,449
Expiring 05/13/2016	Citigroup Global Markets	CLP	71,639	103,600	108,300	4,700
Expiring 05/13/2016	Citigroup Global Markets	CLP	99,255	149,201	150,049	848
Expiring 05/13/2016	Citigroup Global Markets	CLP	145,726	213,700	220,301	6,601
Expiring 05/18/2016	Barclays Capital Group	CLP	7,400	11,000	11,182	182
Chinese Renminbi,
Expiring 05/18/2016	Citigroup Global Markets	CNH	58	9,000	9,004	4
Expiring 05/18/2016	Citigroup Global Markets	CNH	65	10,000	10,044	44
Expiring 05/18/2016	Citigroup Global Markets	CNH	92	14,000	14,111	111
Colombian Peso,
Expiring 05/13/2016	Barclays Capital Group	COP	130,662	39,018	45,774	6,756
Expiring 05/13/2016	Barclays Capital Group	COP	231,694	68,589	81,168	12,579
Expiring 05/13/2016	Citigroup Global Markets	COP	89,085	26,380	31,209	4,829
Expiring 05/13/2016	Citigroup Global Markets	COP	124,608	36,931	43,653	6,722
Expiring 05/13/2016	Citigroup Global Markets	COP	133,050	39,399	46,611	7,212
Expiring 05/13/2016	Citigroup Global Markets	COP	585,347	175,002	205,062	30,060
Expiring 05/13/2016	Citigroup Global Markets	COP	2,384,655	695,305	835,406	140,101
Expiring 05/13/2016	Credit Suisse First Boston Corp.	COP	206,571	68,811	72,367	3,556
Expiring 05/13/2016	Goldman Sachs & Co.	COP	360,369	116,248	126,247	9,999
Expiring 05/13/2016	Goldman Sachs & Co.	COP	1,058,080	351,814	370,673	18,859

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	17

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Colombian Peso (cont’d.)
Expiring 05/18/2016	Barclays Capital Group	COP	30,917	$10,000	$10,823	$823
Expiring 05/18/2016	Barclays Capital Group	COP	60,200	20,000	21,073	1,073
Expiring 05/18/2016	Barclays Capital Group	COP	179,165	57,777	62,717	4,940
Expiring 05/18/2016	Citigroup Global Markets	COP	38,448	12,000	13,459	1,459
Expiring 05/18/2016	Citigroup Global Markets	COP	44,123	15,000	15,445	445
Expiring 05/18/2016	Citigroup Global Markets	COP	63,231	21,000	22,134	1,134
Expiring 05/18/2016	Citigroup Global Markets	COP	66,896	23,000	23,417	417
Expiring 05/18/2016	Citigroup Global Markets	COP	69,240	24,000	24,238	238
Expiring 05/27/2016	JPMorgan Chase	COP	67,421	23,513	23,568	55
Czech Koruna,
Expiring 05/18/2016	Barclays Capital Group	CZK	215	9,000	9,117	117
Expiring 05/18/2016	Barclays Capital Group	CZK	409	17,000	17,319	319
Expiring 07/22/2016	JPMorgan Chase	CZK	38	1,590	1,601	11
Euro,
Expiring 05/18/2016	Barclays Capital Group	EUR	8	9,000	9,367	367
Expiring 05/18/2016	Barclays Capital Group	EUR	9	10,000	10,132	132
Expiring 05/18/2016	Barclays Capital Group	EUR	10	11,000	11,002	2
Expiring 05/18/2016	Barclays Capital Group	EUR	10	10,999	11,271	272
Expiring 05/18/2016	Barclays Capital Group	EUR	11	13,000	13,079	79
Expiring 05/18/2016	Barclays Capital Group	EUR	13	14,000	14,413	413
Expiring 05/18/2016	Barclays Capital Group	EUR	19	21,000	21,212	212
Expiring 05/18/2016	Barclays Capital Group	EUR	20	23,000	23,173	173
Expiring 05/18/2016	Barclays Capital Group	EUR	37	42,000	42,528	528
Expiring 05/18/2016	Barclays Capital Group	EUR	38	43,000	43,690	690
Expiring 05/18/2016	Barclays Capital Group	EUR	42	48,000	48,193	193
Expiring 05/18/2016	Barclays Capital Group	EUR	72	81,000	82,278	1,278
Expiring 05/18/2016	Barclays Capital Group	EUR	73	82,000	83,156	1,156
Expiring 05/18/2016	Barclays Capital Group	EUR	81	91,000	92,688	1,688
Expiring 05/18/2016	Barclays Capital Group	EUR	99	112,000	112,953	953
Expiring 05/18/2016	Barclays Capital Group	EUR	103	117,000	117,625	625
Expiring 05/18/2016	Goldman Sachs & Co.	EUR	27	30,000	30,389	389
Expiring 07/27/2016	Citigroup Global Markets	EUR	238	269,510	273,696	4,186
Expiring 07/27/2016	JPMorgan Chase	EUR	112	128,000	128,055	55
Expiring 07/27/2016	JPMorgan Chase	EUR	118	134,750	135,292	542
Hungarian Forint,
Expiring 07/22/2016	Citigroup Global Markets	HUF	18,452	67,592	67,671	79
Expiring 07/22/2016	Deutsche Bank AG	HUF	4,419	16,222	16,206	(16)
Expiring 07/22/2016	Goldman Sachs & Co.	HUF	42,115	152,005	154,449	2,444
Expiring 07/22/2016	JPMorgan Chase	HUF	4,102	14,875	15,043	168

See Notes to Financial Statements.

18

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Indian Rupee,
Expiring 05/18/2016	Barclays Capital Group	INR	1,202	$18,000	$18,057	$57
Expiring 05/18/2016	Citigroup Global Markets	INR	532	7,999	7,989	(10)
Expiring 05/18/2016	Citigroup Global Markets	INR	733	11,000	11,017	17
Expiring 05/18/2016	Citigroup Global Markets	INR	1,432	21,000	21,507	507
Expiring 05/18/2016	Citigroup Global Markets	INR	1,494	22,000	22,440	440
Expiring 05/18/2016	Citigroup Global Markets	INR	1,531	23,000	22,996	(4)
Expiring 05/18/2016	Citigroup Global Markets	INR	1,735	26,000	26,063	63
Expiring 05/18/2016	Citigroup Global Markets	INR	2,217	33,000	33,299	299
Expiring 05/18/2016	Citigroup Global Markets	INR	2,321	34,000	34,864	864
Expiring 05/18/2016	Citigroup Global Markets	INR	2,364	34,000	35,518	1,518
Expiring 05/18/2016	Citigroup Global Markets	INR	5,099	76,391	76,603	212
Expiring 05/18/2016	Goldman Sachs & Co.	INR	4,226	63,000	63,485	485
Expiring 05/23/2016	Barclays Capital Group	INR	8,134	121,221	122,068	847
Expiring 05/23/2016	Barclays Capital Group	INR	18,865	281,778	283,113	1,335
Expiring 05/23/2016	Citigroup Global Markets	INR	10,774	160,557	161,691	1,134
Expiring 07/22/2016	Citigroup Global Markets	INR	12,887	192,119	191,259	(860)
Expiring 07/22/2016	JPMorgan Chase	INR	911	13,546	13,527	(19)
Indonesia Rupiah,
Expiring 06/06/2016	Barclays Capital Group	IDR	397,906	29,750	29,994	244
Expiring 06/06/2016	JPMorgan Chase	IDR	324,478	24,500	24,459	(41)
Expiring 06/06/2016	JPMorgan Chase	IDR	455,277	34,335	34,318	(17)
Israeli Shekel,
Expiring 05/18/2016	Barclays Capital Group	ILS	38	10,000	10,076	76
Expiring 05/18/2016	Barclays Capital Group	ILS	75	20,000	20,186	186
Japanese Yen,
Expiring 05/18/2016	Barclays Capital Group	JPY	1,133	10,000	10,653	653
Expiring 05/18/2016	Barclays Capital Group	JPY	1,185	11,000	11,140	140
Expiring 05/18/2016	Barclays Capital Group	JPY	1,359	12,000	12,780	780
Expiring 05/18/2016	Barclays Capital Group	JPY	1,474	13,000	13,858	858
Expiring 05/18/2016	Barclays Capital Group	JPY	1,667	15,000	15,673	673
Expiring 05/18/2016	Barclays Capital Group	JPY	1,735	16,000	16,317	317
Expiring 05/18/2016	Barclays Capital Group	JPY	2,271	20,000	21,354	1,354
Expiring 05/18/2016	Barclays Capital Group	JPY	2,727	25,000	25,645	645
Expiring 05/18/2016	Barclays Capital Group	JPY	2,955	26,000	27,787	1,787
Expiring 05/18/2016	Barclays Capital Group	JPY	3,368	30,000	31,663	1,663
Expiring 05/18/2016	Barclays Capital Group	JPY	3,642	33,000	34,241	1,241
Expiring 05/18/2016	Barclays Capital Group	JPY	5,353	49,000	50,330	1,330
Expiring 05/18/2016	Barclays Capital Group	JPY	6,295	58,000	59,185	1,185

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	19

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.)
Expiring 05/18/2016	Barclays Capital Group	JPY	7,210	$64,000	$67,789	$3,789
Expiring 05/18/2016	Barclays Capital Group	JPY	7,761	69,000	72,968	3,968
Expiring 05/18/2016	Barclays Capital Group	JPY	18,648	173,000	175,336	2,336
Expiring 05/18/2016	Citigroup Global Markets	JPY	2,002	18,000	18,825	825
Expiring 05/18/2016	Citigroup Global Markets	JPY	10,696	100,000	100,571	571
Expiring 05/18/2016	Goldman Sachs & Co.	JPY	6,227	56,000	58,552	2,552
Malaysian Ringgit,
Expiring 05/12/2016	Bank of America	MYR	3,851	919,357	984,716	65,359
Expiring 05/12/2016	Barclays Capital Group	MYR	158	37,389	40,286	2,897
Expiring 05/12/2016	Barclays Capital Group	MYR	346	83,124	88,592	5,468
Expiring 05/12/2016	Barclays Capital Group	MYR	1,052	255,615	268,911	13,296
Expiring 05/12/2016	Citigroup Global Markets	MYR	567	134,282	144,944	10,662
Expiring 05/12/2016	JPMorgan Chase	MYR	168	42,875	42,897	22
Expiring 05/12/2016	JPMorgan Chase	MYR	354	84,000	90,494	6,494
Expiring 05/18/2016	Barclays Capital Group	MYR	31	8,000	7,931	(69)
Expiring 05/18/2016	Barclays Capital Group	MYR	98	25,000	25,031	31
Expiring 05/18/2016	Barclays Capital Group	MYR	168	42,577	42,874	297
Expiring 05/18/2016	Citigroup Global Markets	MYR	37	9,000	9,385	385
Expiring 05/18/2016	Citigroup Global Markets	MYR	90	22,000	23,126	1,126
Expiring 05/18/2016	Citigroup Global Markets	MYR	93	23,000	23,726	726
Expiring 05/18/2016	Citigroup Global Markets	MYR	140	34,000	35,834	1,834
Expiring 07/28/2016	JPMorgan Chase	MYR	138	35,154	35,034	(120)
Expiring 08/29/2016	Citigroup Global Markets	MYR	2,429	566,069	616,412	50,343
Mexican Peso,
Expiring 05/18/2016	Barclays Capital Group	MXN	158	9,000	9,151	151
Expiring 05/18/2016	Barclays Capital Group	MXN	285	16,000	16,530	530
Expiring 05/18/2016	Barclays Capital Group	MXN	375	21,000	21,768	768
Expiring 05/18/2016	Barclays Capital Group	MXN	392	22,000	22,725	725
Expiring 05/18/2016	Barclays Capital Group	MXN	478	27,000	27,760	760
Expiring 05/18/2016	Barclays Capital Group	MXN	488	28,000	28,310	310
Expiring 05/18/2016	Barclays Capital Group	MXN	500	29,000	29,027	27
Expiring 07/22/2016	Citigroup Global Markets	MXN	542	31,413	31,255	(158)
Expiring 07/22/2016	Citigroup Global Markets	MXN	1,615	92,730	93,110	380
Expiring 07/22/2016	Citigroup Global Markets	MXN	1,679	96,209	96,794	585
Expiring 07/22/2016	Citigroup Global Markets	MXN	3,327	188,939	191,779	2,840
Expiring 07/22/2016	Citigroup Global Markets	MXN	18,865	1,083,551	1,087,526	3,975
Expiring 07/22/2016	Hong Kong & Shanghai Bank	MXN	812	46,887	46,810	(77)
Expiring 07/22/2016	JPMorgan Chase	MXN	1,289	73,500	74,328	828
Expiring 07/22/2016	JPMorgan Chase	MXN	3,330	191,790	191,982	192

See Notes to Financial Statements.

20

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
New Taiwanese Dollar,
Expiring 05/18/2016	Barclays Capital Group	TWD	355	$11,000	$10,994	$(6)
Expiring 05/18/2016	Citigroup Global Markets	TWD	452	14,000	14,020	20
Expiring 05/18/2016	Citigroup Global Markets	TWD	1,203	36,000	37,296	1,296
Expiring 05/18/2016	Citigroup Global Markets	TWD	1,205	36,000	37,376	1,376
Expiring 05/18/2016	Citigroup Global Markets	TWD	1,805	55,000	55,972	972
Expiring 05/18/2016	Citigroup Global Markets	TWD	1,837	56,000	56,977	977
Expiring 05/18/2016	Citigroup Global Markets	TWD	1,856	57,000	57,552	552
Expiring 05/18/2016	Citigroup Global Markets	TWD	2,833	87,000	87,841	841
Expiring 07/13/2016	Bank of America	TWD	3,055	94,392	94,803	411
Expiring 07/13/2016	Citigroup Global Markets	TWD	6,085	188,231	188,806	575
Expiring 07/13/2016	Citigroup Global Markets	TWD	8,468	264,515	262,769	(1,746)
Expiring 07/13/2016	JPMorgan Chase	TWD	34,651	1,077,297	1,075,202	(2,095)
New Zealand Dollar,
Expiring 07/14/2016	Citigroup Global Markets	NZD	440	303,392	306,005	2,613
Peruvian Nuevo Sol,
Expiring 05/13/2016	Barclays Capital Group	PEN	350	104,049	106,366	2,317
Expiring 05/13/2016	Barclays Capital Group	PEN	370	107,500	112,377	4,877
Expiring 05/13/2016	Barclays Capital Group	PEN	461	135,480	140,062	4,582
Expiring 05/13/2016	Citigroup Global Markets	PEN	79	23,625	24,129	504
Expiring 05/13/2016	Citigroup Global Markets	PEN	184	53,725	55,852	2,127
Expiring 05/13/2016	Citigroup Global Markets	PEN	650	183,570	197,674	14,104
Expiring 05/13/2016	Citigroup Global Markets	PEN	678	190,315	206,227	15,912
Expiring 05/13/2016	Credit Suisse First Boston Corp.	PEN	50	14,959	15,159	200
Expiring 05/13/2016	Credit Suisse First Boston Corp.	PEN	184	53,725	55,975	2,250
Expiring 05/18/2016	Barclays Capital Group	PEN	56	17,000	16,925	(75)
Expiring 05/18/2016	Barclays Capital Group	PEN	59	18,000	17,905	(95)
Expiring 05/18/2016	Citigroup Global Markets	PEN	48	14,000	14,570	570
Expiring 05/18/2016	Citigroup Global Markets	PEN	197	58,000	59,948	1,948
Expiring 05/18/2016	Citigroup Global Markets	PEN	495	145,000	150,396	5,396
Philippine Peso,
Expiring 05/18/2016	Barclays Capital Group	PHP	924	20,000	19,686	(314)
Expiring 05/18/2016	Barclays Capital Group	PHP	1,984	43,000	42,262	(738)
Expiring 05/18/2016	Barclays Capital Group	PHP	2,674	58,000	56,980	(1,020)
Expiring 05/18/2016	Citigroup Global Markets	PHP	420	9,000	8,946	(54)
Expiring 05/18/2016	Citigroup Global Markets	PHP	784	17,000	16,704	(296)
Expiring 05/18/2016	Citigroup Global Markets	PHP	1,075	23,000	22,914	(86)
Expiring 05/18/2016	Citigroup Global Markets	PHP	2,487	53,000	52,988	(12)

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	21

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Polish Zloty,
Expiring 05/18/2016	Barclays Capital Group	PLN	31	$8,000	$7,991	$(9)
Expiring 07/22/2016	Citigroup Global Markets	PLN	365	94,570	95,453	883
Expiring 07/22/2016	Citigroup Global Markets	PLN	484	128,400	126,630	(1,770)
Expiring 07/22/2016	Citigroup Global Markets	PLN	769	201,043	201,145	102
Expiring 07/22/2016	Citigroup Global Markets	PLN	1,370	361,276	358,262	(3,014)
Expiring 07/22/2016	Morgan Stanley	PLN	146	38,163	38,197	34
Romanian Leu,
Expiring 07/22/2016	Citigroup Global Markets	RON	184	47,120	47,111	(9)
Russian Ruble,
Expiring 05/18/2016	Barclays Capital Group	RUB	2,041	29,151	31,347	2,196
Expiring 05/18/2016	Citigroup Global Markets	RUB	578	8,000	8,884	884
Expiring 05/18/2016	Citigroup Global Markets	RUB	649	9,000	9,972	972
Expiring 05/18/2016	Citigroup Global Markets	RUB	690	10,000	10,601	601
Expiring 05/18/2016	Citigroup Global Markets	RUB	895	12,000	13,744	1,744
Expiring 05/18/2016	Citigroup Global Markets	RUB	919	12,000	14,115	2,115
Expiring 05/18/2016	Goldman Sachs & Co.	RUB	901	13,000	13,841	841
Expiring 07/20/2016	Barclays Capital Group	RUB	5,962	88,100	90,071	1,971
Expiring 07/20/2016	Barclays Capital Group	RUB	12,667	188,232	191,357	3,125
Expiring 07/20/2016	Citigroup Global Markets	RUB	4,294	63,875	64,873	998
Expiring 07/20/2016	Citigroup Global Markets	RUB	6,824	100,684	103,084	2,400
Expiring 07/20/2016	JPMorgan Chase	RUB	1,598	24,202	24,142	(60)
Singapore Dollar,
Expiring 05/18/2016	Barclays Capital Group	SGD	18	13,000	13,312	312
Expiring 05/18/2016	Barclays Capital Group	SGD	31	22,000	23,074	1,074
Expiring 05/18/2016	Barclays Capital Group	SGD	52	37,000	38,649	1,649
Expiring 05/18/2016	Citigroup Global Markets	SGD	59	44,000	43,963	(37)
Expiring 07/13/2016	Citigroup Global Markets	SGD	399	298,020	296,118	(1,902)
South African Rand,
Expiring 05/18/2016	Barclays Capital Group	ZAR	444	28,964	31,085	2,121
Expiring 05/18/2016	Citigroup Global Markets	ZAR	277	19,000	19,390	390
Expiring 07/26/2016	Citigroup Global Markets	ZAR	506	34,956	34,926	(30)
Expiring 07/26/2016	Citigroup Global Markets	ZAR	6,254	426,046	431,602	5,556
Expiring 07/26/2016	Deutsche Bank AG	ZAR	269	18,375	18,560	185
Expiring 07/26/2016	JPMorgan Chase	ZAR	1,306	89,700	90,094	394
South Korean Won,
Expiring 05/18/2016	Barclays Capital Group	KRW	18,580	16,000	16,303	303
Expiring 05/18/2016	Barclays Capital Group	KRW	19,740	17,000	17,321	321
Expiring 05/18/2016	Citigroup Global Markets	KRW	9,525	8,000	8,357	357
Expiring 05/18/2016	Citigroup Global Markets	KRW	10,238	9,000	8,983	(17)

See Notes to Financial Statements.

22

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Thai Baht,
Expiring 05/18/2016	Citigroup Global Markets	THB	1,191	$34,000	$34,067	$67
Expiring 05/18/2016	Citigroup Global Markets	THB	1,440	41,000	41,219	219
Expiring 05/18/2016	Citigroup Global Markets	THB	1,610	46,000	46,068	68
Expiring 07/22/2016	Bank of America	THB	60,177	1,723,535	1,719,673	(3,862)
Expiring 07/22/2016	Barclays Capital Group	THB	1,170	33,250	33,440	190
Expiring 07/22/2016	Citigroup Global Markets	THB	552	15,750	15,778	28
Expiring 07/22/2016	Citigroup Global Markets	THB	1,099	31,413	31,411	(2)
Expiring 07/22/2016	Morgan Stanley	THB	944	27,006	26,982	(24)
Turkish Lira,
Expiring 05/18/2016	Barclays Capital Group	TRY	23	8,000	8,152	152
Expiring 05/18/2016	Barclays Capital Group	TRY	24	8,000	8,394	394
Expiring 05/18/2016	Barclays Capital Group	TRY	30	10,000	10,508	508
Expiring 05/18/2016	Barclays Capital Group	TRY	36	12,000	12,697	697
Expiring 05/18/2016	Barclays Capital Group	TRY	57	19,000	20,104	1,104
Expiring 05/18/2016	Barclays Capital Group	TRY	59	20,000	21,109	1,109
Expiring 05/18/2016	Citigroup Global Markets	TRY	166	57,426	59,024	1,598
Expiring 05/20/2016	Barclays Capital Group	TRY	108	35,875	38,410	2,535
Expiring 05/20/2016	Barclays Capital Group	TRY	260	88,734	92,523	3,789
Expiring 05/20/2016	Citigroup Global Markets	TRY	106	37,114	37,628	514
Expiring 05/20/2016	Citigroup Global Markets	TRY	107	36,997	37,876	879
Expiring 05/20/2016	Citigroup Global Markets	TRY	168	59,685	59,550	(135)
Expiring 05/20/2016	Citigroup Global Markets	TRY	255	85,788	90,612	4,824
Expiring 05/20/2016	Citigroup Global Markets	TRY	379	132,931	134,586	1,655
Expiring 05/20/2016	Citigroup Global Markets	TRY	487	170,045	173,083	3,038
Expiring 05/20/2016	Citigroup Global Markets	TRY	512	170,241	181,918	11,677
Expiring 05/20/2016	Citigroup Global Markets	TRY	532	182,553	189,071	6,518
Expiring 05/20/2016	Citigroup Global Markets	TRY	835	281,200	296,614	15,414
Expiring 05/20/2016	Citigroup Global Markets	TRY	865	290,840	307,335	16,495
Expiring 05/20/2016	Citigroup Global Markets	TRY	884	298,600	314,108	15,508
Expiring 05/20/2016	Deutsche Bank AG	TRY	129	45,862	45,824	(38)
Expiring 05/20/2016	Goldman Sachs & Co.	TRY	181	63,875	64,378	503
Expiring 05/20/2016	JPMorgan Chase	TRY	112	37,187	39,948	2,761
Expiring 05/20/2016	JPMorgan Chase	TRY	876	305,050	311,195	6,145

				$22,868,997	$23,617,489	$748,492

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	23

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Brazilian Real,
Expiring 05/12/2016	Citigroup Global Markets	BRL	147	$39,950	$42,446	$(2,496)
Expiring 05/12/2016	Citigroup Global Markets	BRL	146	39,950	42,354	(2,404)
Expiring 05/12/2016	Credit Suisse First Boston Corp.	BRL	3,153	780,905	913,145	(132,240)
Expiring 05/12/2016	Goldman Sachs & Co.	BRL	865	239,344	250,418	(11,074)
Expiring 05/18/2016	Barclays Capital Group	BRL	60	17,000	17,362	(362)
Expiring 06/02/2016	Citigroup Global Markets	BRL	423	117,900	121,621	(3,721)
Expiring 06/02/2016	Goldman Sachs & Co.	BRL	438	125,652	125,969	(317)
British Pound,
Expiring 07/14/2016	Citigroup Global Markets	GBP	317	451,329	462,929	(11,600)
Chilean Peso,
Expiring 05/12/2016	Citigroup Global Markets	CLP	201,183	293,612	304,166	(10,554)
Expiring 05/13/2016	Barclays Capital Group	CLP	195,502	271,153	295,548	(24,395)
Expiring 05/13/2016	Citigroup Global Markets	CLP	94,443	135,471	142,774	(7,303)
Expiring 05/18/2016	Citigroup Global Markets	CLP	17,441	26,000	26,353	(353)
Chinese Renminbi,
Expiring 05/18/2016	Citigroup Global Markets	CNH	299	46,000	46,071	(71)
Expiring 05/18/2016	Citigroup Global Markets	CNH	282	43,000	43,386	(386)
Expiring 05/18/2016	Citigroup Global Markets	CNH	267	41,000	41,213	(213)
Expiring 05/18/2016	Citigroup Global Markets	CNH	164	25,000	25,212	(212)
Expiring 05/18/2016	Citigroup Global Markets	CNH	131	20,000	20,177	(177)
Expiring 05/18/2016	Citigroup Global Markets	CNH	65	10,000	10,009	(9)
Expiring 05/18/2016	Citigroup Global Markets	CNH	52	8,000	8,076	(76)
Colombian Peso,
Expiring 05/13/2016	Barclays Capital Group	COP	640,308	196,896	224,316	(27,420)
Expiring 05/13/2016	Barclays Capital Group	COP	622,706	192,312	218,150	(25,838)
Expiring 05/13/2016	Barclays Capital Group	COP	306,193	95,150	107,267	(12,117)
Expiring 05/13/2016	Barclays Capital Group	COP	288,582	86,350	101,098	(14,748)
Expiring 05/13/2016	Citigroup Global Markets	COP	298,616	91,600	104,613	(13,013)
Expiring 05/13/2016	Citigroup Global Markets	COP	288,841	86,350	101,188	(14,838)
Expiring 05/18/2016	Barclays Capital Group	COP	59,527	19,000	20,838	(1,838)
Expiring 05/18/2016	Barclays Capital Group	COP	39,936	13,000	13,980	(980)
Expiring 05/27/2016	Citigroup Global Markets	COP	336,501	113,300	117,627	(4,327)
Expiring 08/05/2016	Goldman Sachs & Co.	COP	118,264	40,837	40,854	(17)
Czech Koruna,
Expiring 05/18/2016	Barclays Capital Group	CZK	781	32,000	33,096	(1,096)
Expiring 05/18/2016	Barclays Capital Group	CZK	620	26,000	26,242	(242)
Expiring 05/18/2016	Barclays Capital Group	CZK	595	25,000	25,217	(217)
Expiring 05/18/2016	Barclays Capital Group	CZK	428	18,000	18,113	(113)
Expiring 05/18/2016	Barclays Capital Group	CZK	294	12,000	12,467	(467)

See Notes to Financial Statements.

24

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Czech Koruna (cont’d.)
Expiring 05/18/2016	Barclays Capital Group	CZK	194	$8,000	$8,214	$(214)
Expiring 05/18/2016	Barclays Capital Group	CZK	192	8,000	8,114	(114)
Euro,
Expiring 05/18/2016	Barclays Capital Group	EUR	194	221,000	222,222	(1,222)
Expiring 05/18/2016	Barclays Capital Group	EUR	123	137,000	140,398	(3,398)
Expiring 05/18/2016	Barclays Capital Group	EUR	70	78,000	80,545	(2,545)
Expiring 05/18/2016	Barclays Capital Group	EUR	63	69,000	72,149	(3,149)
Expiring 05/18/2016	Barclays Capital Group	EUR	32	36,000	36,589	(589)
Expiring 05/18/2016	Barclays Capital Group	EUR	26	30,000	30,191	(191)
Expiring 05/18/2016	Barclays Capital Group	EUR	18	20,000	20,456	(456)
Expiring 05/18/2016	Barclays Capital Group	EUR	14	16,000	16,095	(95)
Expiring 05/18/2016	Barclays Capital Group	EUR	12	14,000	14,264	(264)
Expiring 05/18/2016	Citigroup Global Markets	EUR	112	128,000	127,978	22
Expiring 05/18/2016	Citigroup Global Markets	EUR	14	15,000	15,778	(778)
Expiring 05/18/2016	Citigroup Global Markets	EUR	9	10,000	10,238	(238)
Hungarian Forint,
Expiring 05/18/2016	Barclays Capital Group	HUF	4,498	16,000	16,507	(507)
Expiring 05/18/2016	Barclays Capital Group	HUF	3,846	14,000	14,114	(114)
Expiring 05/18/2016	Barclays Capital Group	HUF	3,732	13,000	13,694	(694)
Expiring 05/18/2016	Barclays Capital Group	HUF	2,811	10,000	10,313	(313)
Expiring 07/22/2016	Citigroup Global Markets	HUF	5,990	21,989	21,967	22
Indian Rupee,
Expiring 05/18/2016	Barclays Capital Group	INR	736	11,000	11,051	(51)
Expiring 05/18/2016	Citigroup Global Markets	INR	734	11,000	11,029	(29)
Expiring 05/23/2016	Credit Suisse First Boston Corp.	INR	861	12,953	12,927	26
Indonesia Rupiah,
Expiring 05/18/2016	Citigroup Global Markets	IDR	1,414,175	106,250	106,942	(692)
Expiring 06/06/2016	Barclays Capital Group	IDR	1,037,382	77,660	78,197	(537)
Expiring 06/06/2016	Hong Kong & Shanghai Bank	IDR	9,472,377	715,868	714,018	1,850
Expiring 06/06/2016	JPMorgan Chase	IDR	499,811	37,696	37,675	21
Israeli Shekel,
Expiring 05/18/2016	Barclays Capital Group	ILS	321	84,662	85,920	(1,258)
Expiring 05/18/2016	Barclays Capital Group	ILS	55	14,000	14,626	(626)
Expiring 05/18/2016	Barclays Capital Group	ILS	31	7,999	8,372	(373)
Japanese Yen,
Expiring 05/18/2016	Barclays Capital Group	JPY	17,939	161,000	168,668	(7,668)
Expiring 05/18/2016	Barclays Capital Group	JPY	16,671	150,000	156,748	(6,748)
Expiring 05/18/2016	Barclays Capital Group	JPY	8,307	74,000	78,103	(4,103)
Expiring 05/18/2016	Barclays Capital Group	JPY	6,574	59,000	61,812	(2,812)

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	25

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Japanese Yen (cont’d.)
Expiring 05/18/2016	Barclays Capital Group	JPY	6,564	$60,000	$61,720	$(1,720)
Expiring 05/18/2016	Barclays Capital Group	JPY	3,445	31,000	32,387	(1,387)
Expiring 05/18/2016	Barclays Capital Group	JPY	3,437	31,000	32,319	(1,319)
Expiring 05/18/2016	Barclays Capital Group	JPY	2,042	18,000	19,203	(1,203)
Expiring 05/18/2016	Barclays Capital Group	JPY	1,739	16,000	16,346	(346)
Expiring 05/18/2016	Barclays Capital Group	JPY	893	8,000	8,397	(397)
Expiring 05/18/2016	Citigroup Global Markets	JPY	1,802	16,000	16,942	(942)
Malaysian Ringgit,
Expiring 05/12/2016	Bank of America	MYR	613	147,185	156,877	(9,692)
Expiring 05/12/2016	Credit Suisse First Boston Corp.	MYR	119	30,625	30,359	266
Expiring 05/12/2016	Goldman Sachs & Co.	MYR	178	46,114	45,601	513
Expiring 05/18/2016	Citigroup Global Markets	MYR	91	23,000	23,141	(141)
Expiring 08/29/2016	Citigroup Global Markets	MYR	2,429	559,625	616,411	(56,786)
Mexican Peso,
Expiring 05/18/2016	Barclays Capital Group	MXN	393	22,000	22,802	(802)
Expiring 05/18/2016	Citigroup Global Markets	MXN	429	25,000	24,881	119
Expiring 07/22/2016	Citigroup Global Markets	MXN	3,382	194,761	194,953	(192)
Expiring 07/22/2016	JPMorgan Chase	MXN	1,242	71,702	71,584	118
New Taiwanese Dollar,
Expiring 05/18/2016	Barclays Capital Group	TWD	1,421	44,000	44,072	(72)
Expiring 05/18/2016	Barclays Capital Group	TWD	1,135	35,000	35,209	(209)
Expiring 05/18/2016	Barclays Capital Group	TWD	323	10,000	10,029	(29)
Expiring 05/18/2016	Citigroup Global Markets	TWD	2,584	80,000	80,116	(116)
Expiring 05/18/2016	Citigroup Global Markets	TWD	2,099	65,000	65,078	(78)
Expiring 05/18/2016	Citigroup Global Markets	TWD	1,777	55,000	55,093	(93)
Expiring 05/18/2016	Citigroup Global Markets	TWD	1,417	44,000	43,942	58
Expiring 12/15/2016	Barclays Capital Group	TWD	34,702	1,030,352	1,079,928	(49,576)
New Zealand Dollar,
Expiring 07/14/2016	Citigroup Global Markets	NZD	445	305,850	309,483	(3,633)
Peruvian Nuevo Sol,
Expiring 05/13/2016	Barclays Capital Group	PEN	245	73,500	74,578	(1,078)
Expiring 05/13/2016	Barclays Capital Group	PEN	110	32,376	33,372	(996)
Expiring 05/13/2016	Barclays Capital Group	PEN	69	19,250	20,868	(1,618)
Expiring 05/13/2016	Citigroup Global Markets	PEN	1,325	373,426	402,798	(29,372)
Expiring 05/13/2016	Citigroup Global Markets	PEN	197	58,000	59,944	(1,944)
Expiring 05/13/2016	JPMorgan Chase	PEN	98	27,562	29,868	(2,306)
Expiring 05/18/2016	Citigroup Global Markets	PEN	333	98,828	101,217	(2,389)
Expiring 05/18/2016	Citigroup Global Markets	PEN	48	14,000	14,570	(570)
Expiring 05/18/2016	Citigroup Global Markets	PEN	25	7,000	7,540	(540)
Expiring 09/08/2016	Credit Suisse First Boston Corp.	PEN	488	137,706	146,356	(8,650)

See Notes to Financial Statements.

26

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
Philippine Peso,
Expiring 05/18/2016	Barclays Capital Group	PHP	370	$8,000	$7,878	$122
Expiring 05/18/2016	Citigroup Global Markets	PHP	3,262	70,000	69,510	490
Expiring 05/18/2016	Citigroup Global Markets	PHP	3,126	67,000	66,599	401
Expiring 05/18/2016	Citigroup Global Markets	PHP	2,299	49,000	48,983	17
Expiring 05/18/2016	Citigroup Global Markets	PHP	798	17,000	16,994	6
Expiring 05/18/2016	Citigroup Global Markets	PHP	557	11,999	11,865	134
Expiring 05/18/2016	Goldman Sachs & Co.	PHP	1,304	28,000	27,788	212
Expiring 05/18/2016	Goldman Sachs & Co.	PHP	786	17,000	16,752	248
Expiring 07/26/2016	Citigroup Global Markets	PHP	4,995	106,905	106,026	879
Expiring 07/26/2016	JPMorgan Chase	PHP	5,130	109,698	108,884	814
Polish Zloty,
Expiring 05/18/2016	Barclays Capital Group	PLN	95	25,001	24,789	212
Expiring 05/18/2016	Barclays Capital Group	PLN	60	15,000	15,631	(631)
Expiring 05/18/2016	Citigroup Global Markets	PLN	117	30,000	30,618	(618)
Expiring 05/18/2016	Goldman Sachs & Co.	PLN	162	42,881	42,394	487
Expiring 07/22/2016	Goldman Sachs & Co.	PLN	587	150,741	153,442	(2,701)
Romanian Leu,
Expiring 07/22/2016	Barclays Capital Group	RON	1,973	501,315	504,657	(3,342)
Expiring 07/22/2016	Hong Kong & Shanghai Bank	RON	308	77,685	78,663	(978)
Russian Ruble,
Expiring 05/18/2016	Barclays Capital Group	RUB	729	11,000	11,194	(194)
Expiring 07/20/2016	Citigroup Global Markets	RUB	11,846	174,100	178,950	(4,850)
Expiring 07/20/2016	Goldman Sachs & Co.	RUB	3,318	50,261	50,127	134
Singapore Dollar,
Expiring 05/18/2016	Barclays Capital Group	SGD	55	41,000	41,231	(231)
Expiring 05/18/2016	Barclays Capital Group	SGD	23	17,000	17,019	(19)
Expiring 05/18/2016	Barclays Capital Group	SGD	22	16,000	16,390	(390)
Expiring 05/18/2016	Barclays Capital Group	SGD	18	13,000	13,067	(67)
Expiring 05/18/2016	Barclays Capital Group	SGD	17	12,000	12,316	(316)
Expiring 05/18/2016	Barclays Capital Group	SGD	11	8,000	8,017	(17)
Expiring 07/13/2016	Bank of America	SGD	258	188,783	191,239	(2,456)
Expiring 07/13/2016	Citigroup Global Markets	SGD	408	301,172	302,738	(1,566)
Expiring 07/13/2016	Citigroup Global Markets	SGD	169	124,999	125,282	(283)
Expiring 07/13/2016	Citigroup Global Markets	SGD	106	78,672	78,991	(319)
South African Rand,
Expiring 07/26/2016	Citigroup Global Markets	ZAR	1,178	81,674	81,297	377
Expiring 07/26/2016	Citigroup Global Markets	ZAR	1,115	77,131	76,965	166
Expiring 07/26/2016	Citigroup Global Markets	ZAR	368	25,433	25,366	67
Expiring 07/26/2016	Goldman Sachs & Co.	ZAR	7,512	513,687	518,369	(4,682)
Expiring 07/26/2016	JPMorgan Chase	ZAR	1,324	90,413	91,360	(947)

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	27

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Forward foreign currency exchange contracts outstanding at April 30, 2016 (continued):

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
OTC forward foreign currency exchange contracts (cont’d.):
South Korean Won,
Expiring 05/18/2016	Citigroup Global Markets	KRW	43,435	$38,000	$38,111	$(111)
Expiring 05/18/2016	Citigroup Global Markets	KRW	40,180	35,000	35,255	(255)
Thai Baht,
Expiring 05/18/2016	Barclays Capital Group	THB	316	9,000	9,035	(35)
Expiring 05/18/2016	Citigroup Global Markets	THB	1,176	33,000	33,639	(639)
Expiring 05/18/2016	Citigroup Global Markets	THB	1,169	33,000	33,452	(452)
Expiring 05/18/2016	JPMorgan Chase	THB	9,718	276,799	278,099	(1,300)
Expiring 07/22/2016	Citigroup Global Markets	THB	10,341	294,283	295,516	(1,233)
Turkish Lira,
Expiring 05/18/2016	Barclays Capital Group	TRY	89	31,000	31,711	(711)
Expiring 05/18/2016	Barclays Capital Group	TRY	74	26,000	26,347	(347)
Expiring 05/18/2016	Barclays Capital Group	TRY	69	24,000	24,659	(659)
Expiring 05/18/2016	Barclays Capital Group	TRY	66	23,000	23,502	(502)
Expiring 05/18/2016	Barclays Capital Group	TRY	66	23,000	23,390	(390)
Expiring 05/20/2016	Bank of America	TRY	686	242,137	243,826	(1,689)
Expiring 05/20/2016	Barclays Capital Group	TRY	272	89,857	96,544	(6,687)
Expiring 05/20/2016	BNP Paribas	TRY	351	122,174	124,890	(2,716)
Expiring 05/20/2016	Citigroup Global Markets	TRY	521	171,300	185,165	(13,865)
Expiring 05/20/2016	Citigroup Global Markets	TRY	457	154,769	162,489	(7,720)
Expiring 05/20/2016	Citigroup Global Markets	TRY	165	57,692	58,735	(1,043)

				$14,813,561	$15,413,949	(600,388)

						$148,104

Cross currency exchange contracts outstanding at April 30, 2016:

Settlement	Type	Notional Amount (000)#		In Exchange For (000)		Unrealized Appreciation (Depreciation)	Counterparty
OTC cross currency exchange contracts:
05/20/2016	Buy	TRY	847	EUR	258	$5,142	Citigroup Global Markets
07/14/2016	Buy	AUD	396	NZD	442	(7,207)	Barclays Capital Group
07/14/2016	Buy	CAD	194	GBP	107	(1,016)	Citigroup Global Markets
07/22/2016	Buy	PLN	729	EUR	170	(3,988)	Citigroup Global Markets
07/22/2016	Buy	PLN	738	EUR	168	373	Citigroup Global Markets
07/22/2016	Buy	PLN	73	EUR	17	32	Deutsche Bank AG
07/27/2016	Buy	GBP	210	CAD	384	550	JPMorgan Chase

						$(6,114)

See Notes to Financial Statements.

28

Interest rate swap agreements outstanding at April 30, 2016:

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
	OTC swap agreements:
MXN	4,000	10/28/16	3.840%	28 Day Mexican Interbank Rate(1)	$(430)	$(77)	$(353)	Morgan Stanley
THB	9,000	02/28/26	2.300%	6 Month Thailand Fixing Rate(1)	1,260	—	1,260	JPMorgan Chase

					$830	$(77)	$907

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at April 30, 2016	Unrealized Appreciation (Depreciation)
	Centrally cleared swap agreements:
MXN	4,500	02/16/21	5.400%	28 Day Mexican Interbank Rate(1)	$(2)	$1,203	$1,205
MXN	3,300	02/21/22	6.620%	28 Day Mexican Interbank Rate(1)	1,325	11,026	9,701
MXN	20,650	06/04/25	6.470%	28 Day Mexican Interbank Rate(1)	(1,386)	42,341	43,727
MXN	3,400	01/05/26	6.260%	28 Day Mexican Interbank Rate(2)	(103)	(3,029)	(2,926)

					$(166)	$51,541	$51,707

Cash of $170,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared interest rate swap contracts at April 30, 2016.

(1)	The Series pays the floating rate and receives the fixed rate.
(2)	The Series pays the fixed rate and receives the floating rate.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	29

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Foreign Bonds
Argentina	$—	$946,043	$—
Brazil	—	3,625,545	—
Colombia	—	1,045,659	—
Czech Republic	—	292,441	—
Dominican Republic	—	219,000	—
Hungary	—	1,446,511	—
Indonesia	—	4,024,808	—
Kazakhstan	—	136,875	—
Malaysia	—	1,499,664	—
Mexico	—	2,678,205	—
Peru	—	256,479	—
Philippines	—	358,904	—
Poland	—	2,611,363	—
Romania	—	1,443,330	—
Russia	—	2,135,284	—
Singapore	—	74,454	—
South Africa	—	3,106,047	—
South Korea	—	99,302	—
Thailand	—	1,248,502	—
Turkey	—	2,122,675	—
Affiliated Mutual Fund	1,523,707	—	—
Other Financial Instruments*
OTC Forward Foreign Currency Exchange Contracts	—	148,104	—
OTC Cross Currency Exchange Contracts	—	(6,114)	—
OTC Interest Rate Swap Agreements		830
Centrally Cleared Interest Rate Swap Agreements	—	51,707	—

Total	$1,523,707	$29,565,618	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument, and OTC swap contracts which are recorded at fair value.

See Notes to Financial Statements.

30

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2016 were as follows:

Foreign Government Obligations	82.5%
Foreign Agencies	6.7
Affiliated Mutual Fund	4.8
Foreign Corporations	2.7
Foreign Government Bonds	0.7

97.4
Other assets in excess of liabilities	2.6

100.0%

Prudential Emerging Markets Debt Local Currency Fund (the “Series”) invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2016 as presented in the Statement of Assets and Liabilities:

Derivatives not accounted for as hedging instruments, carried at fair value	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Foreign exchange contracts	Unrealized appreciation on OTC forward foreign currency exchange contracts	$775,110		Unrealized depreciation on OTC forward foreign currency exchange contracts	$627,006
Foreign exchange contracts	Unrealized appreciation on OTC cross currency exchange contracts	6,097		Unrealized depreciation on OTC cross currency exchange contracts	12,211
Interest rate contracts	Due from/to broker—variation margin swaps	54,633	*	Due from/to broker—variation margin swaps	2,926	*
Interest rate contracts	—	—		Premium received for OTC swap agreements	77
Interest rate contracts	Unrealized appreciation on OTC swap agreements	1,260		Unrealized depreciation on OTC swap agreements	353

Total		$837,100			$642,573

*	Includes cumulative appreciation/depreciation as reported in the schedule of open futures contracts and exchange-traded swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Asset and Liabilities.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	31

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

The effects of derivative instruments on the Statement of Operations for the period ended April 30, 2016 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward and Cross Currency Contracts*	Swaps	Total
Foreign exchange contracts	$(355,182)	$—	$(355,182)
Interest rate contracts	—	19,229	19,229

	$(355,182)	$19,229	$(335,953)

*	Included in net realized gain (loss) on foreign currency transactions in the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Forward and Cross Currency Contracts*	Swaps	Total
Foreign exchange contracts	$212,526	$—	$212,526
Interest rate contracts	—	19,090	19,090

	$212,526	$19,090	$231,616

*	Included in net change in unrealized appreciation (depreciation) on foreign currencies in the Statement of Operations.

For the period ended April 30, 2016, the Series’ average volume of derivative activities are as follows:

Forward Foreign Currency Exchange Contracts— Purchased(1)	Forward Foreign Currency Exchange Contracts— Sold(1)	Cross Currency Exchange Contracts(2)	Interest Rate Swap Agreements(3)
$20,424,609	$17,956,069	$549,202	$1,960

(1)	Value at Settle Date.
(2)	Value at Trade Date.
(3)	Notional Amount in USD (000).

See Notes to Financial Statements.

32

Offsetting of OTC derivative assets and liabilities:

The Series invested in OTC derivatives during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for OTC derivatives, where the legal right to set-off exists, is presented in the summary below.

Counterparty	Gross Amounts of Recognized Assets(1)	Gross Amounts Available for Offset	Collateral Received	Net Amount
Bank of America	$68,490	$(17,699)	$—	$50,791
Barclays Capital Group	127,094	(127,094)	—	—
BNP Paribas	—	—	—	—
Citigroup Global Markets	499,220	(218,386)	—	280,834
Credit Suisse First Boston Corp.	6,298	(6,298)	—	—
Deutsche Bank AG	217	(54)	—	163
Goldman Sachs & Co.	48,882	(18,791)	—	30,091
Hong Kong & Shanghai Bank	1,850	(1,055)	—	795
JPMorgan Chase	20,590	(6,905)	—	13,685
Morgan Stanley	34	(34)	—	—
Toronto Dominion	9,792	—	—	9,792

	$782,467

Counterparty	Gross Amounts of Recognized Liabilities(2)	Gross Amounts Available for Offset	Collateral Pledged	Net Amount
Bank of America	$(17,699)	$17,699	$—	$—
Barclays Capital Group	(232,697)	127,094	—	(105,603)
BNP Paribas	(2,716)	—	—	(2,716)
Citigroup Global Markets	(218,386)	218,386	—	—
Credit Suisse First Boston Corp.	(140,890)	6,298	—	(134,592)
Deutsche Bank AG	(54)	54	—	—
Goldman Sachs & Co.	(18,791)	18,791	—	—
Hong Kong & Shanghai Bank	(1,055)	1,055	—	—
JPMorgan Chase	(6,905)	6,905	—	—
Morgan Stanley	(454)	34	—	(420)
Toronto Dominion	—	—	—	—

	$(639,647)

(1)	Includes unrealized appreciation on swaps and forwards and premiums paid on swap agreements.
(2)	Includes unrealized depreciation on swaps and forwards and premiums received on swap agreements.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	33

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value:
Unaffiliated investments (cost $31,110,391)	$29,371,091
Affiliated investments (cost $1,523,707)	1,523,707
Cash	1,445
Foreign currency, at value (cost $201,697)	214,011
Unrealized appreciation on OTC forward foreign currency exchange contracts	775,110
Dividends and interest receivable	565,172
Receivable for investments sold	312,676
Deposit with Broker	170,000
Receivable for Series shares sold	110,040
Tax reclaim receivable	17,937
Unrealized appreciation on OTC cross currency exchange contracts	6,097
Due from Manager	5,784
Unrealized appreciation on OTC swap agreements	1,260
Due from broker—variation margin swaps	774
Prepaid expenses	206

Total Assets	33,075,310

Liabilities
Unrealized depreciation on OTC forward foreign currency exchange contracts	627,006
Payable for investments purchased	603,510
Accrued expenses and other liabilities	72,576
Foreign capital gains tax liability	30,255
Unrealized depreciation on OTC cross currency exchange contracts	12,211
Payable for Series shares reacquired	9,860
Dividends payable	2,904
Distribution fee payable	1,263
Affiliated transfer agent fee payable	613
Unrealized depreciation on OTC swap agreements	353
Premium received for OTC swap agreements	77

Total Liabilities	1,360,628

Net Assets	$31,714,682

Net assets were comprised of:
Common stock, at par	$47,945
Paid-in capital in excess of par	40,939,235

40,987,180
Distributions in excess of net investment income	(176,972)
Accumulated net realized loss on investment and foreign currency transactions	(7,550,808)
Net unrealized depreciation on investments and foreign currencies	(1,544,718)

Net assets, April 30, 2016	$31,714,682

See Notes to Financial Statements.

34

Class A
Net asset value and redemption price per share ($3,415,219 ÷ 520,518 shares of common stock issued and outstanding)	$6.56
Maximum sales charge (4.50% of offering price)	0.31

Maximum offering price to public	$6.87

Class C
Net asset value, offering price and redemption price per share ($760,407 ÷ 115,360 shares of common stock issued and outstanding)	$6.59

Class Q
Net asset value, offering price and redemption price per share ($915 ÷ 138.2 shares of common stock issued and outstanding)	$6.62

Class Z
Net asset value, offering price and redemption price per share ($27,538,141 ÷ 4,158,526 shares of common stock issued and outstanding)	$6.62

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	35

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Interest income (net of foreign withholding taxes of $27,137)	$890,010
Affiliated dividend income	1,929

Total income	891,939

Expenses
Management fee	111,908
Distribution fee—Class A	3,809
Distribution fee—Class C	3,434
Custodian and accounting fees	80,000
Registration fees	32,000
Audit fee	31,000
Transfer agent’s fees and expenses (including affiliated expense of $1,900)	14,000
Shareholders’ reports	13,000
Legal fees and expenses	9,000
Directors’ fees	6,000
Miscellaneous	7,954

Total expenses	312,105
Less: Expense reimbursement	(157,995)

Net expenses	154,110

Net investment income	737,829

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(4,522,263)
Swap agreement transactions	19,229
Foreign currency transactions	(370,531)

(4,873,565)

Net change in unrealized appreciation (depreciation) on:
Investments (net of change in foreign capital gains taxes $(30,155))	6,193,131
Swap agreements	19,090
Foreign currencies	244,422

6,456,643

Net gain on investment and foreign currency transactions	1,583,078

Net Increase In Net Assets Resulting From Operations	$2,320,907

See Notes to Financial Statements.

36

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$737,829	$1,694,341
Net realized loss on investment and foreign currency transactions	(4,873,565)	(3,023,649)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	6,456,643	(4,322,521)

Net increase (decrease) in net assets resulting from operations	2,320,907	(5,651,829)

Dividends and Distributions (Note 1)
Dividends from net investment income*
Class A	(87,236)	(45,844)
Class C	(17,239)	(7,298)
Class Q	(25)	(10)
Class Z	(722,132)	(285,001)

	(826,632)	(338,153)

Tax return of capital distributions
Class A	—	(210,631)
Class C	—	(33,532)
Class Q	—	(47)
Class Z	—	(1,309,420)

	—	(1,553,630)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	2,052,582	6,141,515
Net asset value of shares issued in reinvestment of dividends and distributions	809,469	1,809,657
Cost of shares reacquired	(1,372,021)	(7,173,758)

Net increase in net assets from Series share transactions	1,490,030	777,414

Total increase (decrease)	2,984,305	(6,766,198)

Net Assets:
Beginning of period	28,730,377	35,496,575

End of period	$31,714,682	$28,730,377

*	Dividends from net investment income may include other items that are ordinary income for tax purposes.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	37

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”) and currently consists of six series: Prudential International Equity Fund, Prudential Jennison Global Infrastructure Fund, Prudential Jennison International Opportunities Fund, Prudential Emerging Markets Debt Local Currency Fund, Prudential Jennison Emerging Markets Equity Fund and Prudential Jennison Global Opportunities Fund. These financial statements relate to Prudential Emerging Markets Debt Local Currency Fund (the “Series”). The financial statements of the other series are not presented herein. The Series commenced investment operations on March 30, 2011. The Series is non-diversified. The investment objective of the Series is total return, through a combination of current income and capital appreciation.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services-Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund and the Series consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

38

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads,

Prudential Emerging Markets Debt Local Currency Fund	39

Notes to Financial Statements (unaudited) (continued)

interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

40

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gain (loss) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: The ability of debt securities issuers (other than those issued or guaranteed by the U.S. Government) held by the Series to meet their obligations may be affected by the economic or political developments in a specific industry, region or country. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political or economic instability, or the level of governmental supervision and regulation of foreign securities markets.

Forward Currency Contracts: A forward currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The Series enters into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings or specific receivables and payables denominated in a foreign currency. The contracts are valued daily at current exchange rates and any unrealized gain (loss) is included in net unrealized appreciation or

Prudential Emerging Markets Debt Local Currency Fund	41

Notes to Financial Statements (unaudited) (continued)

depreciation on foreign currencies. Gain (loss) is realized on the settlement date of the contract equal to the difference between the settlement value of the original and negotiated forward contracts. This gain (loss), if any, is included in net realized gain (loss) on foreign currency transactions. Risks may arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts. Forward currency contracts involve risks from currency exchange rate and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. The Series’ maximum risk of loss from counterparty credit risk is the net value of the cash flows to be received from the counterparty at the end of the contract’s life.

Cross Currency Exchange Contracts: A cross currency contract is a forward contract where a specified amount of one foreign currency will be exchanged for a specified amount of another foreign currency.

Options: The Series may either purchase or write options in order to hedge against adverse market movements or fluctuations in value caused by changes in prevailing interest rates or foreign currency exchange rates, with respect to securities which the Series currently owns or intends to purchase. The Series may also use options to gain additional market exposure. The Series’ principal reason for writing options is to realize, through receipt of premiums, a greater current return than would be realized on the underlying security alone. When the Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. If an option expires unexercised, the Series realizes a gain (loss) to the extent of the premium received or paid. If an option is exercised, the premium received or paid is recorded as an adjustment to the proceeds from the sale or the cost of the purchase in determining whether the Series has realized a gain (loss). The difference between the premium and the amount received or paid at the closing of a purchase or sale transaction is also treated as a realized gain (loss). Gain (loss) on purchased options is included in net realized gain (loss) on investment transactions. Gain (loss) on written options is presented separately as net realized gain (loss) on options written transactions. The Series, as writer of an option, may have no control over whether the underlying securities may be sold (called) or purchased (put). As a result, the Series bears the market risk of an unfavorable change in the price of the security underlying the written option. The Series, as purchaser of an OTC option, also bears the risk of the potential inability of the counterparties to meet the terms of their contracts. With exchange-traded options contracts, there is minimal counterparty credit risk to the Series since the exchanges’ clearinghouse acts as counterparty to all exchange-traded options and guarantees the options contracts against default.

42

Swap Agreements: The Series entered into interest rate swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Swap agreements are negotiated in the OTC market and may be executed either directly with counterparty (“OTC-traded”) or through a central clearing facility, such as a registered commodities exchange. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Centrally cleared swaps pay or receive an amount known as “variation margin”, based on daily changes in the valuation of the swap contract. Payments received or paid by the Series are recorded as realized gains (losses) upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the Statement of Assets and Liabilities. Swap agreements outstanding at period end, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Series used interest rate swaps to maintain its ability to generate steady cash flow by receiving a stream of fixed-rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life.

Master Netting Arrangements: The Series is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of the Series. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

The Series is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the Series is held in a segregated account by the Series’ custodian and with respect to those amounts which can be sold or re-pledged, is presented in the Portfolio of

Prudential Emerging Markets Debt Local Currency Fund	43

Notes to Financial Statements (unaudited) (continued)

Investments. Collateral pledged by the Series is segregated by the Series’ custodian and identified in the Portfolio of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Series and the applicable counterparty. Collateral requirements are determined based on the Series’ net position with each counterparty. Termination events applicable to the Series may occur upon a decline in the Series’ net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Series’ counterparties to elect early termination could impact the Series’ future derivative activity.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market and documentation risk. Such risks involve the possibility that no liquid market for these agreements will exist, the counterparty to the agreement may default on its obligation to perform or disagree on the contractual terms of the agreement, and changes in net interest rates will be unfavorable. In connection with these agreements, securities in the portfolio may be identified or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and to serve as recourse in the event of default or bankruptcy/insolvency of either party. Such OTC derivative agreements include conditions which, when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of April 30, 2016, the Series has not met conditions under such agreements which give the counterparty the right to call for an early termination.

Forward currency contracts, written options and swaps involve elements of both market and credit risk in excess of the amounts reflected on the Statement of Assets and Liabilities. Such risks may be mitigated by engaging in master netting arrangements.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as

44

required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series declares dividends from net investment income daily and payment is made monthly. Distributions from net realized capital and currency gains, if any, are paid annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign interest are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Prudential Fixed Income (“PFI”), which is a business unit of PGIM, Inc. The subadvisory agreement provides that PFI will furnish investment advisory services in connection with the management of the Series. In connection therewith, PFI is obligated to keep certain books and records of the Series. PI pays for the services of PFI, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

Effective October 1, 2015, the management fee paid to PI is accrued daily and payable monthly at an annual rate of 0.80% on average daily net assets up to and including $1 billion; 0.78% on the next $2 billion of average daily net assets; 0.76% on the next

Prudential Emerging Markets Debt Local Currency Fund	45

Notes to Financial Statements (unaudited) (continued)

$2 billion of average daily net assets; 0.75% on the next $5 billion of average daily net assets; and 0.74% on average daily net assets exceeding $10 billion. Prior to October 1, 2015, the management fee paid to PI was accrued daily and payable monthly at an annual rate of .80% of the average daily net assets of the Series. For the six months ended April 30, 2016, the expense reimbursement exceeded the effective management fee.

PI has contractually agreed through February 28, 2017 to limit net annual Series operating expenses (excluding distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) to each class of shares to 1.05% of the Series’ average daily net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) who acts as the distributor of the Class A, Class C, Class Q and Class Z shares. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Z shares of the Series.

Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .25% and 1% of the average daily net assets of the Class A and C shares, respectively. Effective March 9, 2015, the Class A contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the contractual 12b-1 fee waiver of .05% was terminated.

PIMS has advised the Series that it received $16,330 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2016, it received $161 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, PGIM, Inc. and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees

46

and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Series invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments and U.S. Government securities, for the six months ended April 30, 2016, were $29,783,593 and $29,192,793, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized depreciation as of April 30, 2016 were as follows:

Tax Basis	$34,769,675

Appreciation	1,025,577
Depreciation	(4,900,454)

Net Unrealized Depreciation	$(3,874,877)

The book basis may differ from tax basis due to certain tax related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2015 of approximately $597,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Prudential Emerging Markets Debt Local Currency Fund	47

Notes to Financial Statements (unaudited) (continued)

Note 6. Capital

The Series offers Class A, Class C, Class Q and Class Z shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value. Class Q and Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock. For the six months ended April 30, 2016, no such exchanges were made.

As of April 30, 2016, Prudential, through its affiliates, owned 138 Class Q shares and 3,260,395 Class Z shares of the Series.

There are 425 million shares of common stock at $0.01 par value per share, designated Class A, Class C, Class Q and Class Z common stock, each of which consists of 75 million, 50 million, 50 million and 250 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	87,330	$538,567
Shares issued in reinvestment of dividends and distributions	11,758	71,969
Shares reacquired	(92,487)	(560,179)

Net increase (decrease) in shares outstanding	6,601	$50,357

Year ended October 31, 2015:
Shares sold	185,886	$1,291,306
Shares issued in reinvestment of dividends and distributions	25,398	175,719
Shares reacquired	(453,659)	(3,168,756)

Net increase (decrease) in shares outstanding before conversion	(242,375)	(1,701,731)
Shares reacquired upon conversion into other share class(es)	(262)	(1,855)

Net increase (decrease) in shares outstanding	(242,637)	$(1,703,586)

48

Class C	Shares	Amount
Six months ended April 30, 2016:
Shares sold	19,053	$118,661
Shares issued in reinvestment of dividends and distributions	2,587	15,900
Shares reacquired	(17,803)	(107,783)

Net increase (decrease) in shares outstanding	3,837	$26,778

Year ended October 31, 2015:
Shares sold	31,763	$222,194
Shares issued in reinvestment of dividends and distributions	5,619	38,860
Shares reacquired	(42,223)	(299,638)

Net increase (decrease) in shares outstanding	(4,841)	$(38,584)

Class Q
Six months ended April 30, 2016:
Shares issued in reinvestment of dividends and distributions	4	$24

Net increase (decrease) in shares outstanding	4	$24

Year ended October 31, 2015:
Shares issued in reinvestment of dividends and distributions	8	$57

Net increase (decrease) in shares outstanding	8	$57

Class Z
Six months ended April 30, 2016:
Shares sold	220,133	$1,395,354
Shares issued in reinvestment of dividends and distributions	116,766	721,576
Shares reacquired	(114,977)	(704,059)

Net increase (decrease) in shares outstanding	221,922	$1,412,871

Year ended October 31, 2015:
Shares sold	643,090	$4,628,015
Shares issued in reinvestment of dividends and distributions	230,457	1,595,021
Shares reacquired	(516,937)	(3,705,364)

Net increase (decrease) in shares outstanding before conversion	356,610	2,517,672
Shares issued upon conversion from other shares class(es)	261	1,855

Net increase (decrease) in shares outstanding	356,871	$2,519,527

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

Prudential Emerging Markets Debt Local Currency Fund	49

Notes to Financial Statements (unaudited) (continued)

The Series did not utilize the SCA during the six months ended April 30, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Series for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

50

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,				March 30, 2011(a) through October 31,
	2016(b)		2015(b)	2014(b)	2013(b)	2012(b)	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.24		$7.92	$8.67	$9.61	$9.36	$10.00
Income (loss) from investment operations:
Net investment income	.16		.37	.49	.47	.42	.32
Net realized and unrealized gain (loss) on investment transactions	.33		(1.64)	(.71)	(.76)	.35	(.62)
Total from investment operations	.49		(1.27)	(.22)	(.29)	.77	(.30)
Less Dividends and Distributions:
Dividends from net investment income	(.17)		(.06)	(.07)	(.30)	(.52)	(.13)
Distributions from net realized gains	-		-	-	(.05)	-	-
Tax return of capital	-		(.35)	(.46)	(.30)	-	(.21)
Total dividends and distributions	(.17)		(.41)	(.53)	(.65)	(.52)	(.34)
Net asset value, end of period	$6.56		$6.24	$7.92	$8.67	$9.61	$9.36
Total Return(c):	8.13%		(16.41)%	(2.47)%	(3.23)%	8.53%	(3.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,415		$3,208	$5,991	$10,862	$5,985	$2,620
Average net assets (000)	$3,063		$4,341	$6,701	$12,797	$2,721	$1,634
Ratios to average net assets(d):
Expenses after advisory fee waivers and/or expense reimbursement	1.30%	(f)	1.30% (e)	1.30%	1.30%	1.30%	1.30% (f)
Expenses before advisory fee waivers and/or expense reimbursement	2.45%	(f)	2.39% (e)	2.13%	1.78%	2.09%	2.81% (f)
Net investment income	5.14%	(f)	5.32% (e)	5.99%	5.07%	4.73%	4.85% (f)
Portfolio turnover rate	109%	(g)	101%	110%	102%	70%	60% (g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.
(d)	Does not include expenses of the underlying fund in which the Series invests.
(e)	Effective March 9, 2015, the contractual distribution and service (12b-1) fees were reduced from .30% to .25% of the average daily net assets and the .05% contractual 12b-1 fee waiver was terminated.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	51

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,				March 30, 2011(a) through October 31,
	2016(b)		2015(b)	2014(b)	2013(b)	2012(b)	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.28		$7.97	$8.72	$9.65	$9.41	$10.00
Income (loss) from investment operations:
Net investment income	.13		.32	.43	.40	.37	.31
Net realized and unrealized gain (loss) on investment transactions	.33		(1.65)	(.71)	(.75)	.32	(.57)
Total from investment operations	.46		(1.33)	(.28)	(.35)	.69	(.26)
Less Dividends and Distributions:
Dividends from net investment income	(.15)		(.01)	(.01)	(.23)	(.45)	(.12)
Distributions from net realized gains	-		-	-	(.05)	-	-
Tax return of capital	-		(.35)	(.46)	(.30)	-	(.21)
Total dividends and distributions	(.15)		(.36)	(.47)	(.58)	(.45)	(.33)
Net asset value, end of period	$6.59		$6.28	$7.97	$8.72	$9.65	$9.41
Total Return(c):	7.55%		(17.00)%	(3.21)%	(3.85)%	7.55%	(2.72)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$760		$701	$927	$1,469	$1,025	$398
Average net assets (000)	$691		$789	$1,207	$1,585	$786	$211
Ratios to average net assets(d):
Expenses after advisory fee waivers and/or expense reimbursement	2.05%	(e)	2.05%	2.05%	2.05%	2.05%	2.05% (e)
Expenses before advisory fee waivers and/or expense reimbursement	3.19%	(e)	3.11%	2.82%	2.47%	2.78%	3.52% (e)
Net investment income	4.37%	(e)	4.52%	5.17%	4.26%	3.89%	4.09% (e)
Portfolio turnover rate	109%	(f)	101%	110%	102%	70%	60% (f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.
(d)	Does not include expenses of the underlying fund in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

52

Class Q Shares
	Six Months Ended April 30,		Year Ended October 31,				March 30, 2011(a) through October 31,
	2016(b)		2015(b)	2014(b)	2013(b)	2012(b)	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.30		$7.98	$8.71	$9.66	$9.37	$10.00
Income (loss) from investment operations:
Net investment income	.16		.39	.51	.58	.47	.29
Net realized and unrealized gain (loss) on investment transactions	.34		(1.63)	(.69)	(.86)	.37	(.59)
Total from investment operations	.50		(1.24)	(.18)	(.28)	.84	(.30)
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.09)	(.09)	(.32)	(.55)	(.12)
Distributions from net realized gains	-		-	-	(.05)	-	-
Tax return of capital	-		(.35)	(.46)	(.30)	-	(.21)
Total dividends and distributions	(.18)		(.44)	(.55)	(.67)	(.55)	(.33)
Net asset value, end of period	$6.62		$6.30	$7.98	$8.71	$9.66	$9.37
Total Return(c):	8.19%		(15.94)%	(1.97)%	(3.06)%	9.31%	(3.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$1		$1	$1	$1	$1	$1
Average net assets (000)	$1		$1	$1	$1	$1	$1
Ratios to average net assets(d):
Expenses after advisory fee waivers and/or expense reimbursement	1.05%	(e)	1.05%	1.05%	1.05%	1.05%	1.05% (e)
Expenses before advisory fee waivers and/or expense reimbursement	2.17%	(e)	2.01%	1.69%	1.39%	1.71%	2.67% (e)
Net investment income	5.34%	(e)	5.60%	6.17%	6.22%	5.06%	4.98% (e)
Portfolio turnover rate	109%	(f)	101%	110%	102%	70%	60% (f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.
(d)	Does not include expenses of the underlying fund in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Emerging Markets Debt Local Currency Fund	53

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,				March 30, 2011(a) through October 31,
	2016(b)		2015(b)	2014(b)	2013(b)	2012(b)	2011
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$6.31		$7.98	$8.72	$9.66	$9.37	$10.00
Income (loss) from investment operations:
Net investment income	.16		.38	.51	.49	.47	.29
Net realized and unrealized gain (loss) on investment transactions	.33		(1.62)	(.70)	(.76)	.36	(.59)
Total from investment operations	.49		(1.24)	(.19)	(.27)	.83	(.30)
Less Dividends and Distributions:
Dividends from net investment income	(.18)		(.08)	(.09)	(.32)	(.54)	(.12)
Distributions from net realized gains	-		-	-	(.05)	-	-
Tax return of capital	-		(.35)	(.46)	(.30)	-	(.21)
Total dividends and distributions	(.18)		(.43)	(.55)	(.67)	(.54)	(.33)
Net asset value, end of period	$6.62		$6.31	$7.98	$8.72	$9.66	$9.37
Total Return(c):	8.03%		(15.90)%	(2.12)%	(2.98)%	9.21%	(3.14)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$27,538		$24,821	$28,578	$31,330	$33,559	$26,532
Average net assets (000)	$24,373		$25,969	$30,288	$35,341	$30,441	$25,697
Ratios to average net assets(d):
Expenses after advisory fee waivers and/or expense reimbursement	1.05%	(e)	1.05%	1.05%	1.05%	1.05%	1.05% (e)
Expenses before advisory fee waivers and/or expense reimbursement	2.18%	(e)	2.11%	1.82%	1.49%	1.81%	2.72% (e)
Net investment income	5.32%	(e)	5.50%	6.14%	5.25%	4.96%	4.99% (e)
Portfolio turnover rate	109%	(f)	101%	110%	102%	70%	60% (f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of the reporting period, and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform to generally accepted accounting principles. Total return for a period less than a full year is not annualized.
(d)	Does not include expenses of the underlying fund in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

54

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Prudential Fixed Income	655 Broad Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Emerging Markets Debt Local Currency Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL EMERGING MARKETS DEBT LOCAL CURRENCY FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	EMDAX	EMDCX	EMDQX	EMDZX
CUSIP	743969750	743969743	743969735	743969727

MF212E2    0293031-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential Jennison Emerging Markets Equity Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Emerging Markets Equity Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Emerging Markets Equity Fund

June 15, 2016

Prudential Jennison Emerging Markets Equity Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Since Inception (%)
Class A	–2.95	–14.84	–14.50 (9/16/14)
Class C	–3.32	–15.50	–15.50 (9/16/14)
Class Q	–2.83	–14.71	–14.16 (9/16/14)
Class Z	–2.72	–14.71	–14.20 (9/16/14)
MSCI Emerging Markets Index	–0.13	–17.87	–13.64
Lipper Emerging Markets Funds Average	–0.20	–15.53	–14.30

Average Annual Total Returns (With Sales Charges) as of 3/31/16
	One Year (%)	Since Inception (%)
Class A	–17.66	–12.59 (9/16/14)
Class C	–14.29	–9.94 (9/16/14)
Class Q	–12.65	–9.09 (9/16/14)
Class Z	–12.65	–9.12 (9/16/14)
MSCI Emerging Markets Index	–12.03	–9.64
Lipper Emerging Markets Funds Average	–11.58	–10.58

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

Benchmark Definitions

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets Index consists of the following 23 emerging market country indexes: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates.

Lipper Emerging Markets Funds Average—The Lipper Emerging Markets Funds Average (Lipper Average) includes funds that seek long-term capital appreciation by investing at least 65% of total assets in emerging market equity securities, where “emerging market” is defined by a country’s GNP per capita or other economic measures.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Jennison Emerging Markets Equity Fund	5

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/16 (%)
Tencent Holdings Ltd., Internet Software & Services	7.3
Alibaba Group Holding Ltd., ADR, Internet Software & Services	5.0
Ctrip.com International Ltd., ADR, Internet & Catalog Retail	4.5
Universal Robina Corp., Food Products	3.6
MercadoLibre, Inc., Internet Software & Services	3.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/16 (%)
Internet Software & Services	21.3
Automobiles	7.3
Internet & Catalog Retail	7.2
Biotechnology	7.1
Food Products	5.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Jennison Emerging Markets Equity Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Emerging Markets Equity Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$970.50	1.45%	$7.10
	Hypothetical	$1,000.00	$1,017.65	1.45%	$7.27
Class C	Actual	$1,000.00	$966.80	2.20%	$10.76
	Hypothetical	$1,000.00	$1,013.92	2.20%	$11.02
Class Q	Actual	$1,000.00	$971.70	1.20%	$5.88
	Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02
Class Z	Actual	$1,000.00	$972.80	1.20%	$5.89
	Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	4.20	1.45
C	4.87	2.20
Q	3.25	1.20
Z	3.85	1.20

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

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Portfolio of Investments (unaudited)

as of April 30, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.2%

COMMON STOCKS 87.8%

Argentina 3.4%
MercadoLibre, Inc.	2,701	$337,328

Brazil 6.2%
BM&FBovespa SA - Bolsa de Valores Mercadorias e Futuros	36,677	182,572
Cia de Saneamento Basico do Estado de Sao Paulo	25,118	192,151
Raia Drogasil SA	14,719	237,609

		612,332

China 29.2%
58.Com, Inc., ADR*	6,034	329,758
Alibaba Group Holding Ltd., ADR*	6,389	491,570
Baidu, Inc., ADR*	1,172	227,720
China Biologic Products, Inc.*	2,397	280,449
China Machinery Engineering Corp. (Class H Stock)	176,000	119,574
Ctrip.com International Ltd., ADR*	10,227	445,999
JD.com, Inc., ADR*	10,510	268,635
Tencent Holdings Ltd.	35,447	721,287

		2,884,992

Hong Kong 4.4%
Guotai Junan International Holdings Ltd.	605,220	201,511
Sands China Ltd.	65,672	233,969

		435,480

India 1.8%
HDFC Bank Ltd., ADR	2,903	182,512

Indonesia 6.8%
Astra International Tbk PT	518,201	262,964
Matahari Department Store Tbk PT	188,392	270,128
Mitra Keluarga Karyasehat Tbk PT	672,510	135,120

		668,212

Malaysia 2.0%
IHH Healthcare Bhd	118,829	199,240

Mexico 4.4%
Alsea SAB de CV	56,349	216,001
Grupo Aeroportuario Del Centro Norte SAB de CV	37,157	215,452

		431,453

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	9

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Philippines 5.2%
Ayala Land, Inc.	213,910	$157,828
Universal Robina Corp.	79,713	353,975

		511,803

South Africa 2.3%
Aspen Pharmacare Holdings Ltd.*	5,276	123,885
Mr. Price Group Ltd.	7,856	99,402

		223,287

South Korea 9.1%
Amorepacific Corp.	851	303,500
Celltrion, Inc.*	1,900	167,168
Medy-Tox, Inc.	671	248,045
Osstem Implant Co. Ltd.*	2,886	180,709

		899,422

Taiwan 3.3%
Hota Industrial Manufacturing Co. Ltd.	25,000	120,144
Largan Precision Co. Ltd.	3,000	209,412

		329,556

Thailand 5.3%
Airports of Thailand PCL	11,797	132,391
Bangkok Dusit Medical Services PCL	272,797	185,696
CP ALL PCL	159,216	208,535

		526,622

Turkey 4.4%
Tofas Turk Otomobil Fabrikasi A/S	33,044	261,429
Ulker Biskuvi Sanayi A/S	21,890	174,294

		435,723
TOTAL COMMON STOCKS (cost $8,383,324)		8,677,962

	Units

PARTICIPATORY NOTES† 10.4%

India
Ashok Leyland Ltd., expiring 10/29/17 144A(a)	166,555	267,731
Asian Paints Ltd., expiring 05/31/18 144A(a)	12,586	164,097
Dish TV India Ltd., expiring 08/04/16, RegS 144A*(a)	78,923	107,504
Eicher Motors Ltd., expiring 08/27/18 144A(a)	590	177,915

See Notes to Financial Statements.

10

Description	Units	Value (Note 1)
PARTICIPATORY NOTES† (Continued)

India (cont’d.)
Lupin Ltd., expiring 10/29/17 144A(a)	4,496	$108,763
Maruti Suzuki India Ltd., expiring 12/8/20 144A(a)	3,441	196,529

TOTAL PARTICIPATORY NOTES (cost $1,000,376)		1,022,539

TOTAL LONG-TERM INVESTMENTS (cost $9,383,700)		9,700,501

	Shares

SHORT-TERM INVESTMENT 1.5%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $152,946) (Note 3)(b)	152,946	152,946

TOTAL INVESTMENTS 99.7% (cost $9,536,646) (Note 5)		9,853,447
Other assets in excess of liabilities 0.3%		25,323

NET ASSETS 100.0%		$9,878,770

The following abbreviations are used in the semiannual report:

OTC—Over-the-counter

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

RegS—Regulation S. Security was purchased pursuant to Regulation S and may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

ADR—American Depositary Receipt

L1—Level 1

L2—Level 2

†	Participatory notes represented 10.4% of net assets, of which the Series attributed 3.5% to Bank of America, 3.8% to Goldman Sachs & Co., and 3.1% to JPMorgan Chase as counterparties to the securities.
*	Non-income producing security.
(a)	Indicates a security or securities that have been deemed illiquid.
(b)	Prudential Investments LLC, the manager of the Series also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$337,328	$—	$—
Brazil	612,332	—	—
China	2,044,131	840,861	—
Hong Kong	—	435,480	—
India	182,512	—	—
Indonesia	—	668,212	—
Malaysia	199,240	—	—
Mexico	431,453	—	—
Philippines	—	511,803	—
South Africa	—	223,287	—
South Korea	—	899,422	—
Taiwan	—	329,556	—
Thailand	340,926	185,696	—
Turkey	—	435,723	—
Participatory Notes
India	—	1,022,539	—
Affiliated Mutual Fund	152,946	—	—

Total	$4,300,868	$5,552,579	$—

It is the Series’ policy to recognize transfers in and transfers out at the fair value as of the beginning of period. At the reporting period end, securities transferred levels as follows:

Investment in Securities	Amount Transferred	Level Transfer	Logic
Common Stocks	$120,630	L1 to L2	Official Close to Model Price
Common Stocks	$174,615	L2 to L1	Model Price to Official Close

See Notes to Financial Statements.

12

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2016 were as follows:

Internet Software & Services	21.3%
Automobiles	7.3
Internet & Catalog Retail	7.2
Biotechnology	7.1
Food Products	5.4
Health Care Providers & Services	5.3
Hotels, Restaurants & Leisure	4.6
Food & Staples Retailing	4.5
Machinery	4.5
Transportation Infrastructure	3.5
Personal Products	3.1
Multiline Retail	2.7
Pharmaceuticals	2.4
Electronic Equipment, Instruments & Components	2.1
Capital Markets	2.0
Water Utilities	1.9%
Diversified Financial Services	1.9
Banks	1.8
Health Care Equipment & Supplies	1.8
Chemicals	1.7
Real Estate Management & Development	1.6
Affiliated Mutual Fund	1.5
Auto Components	1.2
Construction & Engineering	1.2
Media	1.1
Specialty Retail	1.0

99.7
Other assets in excess of liabilities	0.3

100.0%

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	13

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value:
Unaffiliated investments (cost $9,383,700)	$9,700,501
Affiliated investments (cost $152,946)	152,946
Receivable for investments sold	174,202
Dividends receivable	13,886
Due from Manager	7,402
Receivable for Series shares sold	2,489
Prepaid expenses	207

Total assets	10,051,633

Liabilities
Payable for investments purchased	119,615
Accrued expenses and other liabilities	49,879
Payable for Series shares reacquired	2,407
Distribution fee payable	655
Affiliated transfer agent fee payable	307

Total liabilities	172,863

Net Assets	$9,878,770

Net assets were comprised of:
Common stock, at par	$11,527
Paid-in capital in excess of par	11,403,002

11,414,529
Accumulated net investment loss	(49,879)
Accumulated net realized loss on investment and foreign currency transactions	(1,802,952)
Net unrealized appreciation on investments and foreign currencies	317,072

Net assets, April 30, 2016	$9,878,770

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share,
($555,815 ÷ 65,008 shares of common stock issued and outstanding)	$8.55
Maximum sales charge (5.50% of offering price)	0.50

Maximum offering price to public	$9.05

Class C
Net asset value, offering price and redemption price per share,
($668,084 ÷ 79,045 shares of common stock issued and outstanding)	$8.45

Class Q
Net asset value, offering price and redemption price per share,
($8,593,898 ÷ 1,001,515 shares of common stock issued and outstanding)	$8.58

Class Z
Net asset value, offering price and redemption price per share,
($60,973 ÷ 7,108 shares of common stock issued and outstanding)	$8.58

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Loss
Income
Unaffiliated dividend income (net of foreign withholding taxes of $5,225)	$34,881
Affiliated dividend income	521

Total income	35,402

Expenses
Management fee	49,434
Distribution fee—Class A	545
Distribution fee—Class C	3,194
Custodian and accounting fees	30,000
Registration fees	28,000
Audit fee	15,000
Shareholders’ reports	10,000
Legal fees and expenses	8,000
Directors’ fees	5,000
Transfer agent’s fees and expenses (including affiliated expense of $900)	3,000
Miscellaneous	7,797

Total expenses	159,970
Less: Management fee waiver and/or expense reimbursement	(99,736)
Distribution fee waiver—Class A	(91)

Net expenses	60,143

Net investment loss	(24,741)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(719,289)
Foreign currency transactions	(4,125)

(723,414)

Net change in unrealized appreciation (depreciation) on:
Investments	469,507
Foreign currencies	337

469,844

Net loss on investment and foreign currency transactions	(253,570)

Net Decrease In Net Assets Resulting From Operations	$(278,311)

See Notes to Financial Statements.

16

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(24,741)	$(48,688)
Net realized loss on investment and foreign currency transactions	(723,414)	(1,035,669)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	469,844	(298,727)

Net decrease in net assets resulting from operations	(278,311)	(1,383,084)

Dividends from net investment income (Note 1)
Class Q	—	(5,005)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	392,071	955,438
Net asset value of shares issued in reinvestment of dividends	—	5,005
Cost of shares reacquired	(108,170)	(328,954)

Net increase in net assets from Series share transactions	283,901	631,489

Total increase (decrease)	5,590	(756,600)

Net Assets:
Beginning of period	9,873,180	10,629,780

End of period	$9,878,770	$9,873,180

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	17

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”), is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Fund currently consists of six series: Prudential Jennison Emerging Markets Equity Fund, (the “Series”), Prudential Jennison Global Infrastructure Fund, Prudential QMA International Equity Fund, Prudential Emerging Markets Debt Local Currency Fund, Prudential Jennison Global Opportunities Fund and Prudential Jennison International Opportunities Fund. These financial statements relate to Prudential Jennison Emerging Markets Equity Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on September 16, 2014. The investment objective of the Series is to seek long-term growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund and the Series consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security

18

principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on a foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. Such securities are valued using model prices to the extent that the valuation meets the established confidence level for each security. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Emerging Markets Equity Fund	19

Notes to Financial Statements (unaudited) (continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) Purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations: such amounts are included in net realized gain (loss) on foreign currency transactions.

20

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the holding of foreign currencies, forward currency contracts disposition of foreign currencies, currency gains (losses) realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Participatory Notes/Warrants: The Series may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-Notes”). The Series may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counter-party risk, beyond those normally associated with a direct investment in the underlying security. The Series must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of a P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of the governmental supervision and regulation of foreign securities markets.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Series until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board’s approved fair valuation procedures.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately

Prudential Jennison Emerging Markets Equity Fund	21

Notes to Financial Statements (unaudited) (continued)

the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss, (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions of net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net income and capital gains, if any, to shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

22

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with Prudential Investments LLC (“PI”). Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses. Prior to January 4, 2016, PGIM, Inc. was known as Prudential Investment Management, Inc. (“PIM”).

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of 1.05% of the Series’ average daily net assets up to $5 billion and 1.025% of the Series’ average daily net assets in excess of $5 billion. For the six months ended April 30, 2016, the effective management fee rate before any waivers and/or expense reimbursement was 1.05% and the waivers and/or expense reimbursements exceeded the effective management fee rate.

Prior to October 1, 2015, the management fee was accrued daily and paid monthly at an annual rate of 1.05% of the Series’ average daily net assets.

Effective October 1, 2015, PI has contractually agreed to limit net annual Series’ operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) of each class of shares to 1.20% of the Series’ average daily net assets through February 28, 2017. Prior to October 1, 2015, PI contractually agreed to limit net annual Fund operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses such as taxes, interest and brokerage commissions) of each class of shares to 1.30% of the Series’ average daily net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q shares and Class Z shares of the Series. Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fee to .25% of the average daily net assets of the Class A shares through February 28, 2017.

Prudential Jennison Emerging Markets Equity Fund	23

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Series that it received $9,412 in front-end sales charges resulting from sales of Class A shares, during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2016, they did not receive any contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PGIM, Inc., PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly- owned subsidiary of Prudential, serves as the Series’ transfer agent. The Transfer agent’s fees and expenses in the Statement of Operations also include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Series invests in the Prudential Core Ultra Short Bond Fund (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2 registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of investment securities, other than short-term investments, for the six months ended April 30, 2016 were $2,791,188 and $2,401,692, respectively.

24

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2016 were as follows:

Tax Basis	$9,536,646

Appreciation	945,210
Depreciation	(628,409)

Net Unrealized Appreciation	$316,801

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2015 of approximately $1,080,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%, including investors who purchase their shares through broker- dealers affiliated with Prudential. The Class A CDSC is waived for purchases by certain retirement or benefit plans. Class C shares are sold with a CDSC of 1% during the first 12 months from the date of purchase. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

At April 30, 2016, Prudential, through its affiliates, owned 1,000 shares of Class A, 1,000 shares of Class C, 1,001,515 shares of Class Q and 1,000 shares of Class Z.

Prudential Jennison Emerging Markets Equity Fund	25

Notes to Financial Statements (unaudited) (continued)

There are 865 million authorized shares of $.01 par value common stock, divided into four classes, designated Class A, Class C, Class Q and Class Z common stock, each of which consists of 250 million, 65 million, 250 million and 300 million authorized shares, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	41,267	$353,799
Shares reacquired	(9,197)	(80,296)

Net Increase (decrease) in shares outstanding before conversion	32,070	273,503
Shares reacquired upon conversion into other share class(es)	(2,403)	(21,648)

Net Increase (decrease) in shares outstanding	29,667	$251,855

Year ended October 31, 2015:
Shares sold	62,926	$591,480
Shares reacquired	(25,927)	(245,166)

Net Increase (decrease) in shares outstanding before conversion	36,999	346,314
Shares reacquired upon conversion into other share class(es)	(3,444)	(28,723)

Net Increase (decrease) in shares outstanding	33,555	$317,591

Class C
Six months ended April 30, 2016:
Shares sold	4,305	$35,198
Shares reacquired	(1,037)	(9,014)

Net Increase (decrease) in shares outstanding	3,268	$26,184

Year ended October 31, 2015:
Shares sold	31,697	$309,514
Shares reacquired	(5,597)	(50,302)

Net Increase (decrease) in shares outstanding	26,100	$259,212

Class Q
Six months ended April 30, 2016:
Shares issued in reinvestment of dividends and distributions	—	$—

Net Increase (decrease) in shares outstanding	—	$—

Year ended October 31, 2015:
Shares sold	515	$5,005

Net Increase (decrease) in shares outstanding	515	$5,005

26

Class Z	Shares	Amount
Six months ended April 30, 2016:
Shares sold	365	$3,074
Shares reacquired	(2,439)	(18,860)

Net Increase (decrease) in shares outstanding before conversion	(2,074)	(15,786)
Shares issued upon conversion from other share class(es)	2,400	21,648

Net Increase (decrease) in shares outstanding	326	$5,862

Year ended October 31, 2015:
Shares sold	6,334	$54,444
Shares reacquired	(3,988)	(33,486)

Net Increase (decrease) in shares outstanding	2,346	20,958
Shares issued upon conversion from other share class(es)	3,436	28,723

Net Increase (decrease) in shares outstanding	5,782	$49,681

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series did not utilize the SCA during the six months ended April 30, 2016.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has been determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the

Prudential Jennison Emerging Markets Equity Fund	27

Notes to Financial Statements (unaudited) (continued)

recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications. of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

28

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	September 16, 2014(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$8.81		$10.09	$10.00
Income (loss) from investment operations:
Net investment loss	(.02)		(.04)	(.01)
Net realized and unrealized gain (loss) on investments	(.24)		(1.24)	.10
Total from investment operations	(0.26)		(1.28)	.09
Net asset value, end of period	$8.55		$8.81	$10.09
Total Return(a)	(2.95)%		(12.69)%	.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$556		$311	$18
Average net assets (000)	$366		$208	$15
Ratios to average net assets(d):
Expenses after waiver and/or expense reimbursement	1.45%	(e)	1.54%	1.55%	(e)
Expenses before waiver and/or expense reimbursement	4.20%	(e)	3.40%	14.06%	(e)
Net investment loss	(.59)%	(e)	(.48)%	(.93)%	(e)
Portfolio turnover rate	26%	(f)	67%	15%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	29

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	September 16, 2014(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$8.74		$10.08	$10.00
Income (loss) from investment operations:
Net investment loss	(.06)		(.13)	(.02)
Net realized and unrealized gain (loss) on investments	(.23)		(1.21)	.10
Total from investment operations	(.29)		(1.34)	.08
Net asset value, end of period	$8.45		$8.74	$10.08
Total Return(a)	(3.32)%		(13.29)%	.80%

Ratios/Supplemental Data:
Net assets, end of period (000)	$668		$662	$501
Average net assets (000)	$642		$699	$296
Ratios to average net assets(d):
Expenses after waiver and/or expense reimbursement	2.20%	(e)	2.29%	2.30%	(e)
Expenses before waiver and/or expense reimbursement	4.87%	(e)	4.12%	15.19%	(e)
Net investment loss	(1.44)%	(e)	(1.36)%	(1.79)%	(e)
Portfolio turnover rate	26%	(f)	67%	15%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

30

Class Q Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	September 16, 2014(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$8.83		$10.09	$10.00
Income (loss) from investment operations:
Net investment loss	(.02)		(.04)	(.01)
Net realized and unrealized gain (loss) on investments	(.23)		(1.21)	.10
Total from investment operations	(.25)		(1.25)	.09
Less Dividends:
Dividends from net investment income	-		(.01)	-
Net asset value, end of period	$8.58		$8.83	$10.09
Total Return(a)	(2.83)%		(12.44)%	.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,594		$8,840	$10,101
Average net assets (000)	$8,391		$9,518	$9,785
Ratios to average net assets(d):
Expenses after waiver and/or expense reimbursement	1.20%	(e)	1.29%	1.30%	(e)
Expenses before waiver and/or expense reimbursement	3.25%	(e)	2.91%	13.37%	(e)
Net investment loss	(.45)%	(e)	(.40)%	(.68)%	(e)
Portfolio turnover rate	26%	(f)	67%	15%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Emerging Markets Equity Fund	31

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30, 2016		Year Ended October 31, 2015	September 16, 2014(b) through October 31, 2014
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$8.82		$10.09	$10.00
Income (loss) from investment operations:
Net investment loss	(.02)		(.04)	(.01)
Net realized and unrealized gain on investments	(.22)		(1.23)	.10
Total from investment operations	(.24)		(1.27)	.09
Net asset value, end of period	$8.58		$8.82	$10.09
Total Return(a)	(2.72)%		(12.59)%	.90%

Ratios/Supplemental Data:
Net assets, end of period (000)	$61		$60	$10
Average net assets (000)	$69		$17	$10
Ratios to average net assets(d):
Expenses after waiver and/or expense reimbursement	1.20%	(e)	1.29%	1.30%	(e)
Expenses before waiver and/or expense reimbursement	3.85%	(e)	3.48%	13.51%	(e)
Net investment loss	(.50)%	(e)	(.44)%	(.67)%	(e)
Portfolio turnover rate	26%	(f)	67%	15%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total investment return may reflect adjustments to conform with generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations
(c)	Calculated based on average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolios in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

32

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Chad A. Earnst, Chief Compliance Officer • Deborah A. Docs, Secretary • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, Prudential Jennison Emerging Markets Equity Fund, Prudential Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON EMERGING MARKETS EQUITY FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PDEAX	PDECX	PDEQX	PDEZX
CUSIP	743969644	743969636	743969628	743969610

MF225E2    0293008-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Jennison Global Opportunities Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: To seek long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Global Opportunities Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Global Opportunities Fund

June 15, 2016

Prudential Jennison Global Opportunities Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Since Inception (%)
Class A	–8.45	–6.10	43.10 (3/14/12)
Class C	–8.75	–6.79	38.70 (3/14/12)
Class Q	–8.30	–5.79	2.26 (12/22/14)
Class Z	–8.31	–5.86	44.60 (3/14/12)
MSCI ACWI ND Index	–0.94	–5.66	—
Lipper Global Multi-Cap Growth Funds Average	–3.21	–5.97	—

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Since Inception (%)
Class A		–10.11	7.98 (3/14/12)
Class C		–6.54	8.66 (3/14/12)
Class Q		–4.51	2.48 (12/22/14)
Class Z		–4.64	9.78 (3/14/12)
MSCI ACWI ND Index		–4.34	—
Lipper Global Multi-Cap Growth Funds Average		–5.38	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

Benchmark Definitions

MSCI ACWI ND Index—The Morgan Stanley Capital International All Country World Net Dividend Index (MSCI ACWI ND Index) is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The MSCI ACWI ND Index consists of 46 country indexes comprising 23 developed and 23 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. The ND version of the MSCI ACWI Index reflects the impact of the maximum withholding taxes on reinvested dividends. The cumulative total returns for the Index measured from the month-end closest to the inception date for Class A, Class C, and Class Z shares through 4/30/16 are 32.74% and –0.69% for Class Q shares. The average annual total return for the Index measured from the month-end closest to the inception date for Class A, Class C, and Class Z shares through 3/31/16 is 6.80% and –1.71% for Class Q shares.

Lipper Global Multi-Cap Growth Funds Average—The Lipper Global Multi-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Multi-Cap Growth Funds category for the periods noted. Funds in the Lipper Average are funds that, by portfolio practice, invest in a variety of market capitalization ranges without concentrating 75% of their equity assets in any one market capitalization range over an extended period of time. Global multi-cap growth funds typically have above-average characteristics compared to the MSCI World Index. The cumulative total returns for the Lipper Average

Prudential Jennison Global Opportunities Fund	5

Your Fund’s Performance (continued)

measured from the month-end closest to the inception date for Class A, Class C, and Class Z shares through 4/30/16 are 33.89% and –0.81% for Class Q shares. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class A, Class C, and Class Z shares through 3/31/16 is 7.11% and –1.22% for Class Q shares.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/16 (%)
Tencent Holdings Ltd., Internet Software & Services	6.4
Facebook, Inc. (Class A Stock), Internet Software & Services	5.5
MasterCard, Inc. (Class A Stock), IT Services	5.4
Amazon.com, Inc., Internet & Catalog Retail	4.7
Alphabet Inc. (Class A Stock), Internet Software & Services	4.4

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/16 (%)
Internet Software & Services	20.8
Internet & Catalog Retail	11.6
Textiles, Apparel & Luxury Goods	10.9
Specialty Retail	10.4
Pharmaceuticals	10.2

Industry weightings reflect long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Jennison Global Opportunities Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Global Opportunities Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$915.50	1.16%	$5.52
	Hypothetical	$1,000.00	$1,019.10	1.16%	$5.82
Class C	Actual	$1,000.00	$912.50	1.91%	$9.08
	Hypothetical	$1,000.00	$1,015.37	1.91%	$9.57
Class Q	Actual	$1,000.00	$917.00	0.84%	$4.00
	Hypothetical	$1,000.00	$1,020.69	0.84%	$4.22
Class Z	Actual	$1,000.00	$916.90	0.91%	$4.34
	Hypothetical	$1,000.00	$1,020.34	0.91%	$4.57

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.31	1.16
C	2.01	1.91
Q	0.94	0.84
Z	1.01	0.91

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison Global Opportunities Fund	9

Portfolio of Investments (unaudited)

as of April 30, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.1%

COMMON STOCKS

Argentina 1.8%
MercadoLibre, Inc.	44,084	$5,505,651

China 13.6%
Alibaba Group Holding Ltd., ADR*	107,883	8,300,518
Ctrip.com International Ltd., ADR*	179,214	7,815,523
JD.com, Inc., ADR*	218,675	5,589,333
Tencent Holdings Ltd.	957,281	19,479,056

		41,184,430

Denmark 2.6%
Novo Nordisk A/S (Class B Stock)	140,398	7,839,038

France 2.4%
Dassault Systemes SA	94,124	7,362,089

Germany 1.3%
adidas AG	29,598	3,818,675

Indonesia 1.8%
Astra International Tbk PT	10,623,747	5,391,073

Ireland 1.0%
Shire PLC	49,851	3,110,813

Italy 3.6%
Luxottica Group SpA	129,305	7,056,162
Moncler SpA	228,677	3,716,879

		10,773,041

Japan 4.5%
FANUC Corp.	19,354	2,859,012
Shionogi & Co. Ltd.	128,000	6,533,397
Sysmex Corp.	68,933	4,311,022

		13,703,431

Singapore 2.4%
Broadcom Ltd.	48,702	7,098,316

South Korea 2.3%
Amorepacific Corp.	19,863	7,083,930

Spain 6.8%
Amadeus IT Holding SA (Class A Stock)	169,554	7,731,762
Inditex SA	400,622	12,894,307

		20,626,069

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Thailand 1.9%
CP ALL PCL	4,418,600	$5,776,996

United Kingdom 3.1%
Atlassian Corp. PLC (Class A Stock)*	127,883	2,963,049
St. James’s Place PLC	503,720	6,394,087

		9,357,136

United States 49.0%
Allergan PLC*	20,274	4,390,537
Alphabet Inc. (Class A Stock)*	18,744	13,268,503
Amazon.com, Inc.*	21,487	14,172,610
Apple, Inc.	77,918	7,304,033
BioMarin Pharmaceutical, Inc.*	59,175	5,010,939
Bristol-Myers Squibb Co.	127,105	9,174,439
Celgene Corp.*	35,247	3,644,892
Facebook, Inc. (Class A Stock)*	141,789	16,671,551
Home Depot, Inc. (The)	93,730	12,549,510
MasterCard, Inc. (Class A Stock)	167,504	16,246,213
Netflix, Inc.*	80,982	7,290,809
NIKE, Inc. (Class B Stock)	210,612	12,413,471
Palo Alto Networks, Inc.*	17,868	2,695,745
Regeneron Pharmaceuticals, Inc.*	7,024	2,646,011
Starbucks Corp.	48,536	2,729,179
Tesla Motors, Inc.*	26,080	6,279,021
TJX Cos., Inc. (The)	81,480	6,177,814
Under Armour, Inc. (Class A Stock)*	87,487	3,844,179
Under Armour, Inc. (Class C Stock)*	44,556	1,817,885

		148,327,341

TOTAL LONG-TERM INVESTMENTS (cost $284,890,602)		296,958,029

SHORT-TERM INVESTMENT 0.5%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,464,200)(Note 3)(a)	1,464,200	1,464,200

TOTAL INVESTMENTS 98.6% (cost $286,354,802)(Note 5)		298,422,229
Other assets in excess of liabilities 1.4%		4,267,677

NET ASSETS 100.0%		$302,689,906

See Notes to Financial Statements.

12

The following abbreviations are used in the semiannual report:

ADR—American Depositary Receipt

OTC—Over-the-counter

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$5,505,651	$—	$—
China	21,705,374	19,479,056	—
Denmark	—	7,839,038	—
France	—	7,362,089	—
Germany	—	3,818,675	—
Indonesia	—	5,391,073	—
Ireland	—	3,110,813	—
Italy	—	10,773,041	—
Japan	—	13,703,431	—
Singapore	7,098,316	—	—
South Korea	—	7,083,930	—
Spain	—	20,626,069	—
Thailand	—	5,776,996	—
United Kingdom	2,963,049	6,394,087	—
United States	148,327,341	—	—
Affiliated Mutual Fund	1,464,200	—	—

Total	$187,063,931	$111,358,298	$—

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	13

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2016 were as follows:

Internet Software & Services	20.8%
Internet & Catalog Retail	11.6
Textiles, Apparel & Luxury Goods	10.9
Specialty Retail	10.4
Pharmaceuticals	10.2
IT Services	7.9
Automobiles	3.9
Biotechnology	3.8
Software	3.4
Technology Hardware, Storage & Peripherals	2.4
Semiconductors & Semiconductor Equipment	2.4
Personal Products	2.3%
Insurance	2.1
Food & Staples Retailing	1.9
Health Care Equipment & Supplies	1.4
Machinery	0.9
Hotels, Restaurants & Leisure	0.9
Communications Equipment	0.9
Affiliated Mutual Fund	0.5

98.6
Other assets in excess of liabilities	1.4

100.0%

See Notes to Financial Statements.

14

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	April 30, 2016

Prudential Jennison Global Opportunities Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value:
Unaffiliated investments (cost $284,890,602)	$296,958,029
Affiliated investments (cost $1,464,200)	1,464,200
Receivable for investments sold	9,465,929
Receivable for Series shares sold	1,237,187
Dividends receivable	506,249
Tax reclaim receivable	50,421
Prepaid expenses and other assets	367

Total Assets	309,682,382

Liabilities
Payable for investments purchased	5,383,315
Payable for Series shares reacquired	1,342,343
Management fee payable	183,218
Distribution fee payable	66,174
Affiliated transfer agent fee payable	10,215
Accrued expenses and other liabilities	7,211

Total Liabilities	6,992,476

Net Assets	$302,689,906

Net assets were comprised of:
Common stock, at par	$211,663
Paid-in capital in excess of par	314,100,946

314,312,609
Accumulated net investment loss	(965,733)
Accumulated net realized loss on investment and foreign currency transactions	(22,737,267)
Net unrealized appreciation on investments and foreign currencies	12,080,297

Net assets, April 30, 2016	$302,689,906

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($107,903,525 ÷ 7,539,107 shares of common stock issued and outstanding)	$14.31
Maximum sales charge (5.50% of offering price)	0.83

Maximum offering price to public	$15.14

Class C
Net asset value, offering price and redemption price per share ($52,229,019 ÷ 3,766,160 shares of common stock issued and outstanding)	$13.87

Class Q
Net asset value, offering price and redemption price per share ($8,158,768 ÷ 563,911 shares of common stock issued and outstanding)	$14.47

Class Z
Net asset value, offering price and redemption price per share ($134,398,594 ÷ 9,297,135 shares of common stock issued and outstanding)	$14.46

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $91,880)	$1,220,973
Affiliated dividend income	13,271

Total income	1,234,244

Expenses
Management fee	1,215,637
Distribution fee—Class A	151,500
Distribution fee—Class C	232,033
Transfer agent’s fees and expenses (including affiliated expense of $29,300)	102,000
Custodian and accounting fees	78,000
Registration fees	40,000
Audit fee	14,000
Shareholders’ reports	11,000
Legal fees and expenses	10,000
Directors’ fees	7,000
Insurance expenses	1,000
Loan interest expense	257
Miscellaneous	8,737

Total expenses	1,871,164
Less: Expense reimbursement	(147,660)
Distribution fee waiver—Class A	(25,244)

Net expenses	1,698,260

Net investment loss	(464,016)

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(19,489,717)
Foreign currency transactions	(1,581)

(19,491,298)

Net change in unrealized appreciation (depreciation) on:
Investments	(10,549,334)
Foreign currencies	17,365

(10,531,969)

Net loss on investment and foreign currency transactions	(30,023,267)

Net Decrease In Net Assets Resulting From Operations	$(30,487,283)

See Notes to Financial Statements.

18

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment loss	$(464,016)	$(585,924)
Net realized loss on investment and foreign currency transactions	(19,491,298)	(2,115,700)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(10,531,969)	10,587,386

Net increase (decrease) in net assets resulting from operations	(30,487,283)	7,885,762

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	238,244,971	166,549,415
Cost of shares reacquired	(110,910,378)	(28,969,945)

Net increase in net assets from Series share transactions	127,334,593	137,579,470

Total increase	96,847,310	145,465,232

Net Assets:
Beginning of period	205,842,596	60,377,364

End of period	$302,689,906	$205,842,596

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	19

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”) and currently consists of six series: Prudential Jennison Global Opportunities Fund (the “Series”), Prudential Jennison Global Infrastructure Fund, Prudential QMA International Equity Fund, Prudential Jennison International Opportunities Fund, Prudential Jennison Emerging Markets Equity Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to Prudential Jennison Global Opportunities Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on March 14, 2012. The investment objective of the Series is to seek long-term growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund and the Series consistently follow such policies in the preparation of their financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 pm Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing

20

price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Global Opportunities Fund	21

Notes to Financial Statements (unaudited) (continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Series may hold up to 15% of its net assets illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

22

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gain (loss) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of unrealized appreciation (depreciation) on foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Prudential Jennison Global Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

Effective July 1, 2015, the management fee paid to PI is accrued daily and payable monthly at an annual rate of .825% of the Series’ average daily net assets up to $1 billion and .80% of such assets in excess of $1 billion. Prior to July 1, 2015, the management fee paid to PI was accrued daily and payable monthly at an annual rate of .90% of the Series’ average daily net assets. The effective management fee rate before any waivers and/or expense reimbursement was .825% for the six months ended April 30, 2016. The effective management fee rate net of waivers and/or expense reimbursement was .725%.

Effective July 1, 2015, PI has contractually agreed to limit net annual Series operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other

24

expenses, including taxes, interest, transfer agency expenses (including sub-transfer agency and networking fees), brokerage commissions and acquired fund fees and expenses) of each class of shares to .84% of the Series’ average daily net assets through February 28, 2017. Prior to July 1, 2015, PI had contractually agreed to limit net annual Series operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 1.35% of the Series’ average daily net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Series.

Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through February 28, 2017.

PIMS has advised the Series that it has received $510,998 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2016, it has received $13,845 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

Prudential Jennison Global Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

The Series invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2016 were $223,762,345 and $95,038,332, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2016 were as follows:

Tax Basis	$288,192,319

Appreciation	20,107,459
Depreciation	(9,877,549)

Net Unrealized Appreciation	$10,229,910

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2015 of approximately $1,408,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Series elected to treat certain late-year ordinary income losses of approximately $495,000 as having been incurred in the following fiscal year (October 31, 2016).

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

26

Note 6. Capital

The Series offers Class A, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of capital stock.

There are 675 million shares of common stock at $.01 par value per share, designated Class A, Class C, Class Q and Class Z common stock each of which consists of 150 million, 125 million, 200 million, and 200 million authorized shares, respectively.

As of April 30, 2016, Prudential through its affiliates, owned 707 Class Q shares of the Series.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	4,383,519	$66,178,509
Shares reacquired	(1,515,501)	(21,525,543)

Net increase (decrease) in shares outstanding before conversion	2,868,018	44,652,966
Shares issued upon conversion from other share class(es)	23,327	338,598
Shares reacquired upon conversion into other share class(es)	(89,412)	(1,315,903)

Net increase (decrease) in shares outstanding	2,801,933	$43,675,661

Year ended October 31, 2015:
Shares sold	4,298,012	$66,366,441
Shares reacquired	(766,765)	(11,329,060)

Net increase (decrease) in shares outstanding before conversion	3,531,247	55,037,381
Shares issued upon conversion from other share class(es)	6,271	97,035
Shares reacquired upon conversion into other share class(es)	(302,683)	(4,604,448)

Net increase (decrease) in shares outstanding	3,234,835	$50,529,968

Prudential Jennison Global Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

Class C	Shares	Amount
Six months ended April 30, 2016:
Shares sold	2,417,582	$35,695,484
Shares reacquired	(547,632)	(7,533,218)

Net increase (decrease) in shares outstanding before conversion	1,869,950	28,162,266
Shares reacquired upon conversion into other share class(es)	(10,374)	(156,699)

Net increase (decrease) in shares outstanding	1,859,576	$28,005,567

Year ended October 31, 2015:
Shares sold	1,607,386	$24,055,556
Shares reacquired	(105,939)	(1,539,083)

Net increase (decrease) in shares outstanding before conversion	1,501,447	22,516,473
Shares reacquired upon conversion into other share class(es)	(9,846)	(143,223)

Net increase (decrease) in shares outstanding	1,491,601	$22,373,250

Class Q
Six months ended April 30, 2016:
Shares sold	563,204	$9,000,000

Net increase (decrease) in shares outstanding	563,204	$9,000,000

Year ended October 31, 2015:
Shares sold	707	$10,000

Net increase (decrease) in shares outstanding	707	$10,000

Class Z
Six months ended April 30, 2016:
Shares sold	8,431,995	$127,370,978
Shares reacquired†	(5,729,649)	(81,851,617)

Net increase (decrease) in shares outstanding before conversion	2,702,346	45,519,361
Shares issued upon conversion from other share class(es)	98,588	1,472,602
Shares reacquired upon conversion into other share class(es)	(23,108)	(338,598)

Net increase (decrease) in shares outstanding	2,777,826	$46,653,365

Year ended October 31, 2015:
Shares sold	4,928,215	$76,117,418
Shares reacquired	(1,077,251)	(16,101,802)

Net increase (decrease) in shares outstanding before conversion	3,850,964	60,015,616
Shares issued upon conversion from other shares class(es)	309,766	4,747,671
Shares reacquired upon conversion into other share class(es)	(6,222)	(97,035)

Net increase (decrease) in shares outstanding	4,154,508	$64,666,252

†	Includes affiliated redemption of 1,169,182 shares with a value of $18,000,000 for Class Z shares.

28

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The commitment fee for the unused amount is accrued daily and paid quarterly.

The Series utilized the SCA during the six months ended April 30, 2016. The average daily balance for the 8 days the Series had loans outstanding during the period was $684,500, borrowed at a weighted average interest rate of 1.69%. The maximum loan outstanding amount during the period was $1,115,000. As of April 30, 2016, the Series did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Jennison Global Opportunities Fund	29

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,			March 14, 2012(a) through October 31,
	2016(b)		2015(b)	2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.63		$14.08	$12.94	$9.86	$10.00
Income (loss) from investment operations:
Net investment loss	(.02)		(.09)	(.11)	(.06)	(.02)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.30)		1.64	1.25	3.14	(.12)
Total from investment operations	(1.32)		1.55	1.14	3.08	(.14)
Net asset value, end of period	$14.31		$15.63	$14.08	$12.94	$9.86
Total Return(c):	(8.45)%		11.01%	8.81%	31.24%	(1.40)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$107,904		$74,049	$21,150	$10,035	$3,898
Average net assets (000)	$101,534		$36,635	$19,352	$4,982	$2,967
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.16%	(e)	1.38%	1.60%	1.60%	1.60%	(e)
Expenses before waivers and/or expense reimbursement	1.31%	(e)	1.56%	1.71%	2.19%	3.10%	(e)
Net investment loss	(.31)%	(e)	(.63)%	(.78)%	(.54)%	(.30)%	(e)
Portfolio turnover rate	33%	(f)	58%	68%	70%	48%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying fund in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

30

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,			March 14, 2012(a) through October 31,
	2016(b)		2015(b)	2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.20		$13.79	$12.77	$9.81	$10.00
Income (loss) from investment operations:
Net investment loss	(.07)		(.20)	(.21)	(.14)	(.06)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.26)		1.61	1.23	3.10	(.13)
Total from investment operations	(1.33)		1.41	1.02	2.96	(.19)
Net asset value, end of period	$13.87		$15.20	$13.79	$12.77	$9.81
Total Return(c):	(8.75)%		10.22%	7.99%	30.17%	(1.90)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$52,229		$28,982	$5,723	$1,659	$593
Average net assets (000)	$46,654		$11,330	$4,361	$950	$300
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.91%	(e)	2.12%	2.35%	2.35%	2.35%	(e)
Expenses before waivers and/or expense reimbursement	2.01%	(e)	2.27%	2.41%	2.89%	3.85%	(e)
Net investment loss	(1.06)%	(e)	(1.37)%	(1.54)%	(1.26)%	(.97)%	(e)
Portfolio turnover rate	33%	(f)	58%	68%	70%	48%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying fund in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	31

Financial Highlights (unaudited) (continued)

Class Q Shares
	Six Months Ended April 30, 2016		December 22, 2014(a) through October 31, 2015
Per Share Operating Performance(b):
Net Asset Value, Beginning Of Period	$15.78		$14.15
Income (loss) from investment operations:
Net investment income (loss)	-	(g)	(.03)
Net realized and unrealized gain on investment and foreign currency transactions	(1.31)		1.66
Total from investment operations	(1.31)		1.63
Net asset value, end of period	$14.47		$15.78
Total Return(c):	(8.30)%		11.52%

Ratios/Supplemental Data:
Net assets, end of period (000)	$8,159		$11
Average net assets (000)	$6,916		$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.84%	(e)	1.09%	(e)
Expenses before waivers and/or expense reimbursement	.94%	(e)	1.18%	(e)
Net investment income (loss)	.01%	(e)	(.27)%	(e)
Portfolio turnover rate	33%	(f)	58%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Series invests.
(e)	Annualized.
(f)	Not annualized.
(g)	Less than $.005 per share.

See Notes to Financial Statements.

32

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,			March 14, 2012(a) through October 31,
	2016(b)		2015(b)	2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$15.77		$14.17	$12.99	$9.87	$10.00
Income (loss) from investment operations:
Net investment loss	(.01)		(.06)	(.08)	(.03)	-	(e)
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.30)		1.66	1.26	3.15	(.13)
Total from investment operations	(1.31)		1.60	1.18	3.12	(.13)
Net asset value, end of period	$14.46		$15.77	$14.17	$12.99	$9.87
Total Return(c):	(8.31)%		11.29%	9.08%	31.61%	(1.30)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$134,399		$102,800	$33,504	$25,219	$15,002
Average net assets (000)	$141,175		$48,494	$30,965	$18,340	$14,655
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.91%	(f)	1.15%	1.35%	1.35%	1.35%	(f)
Expenses before waivers and/or expense reimbursement	1.01%	(f)	1.28%	1.42%	1.89%	2.72%	(f)
Net investment loss	(.09)%	(f)	(.41)%	(.56)%	(.25)%	(.03)%	(f)
Portfolio turnover rate	33%	(g)	58%	68%	70%	48%	(g)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying fund in which the Series invests.
(e)	Less than $.005 per share.
(f)	Annualized.
(g)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison Global Opportunities Fund	33

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Global Opportunities Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling
1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GLOBAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PRJAX	PRJCX	PRJQX	PRJZX
CUSIP	743969719	743969693	743969594	743969685

MF214E2    0293000-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

     Prudential Jennison International Opportunities Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: To seek long-term growth of capital

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison International Opportunities Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison International Opportunities Fund

June 15, 2016

Prudential Jennison International Opportunities Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Since Inception (%)
Class A	–6.11	–11.39	27.90 (6/5/12)
Class C	–6.50	–12.08	24.31 (6/5/12)
Class Q	N/A	N/A	–6.34 (12/23/15)
Class Z	–5.98	–11.17	29.19 (6/5/12)
MSCI All Country World ex-US Index	–1.75	–11.28	—
Lipper International Multi-Cap Growth Funds Average	–2.57	–8.23	—

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Since Inception (%)
Class A		–14.77	5.15 (6/5/12)
Class C		–11.29	5.95 (6/5/12)
Class Q		N/A	N/A (12/23/15)
Class Z		–9.53	7.00 (6/5/12)
MSCI All Country World ex-US Index		–9.19	—
Lipper International Multi-Cap Growth Funds Average		–5.91	—

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Q	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None	None

Benchmark Definitions

MSCI All Country World ex-US Index—The Morgan Stanley Capital International All Country World ex-US Index (MSCI ACWI ex-US Index) is an unmanaged free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the US. The MSCI ACWI ex-US Index consists of 45 country indexes comprising 22 developed and 23 emerging market country indexes. The developed market country indexes included are: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, and the United Kingdom. The emerging market country indexes included are: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and United Arab Emirates. The cumulative total returns for the MSCI ACWI ex-US Index measured from the month-end closest to the inception date for Class A, Class C, and Class Z shares through 4/30/16 are 28.70% and 2.25% for Class Q shares. The average annual total return for the MSCI ACWI ex-US Index measured from the month-end closest to the inception date for Class A, Class C, and Class Z shares through 3/31/16 is 6.08%. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Lipper International Multi-Cap Growth Funds Average—The Lipper International Multi-Cap Growth Funds Average (Lipper Average) is based on the average return of all funds in the Lipper International Multi-Cap Growth Funds category for the periods noted. Funds in the Lipper Average, by portfolio practice, invest in a

Prudential Jennison International Opportunities Fund	5

Your Fund’s Performance (continued)

variety of market-capitalization ranges without concentrating 75% of their equity assets in any one market-capitalization range over an extended period of time. International multi-cap growth funds typically have above-average characteristics compared to the MSCI EAFE Index. The cumulative total returns for the Lipper Average measured from the month-end closest to the inception date for Class A, Class C, and Class Z shares through 4/30/16 are 34.90% and -0.69% for Class Q shares. The average annual total return for the Lipper Average measured from the month-end closest to the inception date for Class A, Class C, and Class Z shares through 3/31/16 is 7.70%. Class Q shares have been in existence for less than one year and have no average annual total return performance information available.

Investors cannot invest directly in an index or average. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Averages reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Index and the Lipper Averages are measured from the closest month-end to the inception date for the indicated share class.

Five Largest Holdings expressed as a percentage of net assets as of 4/30/16 (%)
Tencent Holdings Ltd., Internet Software & Services	6.7
Dassault Systemes SA, Software	4.9
Industria de Diseno Textil SA, Specialty Retail	4.4
Ono Pharmaceutical Co. Ltd., Pharmaceuticals	3.3
adidas AG, Textiles, Apparel & Luxury Goods	3.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/16 (%)
Pharmaceuticals	14.0
Internet Software & Services	10.6
Textiles, Apparel & Luxury Goods	8.7
Auto Components	6.3
Software	5.8

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses

Prudential Jennison International Opportunities Fund	7

Fees and Expenses (continued)

paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison International Opportunities Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$938.90	1.14%	$5.50
	Hypothetical	$1,000.00	$1,019.19	1.14%	$5.72
Class C	Actual	$1,000.00	$935.00	1.89%	$9.09
	Hypothetical	$1,000.00	$1,015.47	1.89%	$9.47
Class Q	Actual**	$1,000.00	$936.60	0.84%	$2.87
	Hypothetical	$1,000.00	$1,020.69	0.84%	$4.22
Class Z	Actual	$1,000.00	$940.20	0.89%	$4.29
	Hypothetical	$1,000.00	$1,020.44	0.89%	$4.47

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

**“Actual” expenses are calculated using the 129 day period ended April 30, 2016 due to the class’s inception date of December 23, 2015.

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The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.67	1.14
C	2.37	1.89
Q	1.32	0.84
Z	1.37	0.89

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

Prudential Jennison International Opportunities Fund	9

Portfolio of Investments (unaudited)

as of April 30, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 97.5%

COMMON STOCKS 94.8%

Argentina 1.6%
MercadoLibre, Inc.	6,257	$781,437

China 12.9%
Alibaba Group Holding Ltd., ADR*	14,284	1,099,011
Ctrip.com International Ltd., ADR*	22,764	992,738
JD.com, Inc., ADR*	34,584	883,967
Tencent Holdings Ltd.	159,381	3,243,135

		6,218,851

Denmark 1.9%
Novo Nordisk A/S (Class B Stock)	16,580	925,734

France 8.2%
Dassault Systemes SA	30,122	2,356,050
JCDecaux SA	11,015	488,052
Valeo SA	6,999	1,110,179

		3,954,281

Germany 9.4%
adidas AG	11,938	1,540,217
Continental AG	4,808	1,058,791
Fresenius SE & Co. KGaA	17,567	1,280,961
KUKA AG	6,508	642,806

		4,522,775

Hong Kong 1.1%
Techtronic Industries Co. Ltd.	138,153	517,890

India 1.5%
HDFC Bank Ltd., ADR	11,495	722,691

Indonesia 2.4%
PT Astra International Tbk	1,748,203	887,134
PT Tower Bersama Infrastructure Tbk*	563,923	252,670
PT Tower Bersama Infrastructure Tbk, 144A*(a)	72,770	32,605

		1,172,409

Ireland 1.7%
Shire PLC	13,287	829,138

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Italy 7.1%
Anima Holding SpA	55,315	$392,851
Anima Holding SpA, 144A(a)	8,700	61,788
Brembo SpA	16,358	880,094
Luxottica Group SpA	21,812	1,190,279
Moncler SpA	54,771	890,239

		3,415,251

Japan 11.5%
FANUC Corp.	3,002	443,462
Ono Pharmaceutical Co. Ltd.	34,959	1,575,178
Pigeon Corp.	29,626	778,146
Santen Pharmaceutical Co. Ltd.	32,195	461,406
Shimano, Inc.	3,688	529,123
Shionogi & Co. Ltd.	20,510	1,046,875
Sysmex Corp.	11,573	723,767

		5,557,957

Jordan 1.6%
Hikma Pharmaceuticals PLC	23,794	767,136

Mexico 1.4%
Alsea SAB de CV	146,310	560,845
Alsea SAB de CV, 144A(a)	23,432	89,821

		650,666

Netherlands 1.5%
ASML Holding NV	7,299	705,494

Singapore 1.9%
Broadcom Ltd.	6,361	927,116

South Korea 2.7%
Amorepacific Corp.	3,588	1,279,622

Spain 7.3%
Amadeus IT Holding SA (Class A Stock)	30,741	1,401,808
Industria de Diseno Textil SA	66,342	2,135,265

		3,537,073

Sweden 4.3%
Assa Abloy AB (Class B Stock)	61,714	1,296,750
Hexagon AB (Class B Stock)	19,550	780,921

		2,077,671

See Notes to Financial Statements.

12

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

United Kingdom 11.3%
Aldermore Group PLC*	103,960	$285,835
Aldermore Group PLC, 144A*(a)	68,642	188,729
Atlassian Corp. PLC (Class A Stock)*	19,250	446,022
Hargreaves Lansdown PLC	44,554	838,840
ITV PLC	307,142	1,012,423
OneSavings Bank PLC	122,405	512,771
OneSavings Bank PLC, 144A(a)	30,999	129,859
St. James’s Place PLC	108,197	1,373,424
Worldpay Group PLC*	175,351	683,888

		5,471,791

United States 3.5%
Allergan PLC*	5,372	1,163,360
lululemon athletica, Inc.*	7,645	501,130

		1,664,490

TOTAL COMMON STOCKS (cost $41,441,123)		45,699,473

PARTICIPATORY NOTES† 2.7%

India
CS Bharti Infratel Ltd., expiring 06/18/20, Private Placement, 144A(a)	116,596	657,018
GS Maruti Suzuki India, expiring 07/29/16, Private Placement, 144A(a)	11,627	663,651

TOTAL PARTICIPATORY NOTES (cost $1,661,509)		1,320,669

TOTAL LONG-TERM INVESTMENTS (cost $43,102,632)		47,020,142

SHORT-TERM INVESTMENT 3.1%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $1,484,125)(Note 3)(b)	1,484,125	$1,484,125

TOTAL INVESTMENTS 100.6% (cost $44,586,757)(Note 5)		48,504,267
Liabilities in excess of other assets (0.6)%		(274,064)

NET ASSETS 100.0%		$48,230,203

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	13

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depositary Receipt

OTC—Over-the-counter

*	Non-income producing security.
†	Participatory notes represented 2.7% of net assets, of which the Series attributed 1.3% to Credit Suisse First Boston Corp. and 1.4% to Goldman Sachs & Co. as counterparties to the securities.
(a)	Indicates a security that has been deemed illiquid.
(b)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Argentina	$781,437	$—	$—
China	2,975,716	3,243,135	—
Denmark	—	925,734	—
France	—	3,954,281	—
Germany	—	4,522,775	—
Hong Kong	—	517,890	—
India	722,691	—	—
Indonesia	—	1,172,409	—
Ireland	—	829,138	—
Italy	—	3,415,251	—
Japan	—	5,557,957	—
Jordan	—	767,136	—
Mexico	560,845	89,821	—
Netherlands	—	705,494	—
Singapore	927,116	—	—

See Notes to Financial Statements.

14

	Level 1	Level 2	Level 3
Common Stocks (continued)
South Korea	$—	$1,279,622	$—
Spain	—	3,537,073	—
Sweden	—	2,077,671	—
United Kingdom	958,793	4,512,998	—
United States	1,664,490	—	—
Participatory Notes
India	—	1,320,669	—
Affiliated Mutual Fund	1,484,125	—	—

Total	$10,075,213	$38,429,054	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2016 were as follows:

Pharmaceuticals	14.0%
Internet Software & Services	10.6
Textiles, Apparel & Luxury Goods	8.7
Auto Components	6.3
Software	5.8
Specialty Retail	4.4
IT Services	4.3
Internet & Catalog Retail	3.9
Semiconductors & Semiconductor Equipment	3.4
Automobiles	3.2
Media	3.1
Affiliated Mutual Fund	3.1
Insurance	2.8
Building Products	2.7
Health Care Providers & Services	2.7
Personal Products	2.7
Capital Markets	2.6%
Banks	2.5
Machinery	2.2
Electronic Equipment, Instruments & Components	1.6
Household Products	1.6
Health Care Equipment & Supplies	1.5
Hotels, Restaurants & Leisure	1.4
Thrifts & Mortgage Finance	1.4
Diversified Telecommunication Services	1.3
Leisure Products	1.1
Household Durables	1.1
Wireless Telecommunication Services	0.6

100.6
Liabilities in excess of other assets	(0.6)

100.0%

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	15

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value:
Unaffiliated investments (cost $43,102,632)	$47,020,142
Affiliated investments (cost $1,484,125)	1,484,125
Foreign currency, at value (cost $5,514)	5,598
Receivable for investments sold	520,292
Dividends and interest receivable	171,784
Receivable for Series shares sold	135,176
Tax reclaim receivable	55,230
Prepaid expenses	246

Total assets	49,392,593

Liabilities
Payable for investments purchased	1,098,406
Payable for Series shares reacquired	29,907
Accrued expenses	20,904
Management fee payable	10,908
Distribution fee payable	1,543
Affiliated transfer agent fee payable	722

Total liabilities	1,162,390

Net Assets	$48,230,203

Net assets were comprised of:
Common stock, at par	$38,930
Paid-in capital in excess of par	47,783,870

47,822,800
Undistributed net investment income	46,821
Accumulated net realized loss on investment and foreign currency transactions	(3,558,535)
Net unrealized appreciation on investments and foreign currencies	3,919,117

Net assets, April 30, 2016	$48,230,203

See Notes to Financial Statements.

16

Class A
Net asset value and redemption price per share ($3,764,553 ÷ 306,350 shares of common stock issued and outstanding)	$12.29
Maximum sales charge (5.50% of offering price)	0.72

Maximum offering price to public	$13.01

Class C
Net asset value, offering price and redemption price per share ($863,326 ÷ 72,317 shares of common stock issued and outstanding)	$11.94

Class Q
Net asset value, offering price and redemption price per share ($24,427,662 ÷ 1,968,734 shares of common stock issued and outstanding)	$12.41

Class Z
Net asset value, offering price and redemption price per share ($19,174,662 ÷ 1,545,598 shares of common stock issued and outstanding)	$12.41

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	17

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $29,541)	$298,308
Affiliated dividend income	2,098

Total income	300,406

Expenses
Management fee	198,447
Distribution fee—Class A	5,705
Distribution fee—Class C	4,967
Custodian and accounting fees	47,000
Registration fees	25,000
Audit fee	14,000
Shareholders’ reports	10,000
Legal fees and expenses	9,000
Transfer agent’s fees and expenses (including affiliated expense of $3,700)	9,000
Directors’ fees	5,000
Loan interest expense	21
Miscellaneous	9,183

Total expenses	337,323
Less: Expense reimbursement	(116,136)
Distribution fee waiver—Class A	(951)

Net expenses	220,236

Net investment income	80,170

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized loss on:
Investment transactions	(1,396,418)
Foreign currency transactions	(25,154)

(1,421,572)

Net change in unrealized appreciation (depreciation) on:
Investments	(1,639,340)
Foreign currencies	6,451

(1,632,889)

Net loss on investment and foreign currency transactions	(3,054,461)

Net Decrease In Net Assets Resulting From Operations	$(2,974,291)

See Notes to Financial Statements.

18

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$80,170	$(112,197)
Net realized loss on investment and foreign currency transactions	(1,421,572)	(740,303)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(1,632,889)	996,214

Net increase (decrease) in net assets resulting from operations	(2,974,291)	143,714

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	3,866,117	10,063,474
Cost of shares reacquired	(4,149,123)	(8,013,441)

Net increase (decrease) in net assets from Series share transactions	(283,006)	2,050,033

Total increase (decrease)	(3,257,297)	2,193,747

Net Assets:
Beginning of period	51,487,500	49,293,753

End of period(a)	$48,230,203	$51,487,500

(a) Includes undistributed net investment income of:	$46,821	$—

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	19

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”) and currently consists of six series: Prudential Jennison International Opportunities Fund (the “Series”), Prudential Jennison Global Infrastructure Fund, Prudential QMA International Equity Fund, Prudential Jennison Global Opportunities Fund, Prudential Emerging Markets Debt Local Currency Fund and Prudential Jennison Emerging Markets Equity Fund. These financial statements relate to the Prudential Jennison International Opportunities Fund. The financial statements of the other series are not presented herein. The Series commenced investment operations on June 5, 2012.

The investment objective of the Series is to seek long-term growth of capital.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last

20

sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

Prudential Jennison International Opportunities Fund	21

Notes to Financial Statements (unaudited) (continued)

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: The Series may hold up to 15% of its net assets illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the

22

Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

Warrants and Rights: The Series may hold warrants and rights acquired either through a direct purchase, included as part of a private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. The Series holds such warrants and rights as long positions until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures.

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange.

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Series does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period-end exchange rates are reflected as a component of unrealized appreciation (depreciation) on investments and foreign currencies. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Prudential Jennison International Opportunities Fund	23

Notes to Financial Statements (unaudited) (continued)

Participatory Notes/Warrants: The Series may gain exposure to securities in certain foreign markets through investments in participatory notes (“P-notes”). The Series may purchase P-notes pending ability to invest directly in a foreign market due to restrictions applicable to foreign investors or other market factors. P-notes are generally issued by banks or broker-dealers and are designed to offer a return linked to a particular underlying security. P-notes involve transaction costs, which may be higher than those applicable to the equity securities. An investment in a P-note may involve risks, including counterparty risk, beyond those normally associated with a direct investment in the underlying security. The Series must rely on the creditworthiness of the counterparty and would have no rights against the issuer of the underlying security. Furthermore, the P-note’s performance may differ from that of the underlying security. The holder of the P-note is entitled to receive from the bank or broker-dealer, an amount equal to dividends paid by the issuer of the underlying security; however, the holder is not entitled to the same rights (e.g., dividends, voting rights) as an owner of the underlying security. There is also no assurance that there will be a secondary trading market for a P-note or that the trading price of a P-note will equal the value of the underlying security.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees, which are charged directly to the respective class and transfer agency fees specific to Class Q shares which are charged to that share class) and unrealized and realized gains (losses) are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends of net investment income and distributions from net realized capital and currency gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are

24

reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

Effective October 1, 2015, the management fee paid to PI is accrued daily and payable monthly at an annual rate of .825% of the Series’ average daily net assets up to $1 billion and .80% of such assets in excess of $1 billion. Prior to October 1, 2015, the management fee paid to PI was accrued daily and payable monthly at an annual rate of .90% of the Series’ average daily net assets. The effective management fee rate before any waivers and/or expense reimbursements was .825% for the six months ended April 30, 2016. The effective management fee rate, net of waivers and/or expense reimbursements was .343%.

Effective October 1, 2015, PI has contractually agreed to limit net annual Series operating expenses (exclusive of distribution and service (12b-1) fees, transfer agency/sub-transfer agency fees and networking fees, extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) of each class of shares to .84% of the Series’ average daily net assets through February 28, 2017. Prior to October 1, 2015, PI had contractually agreed to limit net annual Series operating expenses (exclusive of distribution and service (12b-1) fees, extraordinary and certain other expenses, such as taxes, interest and brokerage commissions) of each class of shares to 1.35% of the Series’ average daily net assets.

Prudential Jennison International Opportunities Fund	25

Notes to Financial Statements (unaudited) (continued)

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class A, Class C, Class Q and Class Z shares of the Series. The Series compensates PIMS for distributing and servicing the Series’ Class A and Class C shares, pursuant to plans of distribution (the “Class A and C Plans”), regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor of the Class Q and Class Z shares of the Series.

Pursuant to the Class A and C Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. PIMS has contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares through February 28, 2017.

PIMS has advised the Series that it has received $11,726 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

PIMS has advised the Series that for the six months ended April 30, 2016, it has received $6 in contingent deferred sales charges imposed upon redemption by certain Class C shareholders.

PI, PIMS and Jennison are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses on the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Series invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund), (the “Core Fund”), a portfolio of the

26

Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

The cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2016 were $12,750,826 and $14,018,979, respectively.

Note 5. Tax Information

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2016 were as follows:

Tax Basis	$44,618,292

Appreciation	5,748,263
Depreciation	(1,862,288)

Net Unrealized Appreciation	$3,885,975

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2015 of approximately $2,105,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Series elected to treat certain late-year ordinary income losses of approximately $33,000 as having been incurred in the following fiscal year (October 31, 2016).

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, Class C, Class Q and Class Z shares. Class A shares are subject to a maximum front-end sales charge of 5.50%. Investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are not subject to an initial sales charge but are subject to a contingent deferred sales charge (“CDSC”) of 1%. The Class A CDSC is waived for purchases by certain retirement or benefits plans. The CDSC for Class C shares is 1% for shares redeemed within 12 months

Prudential Jennison International Opportunities Fund	27

Notes to Financial Statements (unaudited) (continued)

of purchase. Class Q and Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors. A special exchange privilege is also available for shareholders who qualified to purchase Class A shares at net asset value.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of capital stock.

There are 850 million shares of common stock, $.01 par value per share, designated Class A, Class C, Class Q and Class Z common stock, each of which consists of 200 million, 200 million, 250 million and 200 million authorized shares, respectively.

As of April 30, 2016, Prudential, through its affiliates, owned 1,041 of Class A, 755 of Class Q and 1,041,033 of Class Z shares of the Series, respectively.

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	43,006	$530,241
Shares reacquired	(54,898)	(673,986)

Net increase (decrease) in shares outstanding	(11,892)	$(143,745)

Year ended October 31, 2015:
Shares sold	244,088	$3,370,573
Shares reacquired	(61,632)	(819,951)

Net increase (decrease) in shares outstanding before conversion	182,456	2,550,622
Shares reacquired upon conversion into other share class(es)	(4,627)	(60,515)

Net increase (decrease) in shares outstanding	177,829	$2,490,107

Class C
Six months ended April 30, 2016:
Shares sold	12,874	$162,372
Shares reacquired	(35,699)	(440,868)

Net increase (decrease) in shares outstanding	(22,825)	$(278,496)

Year ended October 31, 2015:
Shares sold	78,839	$1,061,115
Shares reacquired	(19,930)	(246,472)

Net increase (decrease) in shares outstanding	58,909	$814,643

28

Class Q	Shares	Amount
Period ended April 30, 2016*:
Shares sold	174,579	$2,085,000
Shares reacquired	(122,988)	(1,560,000)

Net increase (decrease) in shares outstanding before conversion	51,591	525,000
Shares issued upon conversion from other share class(es)	1,917,143	25,402,138

Net increase (decrease) in shares outstanding	1,968,734	$25,927,138

Class Z
Six months ended April 30, 2016:
Shares sold	87,603	$1,088,504
Shares reacquired	(117,042)	(1,474,269)

Net increase (decrease) in shares outstanding before conversion	(29,439)	(385,765)
Shares reacquired upon conversion into other share class(es)	(1,917,143)	(25,402,138)

Net increase (decrease) in shares outstanding	(1,946,582)	$(25,787,903)

Year ended October 31, 2015:
Shares sold	422,403	$5,631,786
Shares reacquired	(514,187)	(6,947,018)

Net increase (decrease) in shares outstanding before conversion	(91,784)	(1,315,232)
Shares issued upon conversion from other shares class(es)	4,591	60,515

Net increase (decrease) in shares outstanding	(87,193)	$(1,254,717)

*	Commencement of offering was December 23, 2015.

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Fund’s portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Series utilized the SCA during the six months ended April 30, 2016. The average daily balance for the 5 days the Series had loans outstanding during the period was $103,000, borrowed at a weighted average interest rate of 1.45%. The maximum loan outstanding amount during the period was $103,000. As of April 30, 2016, the Series did not have an outstanding loan amount.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value

Prudential Jennison International Opportunities Fund	29

Notes to Financial Statements (unaudited) (continued)

per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and has determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

30

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,	Year Ended October 31,			June 5, 2012(a) through October 31,
	2016(b)	2015(b)	2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.09	$13.06	$13.51	$11.30	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.01	(.05)	(.06)	(.01)	(.01)
Net realized and unrealized gain (loss) on investment transactions	(.81)	.08	.09	2.27	1.31
Total from investment operations	(.80)	.03	.03	2.26	1.30
Less Dividends and Distributions:
Dividends from net investment income	-	-	-	(.05)	-
Distributions from net realized gains	-	-	(.48)	-	-
Total dividends and distributions	-	-	(.48)	(.05)	-
Net asset value, end of period	$12.29	$13.09	$13.06	$13.51	$11.30
Total Return(c):	(6.11)%	.23%	.20%	20.04%	13.00%

Ratios/Supplemental Data:
Net assets, end of period (000)	$3,765	$4,167	$1,833	$889	$94
Average net assets (000)	$3,824	$3,179	$1,467	$356	$32
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.14%(e)	1.55%	1.60%	1.60%	1.60%	(e)
Expenses before waivers and/or expense reimbursement	1.67%(e)	1.67%	1.90%	3.16%	4.42%	(e)
Net investment income (loss)	.09%(e)	(.39)%	(.48)%	(.08)%	(.61)%	(e)
Portfolio turnover rate	27%(f)	75%	61%	86%	28%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying fund in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	31

Financial Highlights (unaudited) (continued)

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,			June 5, 2012(a) through October 31,
	2016(b)		2015(b)	2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$12.77		$12.82	$13.37	$11.27	$10.00
Income (loss) from investment operations:
Net investment loss	(.04)		(.15)	(.16)	(.14)	(.05)
Net realized and unrealized gain (loss) on investment transactions	(.79)		.10	.09	2.29	1.32
Total from investment operations	(.83)		(.05)	(.07)	2.15	1.27
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(.05)	-
Distributions from net realized gains	-		-	(.48)	-	-
Total dividends and distributions	-		-	(.48)	(.05)	-
Net asset value, end of period	$11.94		$12.77	$12.82	$13.37	$11.27
Total Return(c):	(6.50)%		(.39)%	(.57)%	19.11%	12.70%

Ratios/Supplemental Data:
Net assets, end of period (000)	$863		$1,215	$465	$181	$11
Average net assets (000)	$999		$903	$362	$38	$11
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.89%	(e)	2.30%	2.35%	2.35%	2.35%	(e)
Expenses before waivers and/or expense reimbursement	2.37%	(e)	2.37%	2.60%	4.09%	5.29%	(e)
Net investment loss	(.73)%	(e)	(1.15)%	(1.21)%	(1.12)%	(1.16)%	(e)
Portfolio turnover rate	27%	(f)	75%	61%	86%	28%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying fund in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

32

Class Q Shares
	December 23, 2015(a) through April 30, 2016
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$13.25
Income (loss) from investment operations:
Net investment income	.03
Net realized and unrealized loss on investment transactions	(.87)
Total from investment operations	(.84)
Net asset value, end of period	$12.41
Total Return(c):	(6.34)%

Ratios/Supplemental Data:
Net assets, end of period (000)	$24,428
Average net assets (000)	$23,673
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.84%	(e)
Expenses before waivers and/or expense reimbursement	1.32%	(e)
Net investment income	.79%	(e)
Portfolio turnover rate	27%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	Does not include expenses of the underlying portfolio in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

Prudential Jennison International Opportunities Fund	33

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,			June 5, 2012(a) through October 31,
	2016(b)		2015(b)	2014(b)	2013(b)	2012
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$13.20		$13.13	$13.55	$11.32	$10.00
Income (loss) from investment operations:
Net investment income (loss)	.01		(.03)	(.02)	.02	(.01)
Net realized and unrealized gain (loss) on investment transactions	(.80)		.10	.08	2.26	1.33
Total from investment operations	(.79)		.07	.06	2.28	1.32
Less Dividends and Distributions:
Dividends from net investment income	-		-	-	(.05)	-
Distributions from net realized gains	-		-	(.48)	-	-
Total dividends and distributions	-		-	(.48)	(.05)	-
Net asset value, end of period	$12.41		$13.20	$13.13	$13.55	$11.32
Total Return(c):	(5.98)%		.53%	.42%	20.24%	13.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$19,175		$46,105	$46,996	$16,487	$11,962
Average net assets (000)	$27,296		$47,187	$38,835	$13,938	$11,061
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	.89%	(e)	1.31%	1.35%	1.35%	1.35%	(e)
Expenses before waivers and/or expense reimbursement	1.37%	(e)	1.40%	1.54%	2.73%	4.28%	(e)
Net investment income (loss)	.13%	(e)	(.19)%	(.13)%	.13%	(.17)%	(e)
Portfolio turnover rate	27%	(f)	75%	61%	86%	28%	(f)

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported, and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than a full year are not annualized.
(d)	Does not include expenses of the underlying fund in which the Series invests.
(e)	Annualized.
(f)	Not annualized.

See Notes to Financial Statements.

34

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison International Opportunities Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON INTERNATIONAL OPPORTUNITIES FUND

SHARE CLASS	A	C	Q	Z
NASDAQ	PWJAX	PWJCX	PWJQX	PWJZX
CUSIP	743969677	743969669	743969586	743969651

MF215E2    0292999-00001-00

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Prudential Jennison Global Infrastructure Fund

SEMIANNUAL REPORT	APRIL 30, 2016

To enroll in e-delivery, go to prudentialfunds.com/edelivery

Objective: Total return

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The views expressed in this report and information about the Fund’s portfolio holdings are for the period covered by this report and are subject to change thereafter.

The accompanying financial statements as of April 30, 2016, were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, member SIPC. Jennison Associates LLC is a registered investment adviser. Both are Prudential Financial companies. © 2016 Prudential Financial, Inc. and its related entities. Jennison Associates, Jennison, the Prudential logo, and the Rock symbol are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for the Prudential Jennison Global Infrastructure Fund informative and useful. The report covers performance for the six-month period that ended April 30, 2016.

Since market conditions change over time, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. Keep in mind, however, that diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

Prudential Investments® is dedicated to helping you solve your toughest investment challenges—whether it’s capital growth, reliable income, or protection from market volatility and other risks. We offer the expertise of Prudential Financial’s affiliated asset managers that strive to be leaders in a broad range of funds to help you stay on course to the future you envision. They also manage money for major corporations and pension funds around the world, which means you benefit from the same expertise, innovation, and attention to risk demanded by today’s most sophisticated investors.

Thank you for choosing the Prudential Investments family of funds.

Sincerely,

Stuart S. Parker, President

Prudential Jennison Global Infrastructure Fund

June 15, 2016

Prudential Jennison Global Infrastructure Fund	3

Your Fund’s Performance (unaudited)

Performance data quoted represent past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted. An investor may obtain performance data as of the most recent month-end by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852.

Cumulative Total Returns (Without Sales Charges) as of 4/30/16
	Six Months (%)	One Year (%)	Since Inception (%)
Class A	0.79	–10.43	17.94 (9/25/13)
Class C	0.45	–11.06	15.60 (9/25/13)
Class Z	0.94	–10.21	18.57 (9/25/13)
S&P Global Infrastructure Index	3.33	–5.73	13.97
S&P 500 Index	0.43	1.21	29.55
Lipper Global Infrastructure Funds Average	2.37	–6.29	14.45

Average Annual Total Returns (With Sales Charges) as of 3/31/16
		One Year (%)	Since Inception (%)
Class A		–12.95	3.64 (9/25/13)
Class C		–9.49	5.19 (9/25/13)
Class Z		–7.72	6.22 (9/25/13)
S&P Global Infrastructure Index		–3.82	4.42
S&P 500 Index		1.78	10.74
Lipper Global Infrastructure Funds Average		–4.96	4.52

Source: Prudential Investments LLC and Lipper Inc.

Inception returns are provided for any share class with less than 10 calendar years of returns.

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The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. The average annual total returns take into account applicable sales charges, which are described for each share class in the table below.

	Class A	Class C	Class Z
Maximum initial sales charge	5.50% of the public offering price	None	None
Contingent deferred sales charge (CDSC) (as a percentage of the lower of original purchase price or net asset value at redemption)	1% on sales of $1 million or more made within 12 months of purchase	1% on sales made within 12 months of purchase	None
Annual distribution and service (12b-1) fees (shown as a percentage of average daily net assets)	.30% (.25% currently)	1%	None

Benchmark Definitions

S&P Global Infrastructure Index—The S&P Global Infrastructure Index is an unmanaged index that consists of 75 companies from around the world that represent the listed infrastructure universe. To create diversified exposure across the global listed infrastructure market, the Index has balanced weights across three distinct infrastructure clusters: Utilities, Transportation, and Energy.

S&P 500 Index—The Standard & Poor’s 500 Composite Stock Price Index (S&P 500 Index) is an unmanaged index of over 500 stocks of large US public companies. It gives a broad look at how stock prices in the United States have performed.

Lipper Global Infrastructure Funds Average—The Lipper Global Infrastructure Funds Average (Lipper Average) is based on the average return of all funds in the Lipper Global Infrastructure Funds category for the periods noted. Funds in the Lipper Average invest primarily in equity securities of domestic and foreign companies engaged in an infrastructure industry, including but not limited to transportation, communication, and waste management.

Investors cannot invest directly in an index or average. The returns for the Indexes would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes. Returns for the Lipper Average reflect the deduction of operating expenses, but not sales charges or taxes. The Since Inception returns for the Indexes and the Lipper Average are measured from the closest month-end to the inception date for the indicated share class.

Prudential Jennison Global Infrastructure Fund	5

Your Fund’s Performance (continued)

Five Largest Holdings expressed as a percentage of net assets as of 4/30/16 (%)
NextEra Energy, Inc., Electric Utilities	4.3
PG&E Corp., Electric Utilities	4.1
Sempra Energy, Multi-Utilities	3.4
Sydney Airport, Transportation Infrastructure	3.3
Atlantia SpA, Transportation Infrastructure	3.2

Holdings reflect only long-term investments and are subject to change.

Five Largest Industries expressed as a percentage of net assets as of 4/30/16 (%)
Oil, Gas & Consumable Fuels	19.8
Transportation Infrastructure	19.5
Electric Utilities	17.3
Real Estate Investment Trusts (REITs)	9.5
Multi-Utilities	7.4

Industry weightings reflect only long-term investments and are subject to change.

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Fees and Expenses (unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on November 1, 2015, at the beginning of the period, and held through the six-month period ended April 30, 2016. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line for each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of Prudential Investments funds, including the Fund, that you own. You should consider the additional fees that were charged to your

Prudential Jennison Global Infrastructure Fund	7

Fees and Expenses (continued)

Fund account over the six-month period when you estimate the total ongoing expenses paid over the period and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Prudential Jennison Global Infrastructure Fund		Beginning Account Value November 1, 2015	Ending Account Value April 30, 2016	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Class A	Actual	$1,000.00	$1,007.90	1.50%	$7.49
	Hypothetical	$1,000.00	$1,017.40	1.50%	$7.52
Class C	Actual	$1,000.00	$1,004.50	2.25%	$11.21
	Hypothetical	$1,000.00	$1,013.67	2.25%	$11.26
Class Z	Actual	$1,000.00	$1,009.40	1.25%	$6.25
	Hypothetical	$1,000.00	$1,018.65	1.25%	$6.27

*Fund expenses (net of fee waivers or subsidies, if any) for each share class are equal to the annualized expense ratio for each share class (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2016, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2016 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

The Fund’s annualized expense ratios for the six-month period ended April 30, 2016, are as follows:

Class	Gross Operating Expenses (%)	Net Operating Expenses (%)
A	1.79	1.50
C	2.49	2.25
Z	1.49	1.25

Net operating expenses shown above reflect any fee waivers and/or expense reimbursements. Additional information on Fund expenses and any fee waivers and/or expense reimbursements can be found in the “Financial Highlights” tables in this report and in the Notes to the Financial Statements in this report.

8	Visit our website at prudentialfunds.com

Portfolio of Investments (unaudited)

as of April 30, 2016

Description	Shares	Value (Note 1)
LONG-TERM INVESTMENTS 98.9%

COMMON STOCKS

Australia 6.4%
Sydney Airport	403,231	$2,079,091
Transurban Group	211,278	1,853,920
Transurban Group, 144A	7,675	67,347

		4,000,358

Canada 8.1%
Enbridge, Inc. (NYSE)	21,028	873,503
Enbridge, Inc. (TSX)	21,238	882,223
Keyera Corp.	15,808	509,127
Pembina Pipeline Corp.	37,324	1,119,347
Transcanada Corp. (NYSE)	16,072	666,827
Transcanada Corp. (TSX)	15,445	641,336
Transcanada Corp., Sub. Receipt	9,648	388,165

		5,080,528

France 7.3%
Aeroports de Paris	10,635	1,338,627
Eiffage SA	19,521	1,552,950
Groupe Eurotunnel SE	79,934	1,020,581
Veolia Environnement SA	25,810	634,040

		4,546,198

Hong Kong 2.3%
Guangdong Investment Ltd.	374,933	529,428
HKBN Ltd.	722,500	888,445

		1,417,873

Italy 8.0%
Atlantia SpA	71,746	1,999,894
Enel SpA	216,989	986,182
Infrastrutture Wireless Italiane SpA*	104,280	535,445
Infrastrutture Wireless Italiane SpA, 144A*	54,971	282,259
Snam SpA	201,930	1,234,888

		5,038,668

Japan 2.8%
East Japan Railway Co.	9,596	844,218
Nippon Prologis REIT, Inc.	326	781,695
Nippon Prologis REIT, Inc., 144A	52	124,688

		1,750,601

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	9

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

Mexico 4.7%
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	132,771	$1,253,652
Infraestructura Energetica Nova SAB de CV	169,749	662,138
Promotora y Operadora de Infraestructura SAB de CV	78,782	998,750

		2,914,540

Spain 5.2%
Abengoa Yield PLC	39,790	717,414
Cellnex Telecom SAU	35,902	593,336
Ferrovial SA	89,624	1,933,654

		3,244,404

Switzerland 2.5%
Flughafen Zuerich AG	1,732	1,591,130

United States 51.6%
American Electric Power Co., Inc.	23,814	1,512,189
American Tower Corp., REIT	11,805	1,238,108
American Water Works Co., Inc.	19,803	1,440,866
Atmos Energy Corp.	21,525	1,561,639
Charter Communications, Inc. (Class A Stock)*	3,092	656,246
Cheniere Energy Partners LP Holdings LLC	40,827	795,310
Comcast Corp. (Class A Stock)	9,708	589,858
Crown Castle International Corp., REIT	14,239	1,237,084
CyrusOne, Inc., REIT	37,278	1,645,078
Digital Realty Trust, Inc., REIT	10,765	947,105
Dominion Resources, Inc.	12,084	863,644
Edison International	26,922	1,903,655
Energy Transfer Partners LP, MLP	36,859	1,305,914
Enterprise Products Partners LP, MLP	63,267	1,688,596
EQT GP Holdings LP, MLP	15,845	419,259
Exelon Corp.	29,427	1,032,594
NextEra Energy, Inc.	23,101	2,716,216
NiSource, Inc.	44,423	1,008,846
Norfolk Southern Corp.	11,598	1,045,096
NRG Yield, Inc. (Class A Stock)	9,857	149,136
ONEOK Partners LP, MLP	25,479	903,485
PG&E Corp.	44,027	2,562,371
Plains All American Pipeline LP, MLP	36,653	840,820
SemGroup Corp. (Class A Stock)	14,949	458,336
Sempra Energy	20,646	2,133,764
Targa Resources Corp.	15,612	631,662
Time Warner Cable, Inc.	2,911	617,452

See Notes to Financial Statements.

10

Description	Shares	Value (Note 1)
COMMON STOCKS (Continued)

United States (cont’d.)
Williams Partners LP, MLP	10,829	$327,361

		32,231,690

TOTAL LONG-TERM INVESTMENTS (cost $55,067,169)		61,815,990

SHORT-TERM INVESTMENT 1.2%

AFFILIATED MUTUAL FUND
Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund (cost $718,173) (Note 3)(a)	718,173	718,173

TOTAL INVESTMENTS 100.1% (cost $55,785,342) (Note 5)		62,534,163
Liabilities in excess of other assets (0.1)%		(44,454)

NET ASSETS 100.0%		$62,489,709

The following abbreviations are used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

MLP—Master Limited Partnership

NYSE—New York Stock Exchange

OTC—Over-the-counter

REIT—Real Estate Investment Trust

TSX—Toronto Stock Exchange

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Series, also serves as manager of the Prudential Investment Portfolios 2 - Prudential Core Ultra Short Bond Fund.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	11

Portfolio of Investments (unaudited) (continued)

as of April 30, 2016

The following is a summary of the inputs used as of April 30, 2016 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$4,000,358	$—
Canada	5,080,528	—	—
France	—	4,546,198	—
Hong Kong	—	1,417,873	—
Italy	—	5,038,668	—
Japan	—	1,750,601	—
Mexico	2,914,540	—	—
Spain	717,414	2,526,990	—
Switzerland	—	1,591,130	—
United States	32,231,690	—	—
Affiliated Mutual Fund	718,173	—	—

Total	$41,662,345	$20,871,818	$—

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2016 were as follows:

Oil, Gas & Consumable Fuels	19.8%
Transportation Infrastructure	19.5
Electric Utilities	17.3
Real Estate Investment Trusts (REITs)	9.5
Multi-Utilities	7.4
Construction & Engineering	5.6
Gas Utilities	5.6
Diversified Telecommunication Services	3.6
Water Utilities	3.2
Road & Rail	3.1
Media	3.0
Independent Power & Renewable Electricity Producers	1.3
Affiliated Mutual Fund	1.2

100.1
Liabilities in excess of other assets	(0.1)

100.0%

See Notes to Financial Statements.

12

PRUDENTIAL INVESTMENTS, A PGIM BUSINESS  |  MUTUAL FUNDS

Statement of Assets and Liabilities, Statement of Operations and Statement of Changes in Net Assets (unaudited)

SEMIANNUAL REPORT	APRIL 30, 2016

Prudential Jennison Global Infrastructure Fund

Statement of Assets & Liabilities (unaudited)

as of April 30, 2016

Assets
Investments at value:
Unaffiliated investments (cost $55,067,169)	$61,815,990
Affiliated investments (cost $718,173)	718,173
Cash	603
Receivable for Series shares sold	180,078
Receivable for investments sold	158,371
Dividends receivable	112,545
Tax reclaim receivable	24,117
Prepaid expenses	307

Total assets	63,010,184

Liabilities
Payable for investments purchased	288,654
Payable for Series shares reacquired	114,607
Accrued expenses and other liabilities	69,629
Management fee payable	37,346
Distribution fee payable	8,071
Affiliated transfer agent fee payable	2,168

Total liabilities	520,475

Net Assets	$62,489,709

Net assets were comprised of:
Common stock, at par	$54,362
Paid-in capital in excess of par	66,847,911

66,902,273
Distributions in excess of net investment income	(408,690)
Accumulated net realized loss on investment and foreign currency transactions	(10,751,102)
Net unrealized appreciation on investments and foreign currencies	6,747,228

Net assets, April 30, 2016	$62,489,709

See Notes to Financial Statements.

14

Class A
Net asset value and redemption price per share, ($16,819,492 ÷ 1,462,780 shares of common stock issued and outstanding)	$11.50
Maximum sales charge (5.50% of offering price)	0.67

Maximum offering price to public	$12.17

Class C
Net asset value, offering price and redemption price per share, ($5,758,917 ÷ 504,230 shares of common stock issued and outstanding)	$11.42

Class Z
Net asset value, offering price and redemption price per share, ($39,911,300 ÷ 3,469,167 shares of common stock issued and outstanding)	$11.50

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	15

Statement of Operations (unaudited)

Six Months Ended April 30, 2016

Net Investment Income
Income
Unaffiliated dividend income (net of foreign withholding taxes of $28,812)	$485,080
Affiliated dividend income	2,097

Total income	487,177

Expenses
Management fee	322,728
Distribution fee—Class A	26,801
Distribution fee—Class C	28,892
Custodian and accounting fees	43,000
Transfer agent’s fees and expenses (including affiliated expense of $7,000)	37,000
Registration fees	24,000
Shareholders’ reports	19,000
Audit fee	12,000
Legal fees and expenses	9,000
Directors’ fees	6,000
Insurance expenses	1,000
Loan interest expense	717
Miscellaneous	8,161

Total expenses	538,299
Less: Management fee waiver and/or expense reimbursement	(78,437)
Distribution fee waiver—Class A	(4,467)

Net expenses	455,395

Net investment income	31,782

Realized And Unrealized Gain (Loss) On Investments And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions	(5,970,264)
Foreign currency transactions	1,140

(5,969,124)

Net change in unrealized appreciation (depreciation) on:
Investments	5,223,776
Foreign currencies	3,151

5,226,927

Net loss on investment and foreign currency transactions	(742,197)

Net Decrease In Net Assets Resulting From Operations	$(710,415)

See Notes to Financial Statements.

16

Statement of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2016	Year Ended October 31, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income	$31,782	$420,933
Net realized loss on investment and foreign currency transactions	(5,969,124)	(4,609,595)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	5,226,927	(2,374,141)

Net decrease in net assets resulting from operations	(710,415)	(6,562,803)

Dividends and Distributions (Note 1)
Dividends from net investment income
Class A	(114,585)	(99,616)
Class C	(26,647)	(703)
Class Z	(299,240)	(285,862)

	(440,472)	(386,181)

Tax return of capital
Class A	—	(43,879)
Class C	—	(309)
Class Z	—	(125,915)

	—	(170,103)

Series share transactions (Net of share conversions) (Note 6)
Net proceeds from shares sold	6,658,777	56,052,307
Net asset value of shares issued in reinvestment of dividends and distributions	417,885	534,566
Cost of shares reacquired	(19,868,668)	(24,178,576)

Net increase (decrease) in net assets from Series share transactions	(12,792,006)	32,408,297

Total increase (decrease)	(13,942,893)	25,289,210

Net Assets:
Beginning of period	76,432,602	51,143,392

End of period	$62,489,709	$76,432,602

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	17

Notes to Financial Statements (unaudited)

Prudential World Fund, Inc. (the “Fund”) is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (“1940 Act”) and currently consists of six series: Prudential QMA International Equity Fund, Prudential Jennison Global Infrastructure Fund (the “Series”), Prudential Jennison Emerging Markets Equity Fund, Prudential Jennison Global Opportunities Fund, Prudential Jennison International Opportunities Fund and Prudential Emerging Markets Debt Local Currency Fund. These financial statements relate to the Prudential Jennison Global Infrastructure Fund. The financial statements of the other series are not presented herein. The investment objective of the Series is to achieve total return.

Note 1. Accounting Policies

The Fund follows investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Series consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Series holds securities and other assets that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Series to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Series’ investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Portfolio of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments such as futures or options that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

18

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which can be applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price to the extent that the valuation meets the established confidence level for each security. Such confidence level is a measure of the probability of a relationship between a given equity security and the factors used in the models. If the confidence level is not met or the vendor does not provide a model price, securities are valued in accordance with exchange-traded common and preferred stocks discussed above.

Participatory notes (P-notes) are generally valued based upon the value of a related underlying security that trades actively in the market and are classified as Level 2 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are generally valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Bank loans traded in the OTC market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors utilize broker/dealer quotations and provide prices based on the average of such quotations. Bank loans valued using such vendor prices are generally classified as Level 2 in the fair value hierarchy.

OTC derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Prudential Jennison Global Infrastructure Fund	19

Notes to Financial Statements (unaudited) (continued)

Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Restricted and Illiquid Securities: Subject to guidelines adopted by the Board, the Series may invest up to 15% of its net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, cannot be sold within seven days in the ordinary course of business at approximately the amount at which the Series has valued the investment. Therefore, the Series may find it difficult to sell illiquid securities at the time considered most advantageous by its Subadviser and may incur expenses that would not be incurred in the sale of securities that were freely marketable. Certain securities that would otherwise be considered illiquid because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. These Rule 144A securities, as well as commercial paper that is sold in private placements under Section 4(2) of the Securities Act, may be deemed liquid by the Series’ Subadviser under the guidelines adopted by the Directors of the Series. However, the liquidity of the Series’ investments in Rule 144A securities could be impaired if trading does not develop or declines.

20

Foreign Currency Translation: The books and records of the Series are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Series are presented at the foreign exchange rates and market values at the close of the period, the Series does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Series does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions. Notwithstanding the above, the Fund does isolate the effect of fluctuations in foreign currency exchange rates when determining the gain (loss) upon the sale or maturity of foreign currency denominated debt obligations; such amounts are included in net realized gains (losses) on foreign currency transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains or losses from holdings of foreign currencies, forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade date and settlement date on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Series’ books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates are reflected as a component of net unrealized appreciation (depreciation) on investments and foreign currencies.

Concentration of Risk: Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin as a result of, among other factors, the possibility of political and economic instability or the level of governmental supervision and regulation of foreign securities markets.

MLPs: The Series invests in MLPs. Distributions received from the Series’ investments in MLPs generally are comprised of income and return of capital. The Series records investment income and return of capital based on estimates made at the time such distributions are received. Such estimates are based on historical information available from each MLP and other industry sources. These estimates may subsequently be revised based on information received from MLPs after their respective tax reporting periods have concluded.

REITs: The Series invests in REITs, which report information on the source of their distributions annually. Based on current and historical information, a portion of distributions

Prudential Jennison Global Infrastructure Fund	21

Notes to Financial Statements (unaudited) (continued)

received from REITs during the year is estimated to be dividend income, capital gain or return of capital and is recorded accordingly. These estimates are adjusted periodically when the actual source of distributions is disclosed by the REITs.

Securities Lending: The Series may lend its portfolio securities to banks and brokerdealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in a highly liquid ultra short-term bond fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. Loans are subject to termination at the option of the borrower or the Series. Upon termination of the loan, the borrower will return to the Series securities identical to the loaned securities. Should the borrower of the securities fail financially, the Series has the right to repurchase the securities using the collateral in the open market. The Series recognizes income, net of any rebate and securities lending agent fees, for lending its securities, and any interest on the investment of cash received as collateral. The borrower receives all interest and dividends and such payments are passed back to the lender in amounts equivalent thereto. The Series also continues to recognize any unrealized gain (loss) in the market price of the securities loaned that may occur during the term of the loan.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the identified cost basis. Dividend income is recorded on the ex-date. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on an accrual basis. Expenses are recorded on the accrual basis, which may require the use of certain estimates by management that may differ from actual.

Net investment income or loss (other than distribution fees which are charged directly to the respective class) and unrealized and realized gains or losses are allocated daily to each class of shares based upon the relative proportion of adjusted net assets of each class at the beginning of the day.

Dividends and Distributions: The Series expects to pay dividends from net investment income quarterly and distributions from net realized capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gains are reclassified amongst undistributed net investment income (loss), accumulated net realized gain (loss) and paid in capital in excess of par, as appropriate.

Taxes: For federal income tax purposes, each Series in the Fund is treated as a separate taxpaying entity. It is each Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all

22

of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends are recorded, net of reclaimable amounts, at the time the related income is earned.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Fund has a management agreement for the Series with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Jennison Associates LLC (“Jennison”). The subadvisory agreement provides that Jennison furnishes investment advisory services in connection with the management of the Series. In connection therewith, Jennison is obligated to keep certain books and records of the Series. PI pays for the services of Jennison, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

The management fee paid to PI is accrued daily and payable monthly, at an annual rate of 1.00% of the average daily net assets of the Series. The effective management fee rate, net of waivers and/or expense reimbursement, was .76%.

PI has contractually agreed, through February 28, 2017, to limit net annual Series operating expenses (exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, extraordinary and certain other expenses, including taxes, interest and brokerage commissions) of each class of shares to 1.25% of the Series’ average daily net assets.

The Series has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”) which acts as the distributor of the Class A, C, and Z shares of the Series. The Series compensates PIMS for distributing and servicing the Fund’s Class A and C shares, pursuant to plans of distribution (the “Distribution Plans”) regardless of expenses actually incurred by PIMS. The distribution fees are accrued daily and payable monthly. No distribution or service fees are paid to PIMS as distributor for Class Z shares of the Series.

Pursuant to the Distribution Plans, the Series compensates PIMS for distribution related activities at an annual rate of up to .30% and 1% of the average daily net assets of the Class A and C shares, respectively. For the six months ended April 30, 2016, PIMS contractually agreed to limit such fees to .25% of the average daily net assets of the Class A shares.

PIMS has advised the Series that it has received $9,731 in front-end sales charges resulting from sales of Class A shares during the six months ended April 30, 2016. From these fees, PIMS paid such sales charges to affiliated broker-dealers, which in turn paid commissions to salespersons and incurred other distribution costs.

Prudential Jennison Global Infrastructure Fund	23

Notes to Financial Statements (unaudited) (continued)

PIMS has advised the Series that for the six months ended April 30, 2016, it has received $704 in contingent deferred sales charges imposed upon redemptions by certain Class C shareholders.

PI, Jennison and PIMS are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect, wholly-owned subsidiary of Prudential, serves as the Series’ transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Series may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Such transactions are subject to ratification by the Board.

The Series invests in the Prudential Core Ultra Short Bond Fund, (formerly known as Prudential Core Taxable Money Market Fund, (the “Core Fund”), a portfolio of Prudential Investment Portfolios 2, registered under the 1940 Act and managed by PI. Earnings from the Core Fund are disclosed on the Statement of Operations as “Affiliated dividend income”.

Note 4. Portfolio Securities

Purchases and sales of portfolio securities, other than short-term investments, for the six months ended April 30, 2016, aggregated $24,201,468 and $35,292,621, respectively.

Note 5. Tax Information

In order to present distributions in excess of net investment income, accumulated net realized loss on investment and foreign currencies and paid-in capital in excess of par on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments will be made at the end of each fiscal year end. These tax adjustments include but are not limited to certain transactions involving foreign securities and currencies, investment in passive foreign investment companies and investment in partnerships.

24

The United States federal income tax basis of the Series’ investments and the net unrealized appreciation as of April 30, 2016 were as follows:

Tax Basis	$56,228,332

Appreciation	7,260,734
Depreciation	(954,903)

Net Unrealized Appreciation	$6,305,831

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Series had a capital loss carryforward as of October 31, 2015 of approximately $4,339,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

Management has analyzed the Series’ tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Series’ financial statements for the current reporting period. The Series’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

The Series offers Class A, C and Z shares. Class A shares are sold with a front-end sales charge of up to 5.50%. All investors who purchase Class A shares in an amount of $1 million or more and sell these shares within 12 months of purchase are subject to a contingent deferred sales charge (CDSC) of 1%. The Class A CDSC is waived for purchases by certain retirement and/or benefit plans. Class C shares are sold with a CDSC of 1% on shares redeemed within the first 12 months after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.

Under certain circumstances, an exchange may be made from specified share classes of the Series to one or more other share classes of the Series as presented in the table of transactions in shares of common stock.

There are 525 million authorized shares of common stock at $.01 par value per share, designated Class A, Class C and Class Z, each of which consists of 200 million, 100 million, and 225 million authorized shares, respectively.

As of April 30, 2016, Prudential, through its affiliates, owned 515,528 Class Z shares of the Series.

Prudential Jennison Global Infrastructure Fund	25

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of common stock were as follows:

Class A	Shares	Amount
Six months ended April 30, 2016:
Shares sold	95,526	$1,030,951
Shares issued in reinvestment of dividends and distributions	9,037	95,880
Shares reacquired†	(588,892)	(6,319,039)

Net increase (decrease) in shares outstanding before conversion	(484,329)	(5,192,208)
Shares reacquired upon conversion into other share class(es)	(641)	(7,028)

Net increase (decrease) in shares outstanding	(484,970)	$(5,199,236)

Year ended October 31, 2015:
Shares sold	1,595,465	$19,553,250
Shares issued in reinvestment of dividends, distributions and tax return of capital	10,216	122,173
Shares reacquired	(863,175)	(10,381,343)

Net increase (decrease) in shares outstanding before conversion	742,506	9,294,080
Shares reacquired upon conversion into other share class(es)	(24,630)	(295,257)

Net increase (decrease) in shares outstanding	717,876	$8,998,823

Class C
Six months ended April 30, 2016:
Shares sold	29,795	$322,682
Shares issued in reinvestment of dividends and distributions	2,387	25,211
Shares reacquired†	(121,063)	(1,289,187)

Net increase (decrease) in shares outstanding	(88,881)	$(941,294)

Year ended October 31, 2015:
Shares sold	425,583	$5,219,036
Shares issued in reinvestment of dividends, distributions and tax return of capital	83	957
Shares reacquired	(137,452)	(1,634,771)

Net increase (decrease) in shares outstanding	288,214	$3,585,222

Class Z
Six months ended April 30, 2016:
Shares sold	488,670	$5,305,144
Shares issued in reinvestment of dividends and distributions	27,999	296,794
Shares reacquired	(1,170,576)	(12,260,442)

Net increase (decrease) in shares outstanding before conversion	(653,907)	(6,658,504)
Shares issued upon conversion from other share class(es)	641	7,028

Net increase (decrease) in shares outstanding	(653,266)	$(6,651,476)

Year ended October 31, 2015:
Shares sold	2,545,641	$31,280,021
Shares issued in reinvestment of dividends, distributions and tax return of capital	34,390	411,436
Shares reacquired	(1,000,815)	(12,162,462)

Net increase (decrease) in shares outstanding before conversion	1,579,216	19,528,995
Shares issued upon conversion from other share class(es)	24,614	295,257

Net increase (decrease) in shares outstanding	1,603,830	$19,824,252

†	Includes affiliated redemption of 1,019 shares with a value of $11,243 for Class A shares and 1,007 shares with a value of $11,065 for Class C shares.

26

Note 7. Borrowings

The Series, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The SCA provides for a commitment of $900 million for the period October 8, 2015 through October 6, 2016. The Funds pay an annualized commitment fee of .11% of the unused portion of the SCA. Prior to October 8, 2015, the Funds had another SCA that provided a commitment of $900 million and the Funds paid an annualized commitment fee of .075% of the unused portion of the SCA. Interest on any borrowings under the SCA is paid at contracted market rates. The Series’ portion of the commitment fee for the unused amount is accrued daily and paid quarterly.

The Fund utilized the SCA during the six months ended April 30, 2016. The average daily balance for the 13 days that the Fund had loans outstanding during the period was $1,181,923 borrowed at a weighted average interest rate of 1.68%. The maximum loan balance outstanding during the period was $2,614,000. At April 30, 2016, the Fund did not have an outstanding loan balance.

Note 8. New Accounting Pronouncements

In May 2015, the FASB issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for the Fund for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. Management has evaluated the implications of ASU No. 2015-07 and it has been determined that there is no impact on the financial statement disclosures.

In January 2016, the FASB issued ASU No. 2016-01 regarding “Recognition and Measurement of Financial Assets and Financial Liabilities”. The new guidance is intended to enhance the reporting model for financial instruments to provide users of financial statements with more decision-useful information and addresses certain aspects of the recognition, measurement, presentation, and disclosure of financial instruments. The new standard affects all entities that hold financial assets or owe financial liabilities. The new guidance is effective for public companies for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. At this time, management is evaluating the implications of ASU No. 2016-01 and its impact on the financial statements and disclosures has not yet been determined.

Prudential Jennison Global Infrastructure Fund	27

Financial Highlights (unaudited)

Class A Shares
	Six Months Ended April 30,		Year Ended October 31,		September 25, 2013(b) through October 31,
	2016		2015	2014	2013
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.48		$12.62	$10.42	$10.00
Income (loss) from investment operations:
Net investment income	-	(g)	.06	.09	-	(g)
Net realized and unrealized gain (loss) on investments	.09		(1.12)	2.26	.42
Total from investment operations	.09		(1.06)	2.35	.42
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.05)	(.14)	-
Tax return of capital	-		(.03)	-	-
Distributions from net realized gains	-		-	(.01)	-
Total dividends and distributions	(.07)		(.08)	(.15)	-
Net Asset Value, end of period	$11.50		$11.48	$12.62	$10.42
Total Return(a):	.79%		(8.46)%	22.67%	4.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$16,819		$22,353	$15,521	$21
Average net assets (000)	$17,965		$22,695	$4,906	$17
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.50%	(e)	1.50%	1.50%	1.50%	(e)
Expenses before waivers and/or expense reimbursement	1.79%	(e)	1.78%	1.95%	25.87%	(e)
Net investment income	.02%	(e)	.52%	.73%	.28%	(e)
Portfolio turnover rate	37%	(f)	94%	49%	10%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not Annualized.
(g)	Less than $.005.

See Notes to Financial Statements.

28

Class C Shares
	Six Months Ended April 30,		Year Ended October 31,		September 25, 2013(b) through October 31,
	2016		2015	2014	2013
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.42		$12.58	$10.41	$10.00
Income (loss) from investment operations:
Net investment income (loss)	(.04)		(.03)	.01	.01
Net realized and unrealized gain (loss) on investments	.09		(1.13)	2.25	.40
Total from investment operations	.05		(1.16)	2.26	.41
Less Dividends and Distributions:
Dividends from net investment income	(.05)		- (g)	(.08)	-
Tax return of capital	-		- (g)	-	-
Distributions from net realized gains	-		-	(.01)	-
Total dividends and distributions	(.05)		-	(.09)	-
Net Asset Value, end of period	$11.42		$11.42	$12.58	$10.41
Total Return(a):	.45%		(9.21)%	21.76%	4.10%

Ratios/Supplemental Data:
Net assets, end of period (000)	$5,759		$6,775	$3,835	$40
Average net assets (000)	$5,810		$6,353	$1,104	$17
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	2.25%	(e)	2.25%	2.25%	2.25%	(e)
Expenses before waivers and/or expense reimbursement	2.49%	(e)	2.48%	2.70%	38.05%	(e)
Net investment income (loss)	(.77)	(e)	(.22)%	.12%	.52%	(e)
Portfolio turnover rate	37%	(f)	94%	49%	10%	(f)

(a)	Total return does not consider the effect of sales load. Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not Annualized.
(g)	Less than $.005.

See Notes to Financial Statements.

Prudential Jennison Global Infrastructure Fund	29

Financial Highlights (unaudited) (continued)

Class Z Shares
	Six Months Ended April 30,		Year Ended October 31,		September 25, 2013(b) through October 31,
	2016		2015	2014	2013
Per Share Operating Performance(c):
Net Asset Value, Beginning of Period	$11.47		$12.62	$10.42	$10.00
Income (loss) from investment operations:
Net investment income	.01		.09	.22	.01
Net realized and unrealized gain (loss) on investments	.09		(1.13)	2.15	.41
Total from investment operations	.10		(1.04)	2.37	.42
Less Dividends and Distributions:
Dividends from net investment income	(.07)		(.08)	(.16)	-
Tax return of capital	-		(.03)	-	-
Distributions from net realized gains	-		-	(.01)	-
Total dividends and distributions	(.07)		(.11)	(.17)	-
Net Asset Value, end of period	$11.50		$11.47	$12.62	$10.42
Total Return(a):	.94%		(8.28)%	22.91%	4.20%

Ratios/Supplemental Data:
Net assets, end of period (000)	$39,911		$47,305	$31,788	$5,247
Average net assets (000)	$41,133		$42,210	$20,117	$5,113
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.25%	(e)	1.25%	1.25%	1.25%	(e)
Expenses before waivers and/or expense reimbursement	1.49%	(e)	1.48%	2.08%	22.65%	(e)
Net investment income	.26%	(e)	.75%	1.79%	.56%	(e)
Portfolio turnover rate	37%	(f)	94%	49%	10%	(f)

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.
(b)	Commencement of operations.
(c)	Calculated based on the average shares outstanding during the period.
(d)	Does not include expenses of the underlying portfolio in which the Fund invests.
(e)	Annualized.
(f)	Not Annualized.

See Notes to Financial Statements.

30

■ MAIL	■ TELEPHONE	■ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	www.prudentialfunds.com

PROXY VOTING
The Board of Directors of the Fund has delegated to the Fund’s investment subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852 or by visiting the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

DIRECTORS
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Keith F. Hartstein • Michael S. Hyland • Stuart S. Parker • Richard A. Redeker • Stephen G. Stoneburn • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • M. Sadiq Peshimam, Treasurer and Principal Financial and Accounting Officer • Raymond A. O’Hara, Chief Legal Officer • Deborah A. Docs, Secretary • Chad A. Earnst, Chief Compliance Officer • Theresa C. Thompson, Deputy Chief Compliance Officer • Richard W. Kinville, Anti-Money Laundering Compliance Officer • Jonathan D. Shain, Assistant Secretary • Claudia DiGiacomo, Assistant Secretary • Amanda S. Ryan, Assistant Secretary • Andrew R. French, Assistant Secretary • Peter Parrella, Assistant Treasurer • Lana Lomuti, Assistant Treasurer • Linda McMullin, Assistant Treasurer • Kelly A. Coyne, Assistant Treasurer

MANAGER	Prudential Investments LLC	655 Broad Street Newark, NJ 07102

INVESTMENT SUBADVISER	Jennison Associates LLC	466 Lexington Avenue New York, NY 10017

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	One Wall Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	KPMG LLP	345 Park Avenue New York, NY 10154

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus and summary prospectus contain this and other information about the Fund. An investor may obtain a prospectus and summary prospectus by visiting our website at www.prudentialfunds.com or by calling (800) 225-1852. The prospectus and summary prospectus should be read carefully before investing.

E-DELIVERY
To receive your mutual fund documents online, go to www.prudentialfunds.com/edelivery and enroll. Instead of receiving printed documents by mail, you will receive notification via email when new materials are available. You can cancel your enrollment or change your email address at any time by visiting the website address above.

SHAREHOLDER COMMUNICATIONS WITH DIRECTORS
Shareholders can communicate directly with the Board of Directors by writing to the Chair of the Board, Prudential Jennison Global Infrastructure Fund, Prudential Investments, Attn: Board of Directors, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Director by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO SCHEDULE
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may also be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation and location of the Public Reference Room may be obtained by calling (202) 551-8090. The Fund’s schedule of portfolio holdings is also available on the Fund’s website as of the end of each month no sooner than 15 days after the end of the month.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PRUDENTIAL JENNISON GLOBAL INFRASTRUCTURE FUND

SHARE CLASS	A	C	Z
NASDAQ	PGJAX	PGJCX	PGJZX
CUSIP	743969792	743969784	743969776

MF217E2    0293004-00001-00

Item 2 –	Code of Ethics – Not required, as this is not an annual filing.

Item 3 –	Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 –	Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 –	Audit Committee of Listed Registrants – Not applicable.

Item 6 –	Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 –	Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 –	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits

(a)	(1) Code of Ethics – Not required, as this is not an annual filing.

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Prudential World Fund, Inc.

By:	/s/ Deborah A. Docs
Deborah A. Docs
Secretary

Date:	June 17, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date:	June 17, 2016

By:	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date:	June 17, 2016